Spartan®

Arizona Municipal

Income Fund

and

Fidelity®
Arizona Municipal
Money Market Fund

Annual Report

August 31, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Spartan Arizona Municipal Income Fund
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Arizona Municipal Money Market Fund
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Accountants	<Click Here>	The auditors' opinion.
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>

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(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

As the first anniversary of September 11 approached, new concerns about terrorism and a continued deterioration of investor confidence kept U.S. equity performance on its year-long downward path. With investor appetite for risk dwindling, U.S. Treasury bonds - traditionally a haven from stock market and geopolitical turbulence - were in strong demand. As a result, the securities outperformed nearly all other asset classes year-to-date through August.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Spartan Arizona Municipal Income Fund

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended August 31, 2002	Past 1 year	Past 5 years	Life of fund
Spartan® Arizona Municipal Income	6.38%	33.94%	69.52%
LB Arizona 4 Plus Year Enhanced Municipal Bond	6.76%	36.57%	n/a*
Arizona Municipal Debt Funds Average	4.91%	27.99%	n/a*

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on October 11, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers® Arizona 4 Plus Year Enhanced Municipal Bond Index - a market value-weighted index of Arizona investment-grade municipal bonds with maturities of four years or more. To measure how the fund's performance stacked up against its peers, you can compare it to the Arizona municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 36 mutual funds. These benchmarks will include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended August 31, 2002	Past 1 year	Past 5 years	Life of fund
Spartan Arizona Municipal Income	6.38%	6.02%	6.92%
LB Arizona 4 Plus Year Enhanced Municipal Bond	6.76%	6.43%	n/a*
Arizona Municipal Debt Funds Average	4.91%	5.05%	n/a*

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

* Not available

Annual Report

Spartan Arizona Municipal Income Fund
Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Spartan® Arizona Municipal Income Fund on October 31, 1994, shortly after the fund started. As the chart shows, by August 31, 2002, the value of the investment would have grown to $17,252 - a 72.52% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a market-value oriented index of investment-grade municipal bonds with maturities of one year or more - did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $17,657 - a 76.57% increase.

The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

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Annual Report

Total Return Components

	Years ended August 31,
	2002	2001	2000	1999	1998
Dividend returns	4.11%	4.65%	4.85%	4.13%	4.55%
Capital returns	2.27%	5.05%	1.84%	-3.75%	2.61%
Total returns	6.38%	9.70%	6.69%	0.38%	7.16%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

Dividends and Yield

Periods ended August 31, 2002	Past 1 month	Past 6 months	Past 1 Year
Dividends per share	3.77¢	22.54¢	44.26¢
Annualized dividend rate	3.87%	3.98%	3.95%
30-day annualized yield	3.23%	-	-
30-day annualized tax-equivalent yield	5.23%	-	-

Dividends per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $11.46 over the past one month, $11.23 over the past six months and $11.20 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 38.28% combined effective federal and state income tax bracket. The tax-equivalent yield does not reflect the payment of the federal alternative minimum tax, if applicable.

Annual Report

Spartan Arizona Municipal Income Fund

Fund Talk: The Manager's Overview

Market Recap

Despite negative returns in three of the first four months of the one-year period ending August 31, 2002, the municipal bond market roared back to life and finished the past 12 months with a solid advance of 6.27% according to the Lehman Brothers® Municipal Bond Index, which measures the performance of approximately 40,000 investment-grade, fixed-rate, tax-exempt bonds. Muni performance was tempered in the first month of the period when the tragic events of September 11 drove investors to the relative safety of U.S. Treasury bonds. Later, in November and December of 2001, munis struggled again when a brighter economic outlook gave investors enough confidence to wade back into higher risk assets such as stocks, and many believed that the Federal Reserve Board would begin to reverse 2001's aggressive rate cutting stance. However, when it became apparent that the economic rebound was not as healthy as first perceived, and as equity investors became confounded by numerous corporate accounting scandals, municipal bonds began to rally. Although new issuance supply was heavy, it was easily absorbed by strong demand, and the municipal market closed out the past year with gains of one percent or better in the final three months of the period.

(Portfolio Manager photograph)
An interview with Christine Thompson, Portfolio Manager of Spartan Arizona Municipal Income Fund

Q. How did the fund perform, Christine?

A. For the 12-month period ending August 31, 2002, the fund returned 6.38%. To get a sense of how the fund did relative to its competitors, the Arizona municipal debt funds average returned 4.91%, according to Lipper Inc. Additionally, the Lehman Brothers Arizona 4 Plus Year Enhanced Municipal Bond Index, which tracks the types of securities in which the fund invests, returned 6.76%.

Q. What was the market environment like for muni bonds during the past year?

A. It was a volatile period due to changing expectations about the economy, inflation, interest rates and the stock market. At the beginning of the period, the tragic events of September 11, 2001, prompted the Federal Reserve Board to dramatically cut interest rates to steady global financial markets and an already-shaky U.S. economy. In early 2002, there was a pronounced shift when investors began to anticipate an economic recovery, sending bond prices lower and stocks higher. But in yet another turnabout during the spring, munis' relatively low prices helped provide the underpinnings for stronger performance as economic weakness persisted. Munis were also aided by a flight to quality amid mounting concerns over conflicts in the Middle East, the war on terrorism, the pace of the economic recovery and the dependability of corporate earnings. In July and August, muni performance continued to be strong due to persistently weak economic and corporate profitability data and the growing possibility of a war with Iraq.

Annual Report

Spartan Arizona Municipal Income Fund
Fund Talk: The Manager's Overview - continued

Q. What helped the fund outpace its Lipper peer average?

A. The fund beat the Lipper average due to my focus on securities that offered better value relative to other bonds. The dramatic shifts in market sentiment we witnessed over the past year demonstrated how uncertain and volatile "market-timing" strategies - in which a portfolio is positioned to take advantage of interest rate movements - can be. Rather than try to time the market, I took advantage of heightened volatility to buy bonds whose prices declined somewhat when their maturity, structure or sector temporarily fell out favor.

Q. What other factors worked in the fund's favor?

A. Another important contributor to the fund's outperformance of its Lipper peer group average was our relatively large stake in bonds that were pre-refunded or escrowed to maturity during the period. While these two types of bonds differ in some regards, the process by which they become pre-refunded or escrowed causes them to be backed by U.S. Treasury securities. The Treasury backing, in turn, helped the credit quality of the muni bonds and, ultimately, their prices rose. Conversely, the fund's avoidance of bonds that came under intense pressure also benefited performance. For instance, muni bonds related to the air travel industry slumped dramatically in the aftermath of last year's terror attacks. Those bonds issued for projects backed by corporations also fell as corporate profitability wavered, and the fund avoided these bonds as well.

Q. Were there any disappointments?

A. Probably the most difficult challenges stemmed from the fact that Arizona municipal bonds issued during the past year weren't ideal for the fund given the various strategies I was pursuing. For instance, at certain points I wanted to add longer-term bonds with favorable tax law characteristics, yet few were available in the new issue market. That's mainly because issuers generally tailored their new issuance to individual investors, who were clamoring for short- and intermediate-term bonds that were issued at their face, or par, value.

Q. What's your outlook for the Arizona municipal bond market?

A. Muni performance will be driven by developments on the global political front, the health of the economy, the strength of the stock market and, most importantly, expectations for inflation and interest rates. In my view, these uncertainties and others serve to underscore the futility of timing the market. That said, municipals were relatively cheap compared to U.S. Treasury bonds at the end of August, which may mean they're poised for a period of better performance if the interest rate environment remains favorable or that they'll hold their value better if the threat of higher interest rates intensifies.

Annual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks a high level of current income exempt from federal income tax and Arizona personal income tax

Fund number: 434

Trading symbol: FSAZX

Start date: October 11, 1994

Size: as of August 31, 2002, more than $66 million

Manager: Christine Thompson, since 1998; manager, various Fidelity and Spartan municipal income funds; joined Fidelity in 1985

3

Christine Thompson on managing for total return:

"At Fidelity, we believe a muni bond's attractiveness is best measured by its potential for total return, which includes two components - the interest income it's expected to generate, and the change in the value of the bond itself. We favor this approach - rather than one that just focuses on bonds with the highest income - because the return provided by interest income is a forward-looking number that estimates the income a bond is expected to generate. But sometimes, that income won't be received as expected if a bond is paid off early by its issuer or if the issuer defaults and is unable or unwilling to pay back its debt. Likewise, an investor holding a bond that is prepaid is potentially forced to reinvest in other bonds at lower, prevailing interest rates. That's why we draw heavily on our credit research to find bonds we believe will perform well based on an appropriate mix of both income and potential for price appreciation."

  At the end of the period, 9.1% of fund's investments were in bonds issued by Puerto Rico. As a territory of the United States, Puerto Rico can issue bonds that are free from taxes in all 50 states.

Annual Report

Spartan Arizona Municipal Income Fund

Investment Changes

Top Five Sectors as of August 31, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	27.2	34.5
Special Tax	20.2	22.4
Electric Utilities	13.5	10.5
Water & Sewer	9.1	9.1
Escrowed/Pre-Refunded	8.9	7.5
Average Years to Maturity as of August 31, 2002
		6 months ago
Years	12.7	10.9
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of August 31, 2002
6 months ago
Years	6.8	6.6

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification
As of August 31, 2002	As of February 28, 2002
Aaa 56.3%	Aaa 52.4%
Aa, A 35.1%	Aa, A 39.9%
Baa 8.2%	Baa 6.3%
Not Rated 0.4%	Not Rated 0.5%
Short-term Investments 0.0%	Short-term Investments 0.9%

Rating percentages include securities rated by a nationally recognized rating agency and may include unrated securities considered by Fidelity to be of comparable quality. Amounts shown are as a percentage of the fund's investments.

Annual Report

Spartan Arizona Municipal Income Fund

Investments August 31, 2002

Showing Percentage of Net Assets

Municipal Bonds - 96.1%
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Arizona - 87.0%
Arizona Health Facilities Auth. Hosp. Sys. Rev.:
(Phoenix Children's Hosp. Proj.) Series A, 6.25% 11/15/29	A3	$ 150,000	$ 157,586
(Saint Lukes Health Sys. Proj.) 7.25% 11/1/14 (Pre-Refunded to 11/1/03 @ 102) (e)	Aaa	315,000	337,078
Arizona Pwr. Auth. Pwr. Resource Rev. (Hoover Uprating Proj.) 5% 10/1/09	Aa2	1,160,000	1,276,626
Arizona School Facilities Board Rev.:
5.25% 7/1/04	Aaa	415,000	442,398
5.25% 7/1/18	Aaa	1,000,000	1,072,490
Arizona Student Ln. Aquisition Auth. Student Ln. Rev. Sub Series B1, 6.15% 5/1/29 (d)	A2	500,000	525,145
Arizona Trans. Board Excise Tax Rev. (Maricopa County Reg'l. Area Road Fund Prog.):
Series A, 6.5% 7/1/04 (AMBAC Insured)	Aaa	100,000	108,744
Series B, 6% 7/1/05 (AMBAC Insured)	Aaa	150,000	165,944
Arizona Univ. Revs.:
5.75% 7/1/27 (FGIC Insured)	Aaa	1,500,000	1,640,565
6% 7/1/06	A1	1,000,000	1,126,010
Arizona Wtr. Infrastructure Fin. Auth. Rev. (Wtr. Quality Proj.) Series A, 5.375% 10/1/11	Aaa	2,000,000	2,270,119
Central Arizona Wtr. Conservation District Contract Rev. (Central Arizona Proj.) Series A:
5.5% 11/1/09	A1	1,000,000	1,133,130
5.5% 11/1/10	A1	375,000	425,048
Chandler Gen. Oblig.:
6.25% 7/1/10	Aa2	500,000	584,435
6.5% 7/1/10 (MBIA Insured)	Aaa	200,000	240,334
6.5% 7/1/11 (MBIA Insured)	Aaa	225,000	273,080
Chandler Wtr. & Swr. Rev. 5.5% 7/1/15 (MBIA Insured)	Aaa	1,000,000	1,061,210
Glendale Indl. Dev. Auth. Edl. Facilities Rev. (American Graduate School Int'l. Proj.) 6.55% 7/1/06 (AMBAC Insured) (Pre-Refunded to 7/1/05 @ 101) (e)	AAA	150,000	170,094
Maricopa County Hosp. Rev. (Sun Health Corp. Proj.) 6.125% 4/1/18	Baa1	300,000	305,649
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Health Care West Proj.):
Series 1998 A, 5% 7/1/16	Baa2	730,000	689,047
Series A, 5% 7/1/03	Baa2	500,000	507,755
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Arizona - continued
Maricopa County Indl. Dev. Auth. Hosp. Facilities Rev. (Mayo Clinic Hosp. Proj.) 5.25% 11/15/37	AA	$ 1,000,000	$ 1,024,800
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 1994 B, 3.3%, tender 11/1/02, LOC JPMorgan Chase Bank (c)	Baa1	1,500,000	1,500,000
Maricopa County School District #1 Phoenix Elementary Second Series, 0% 7/1/05 (MBIA Insured)	Aaa	500,000	468,620
Maricopa County School District #14 Creighton 6.5% 7/1/04 (FGIC Insured)	Aaa	200,000	217,488
Maricopa County School District #28 Kyrene Elementary Series C:
0% 7/1/07 (FGIC Insured)	Aaa	955,000	828,424
0% 1/1/10 (FGIC Insured)	Aaa	1,525,000	1,155,706
Maricopa County School District #3 Temple Elementary 0% 7/1/08 (AMBAC Insured)	Aaa	500,000	413,805
Maricopa County Unified School District #41 Gilbert 0% 1/1/06 (FGIC Insured)	Aaa	1,000,000	915,950
Maricopa County Unified School District #69 Paradise Valley 5.25% 7/1/14 (FGIC Insured)	Aaa	1,000,000	1,123,570
Maricopa County Unified School District #80 Chandler 6.6% 7/1/06 (FGIC Insured)	Aaa	400,000	459,884
Mesa Indl. Dev. Auth. Rev. (Discovery Health Sys. Proj.) Series A, 5.375% 1/1/14 (MBIA Insured)	Aaa	500,000	546,020
Mesa Street & Hwy. Rev. 6.5% 7/1/11 (FSA Insured)	Aaa	500,000	606,845
Mesa Util. Sys. Rev. 5.75% 7/1/14 (FGIC Insured)	Aaa	1,000,000	1,165,340
Mohave County Indl. Dev. Auth. Indl. Dev. Rev. (North Star Steel Co. Proj.) Series B, 5.5% 12/1/20 (d)	A+	250,000	250,593
Navajo County Poll. Cont. Corp. Rev. (Pub. Svc. Co. Proj.) Series A, 5.875% 8/15/28	A3	200,000	202,710
Phoenix Arpt. Rev. Series D, 6.4% 7/1/12 (MBIA Insured) (d)	Aaa	810,000	881,377
Phoenix Civic Impt. Board Arpt. Rev. Series B, 5.25% 7/1/27 (FGIC Insured) (d)	Aaa	1,000,000	1,015,560
Phoenix Civic Impt. Corp. Arpt. Excise Tax Rev. 5.25% 7/1/09 (d)	Aa2	400,000	438,888
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Arizona - continued
Phoenix Civic Impt. Corp. Excise Tax Rev. (Muni. Courthouse Proj.) Series A:
5.375% 7/1/29	Aa2	$ 560,000	$ 577,472
5.5% 7/1/11	Aa2	200,000	224,112
5.75% 7/1/15	Aa2	675,000	752,612
Phoenix Civic Impt. Corp. Muni. Facilities Excise Tax Rev.:
5.75% 7/1/10 (FGIC Insured)	Aaa	340,000	391,258
5.75% 7/1/12 (FGIC Insured)	Aaa	1,250,000	1,433,175
5.75% 7/1/14 (FGIC Insured)	Aaa	1,000,000	1,136,300
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. 6% 7/1/19 (FGIC Insured) (Pre-Refunded to 7/1/10 @ 101) (e)	Aaa	1,500,000	1,775,070
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2001, 5.5% 7/1/24 (FGIC Insured)	Aaa	1,000,000	1,102,780
6.375% 7/1/05	Aa3	1,000,000	1,116,510
Phoenix Gen. Oblig.:
Series 1995 A, 6% 7/1/11	Aa1	1,485,000	1,751,632
Series A:
6.25% 7/1/17	Aa1	1,000,000	1,219,440
7.5% 7/1/08	Aa1	510,000	628,335
Series B, 5.375% 7/1/20	Aa1	1,000,000	1,063,450
Phoenix Street & Hwy. User Rev. 6.25% 7/1/11 (MBIA Insured)	Aaa	35,000	35,830
Pima County Indl. Dev. Auth. Rev. (HealthPartners Proj.) Series A, 5.625% 4/1/14 (MBIA Insured)	Aaa	200,000	216,890
Pima County Unified School District #1 Tucson 7.5% 7/1/10 (FGIC Insured)	Aaa	250,000	316,405
Pima County Unified School District #10 Amphitheater Series E, 6.5% 7/1/05	A3	500,000	557,250
Pima County Unified School District #12 Sunnyside 5% 7/1/11 (FSA Insured)	Aaa	855,000	941,637
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.:
(Salt River Proj.) Series A:
5.25% 1/1/06	Aa2	1,000,000	1,091,450
5.25% 1/1/19	Aa2	1,000,000	1,066,880
5.25% 1/1/18	Aa2	1,000,000	1,075,480
Scottsdale Gen. Oblig. 5.5% 7/1/09	Aaa	100,000	113,670
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Health Care Proj.) 5.8% 12/1/31	A3	500,000	509,540
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Arizona - continued
Scottsdale Muni. Property Corp. Excise Tax Rev. 5.5% 7/1/07	Aa1	$ 1,500,000	$ 1,683,885
Scottsdale Wtr. & Swr. Rev. (1989 Proj.) Series E, 7% 7/1/07	Aa1	150,000	178,113
Tempe Gen. Oblig. Series 2001 A, 6% 7/1/10	Aa1	600,000	701,532
Tempe Union High School District #213 7% 7/1/08 (FGIC Insured)	Aaa	310,000	373,547
Tucson Gen. Oblig. Series A, 6% 7/1/13	Aa2	800,000	955,496
Tucson Street & Hwy. User Rev.:
Series 1994 B, 7.5% 7/1/11 (MBIA Insured)	Aaa	1,015,000	1,304,377
Series 1994 C, 7% 7/1/11 (FGIC Insured)	Aaa	500,000	625,570
Series A, 7% 7/1/11 (MBIA Insured)	Aaa	300,000	375,342
6% 7/1/10 (MBIA Insured)	Aaa	400,000	467,092
Tucson Wtr. Rev. Series 1994 C, 6.75% 7/1/07 (FGIC Insured)	Aaa	200,000	235,638
Univ. of Arizona Ctfs. of Prtn. (Univ. of Arizona Parking & Student Hsg. Proj.) 5.75% 6/1/24 (AMBAC Insured)	Aaa	500,000	535,020
Univ. of Arizona Univ. Rev.:
5.25% 6/1/11 (FSA Insured)	Aaa	1,000,000	1,119,080
5.25% 6/1/13 (FSA Insured)	Aaa	500,000	535,615
Yavapai County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.625%, tender 6/1/05 (c)(d)	BBB	500,000	506,060
Yuma County Hosp. District #1 6.35% 11/15/07 (Escrowed to Maturity) (e)	-	265,000	296,630
Yuma Muni. Property Corp. Rev. 5% 7/1/13 (AMBAC Insured)	Aaa	750,000	807,855
			57,526,097
Puerto Rico - 9.1%
Puerto Rico Commonwealth Gen. Oblig. Series B, 5.5% 7/1/13 (FGIC Insured) (b)	Aaa	500,000	562,830
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev.:
Series W, 5.5% 7/1/17	Baa1	100,000	102,944
Series Y, 5.5% 7/1/36 (FSA Insured)	Aaa	500,000	537,025
Puerto Rico Commonwealth Hwy. & Trans. Auth. Rev.:
Series 2000 C, 6% 7/1/29	Baa1	500,000	557,470
Series D, 5.25% 7/1/38	Baa1	1,000,000	1,012,470
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Puerto Rico - continued
Puerto Rico Commonwealth Infrastructure Fing. Auth.:
Series 2000 A, 5.5% 10/1/40 (Escrowed to Maturity) (e)	Aaa	$ 1,455,000	$ 1,559,411
Series A, 5.5% 10/1/32 (Escrowed to Maturity) (e)	Aaa	1,575,000	1,697,362
			6,029,512
TOTAL INVESTMENT PORTFOLIO - 96.1% (Cost $60,063,337)	63,555,609
NET OTHER ASSETS - 3.9%	2,549,765
NET ASSETS - 100%	$ 66,105,374
Legend
(a) For certain securities not individually rated by a nationally recognized rating agency, the ratings listed have been assigned by Fidelity.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	27.2%
Special Tax	20.2
Electric Utilities	13.5
Water & Sewer	9.1
Escrowed/Pre-Refunded	8.9
Education	6.6
Health Care	5.9
Others* (individually less than 5%)	8.6
100.0%
*Includes net other assets
Purchases and sales of securities, other than short-term securities, aggregated $26,395,916 and $16,706,799, respectively.
Income Tax Information

During the fiscal year ended August 31, 2002, 100.00% of the fund's income dividends was free from federal income tax, and 6.45% of the fund's income dividends was subject to the federal alternative minimum tax (unaudited). The fund will notify shareholders in January 2003 of amounts for use in preparing 2002 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Arizona Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2002
Assets
Investment in securities, at value (cost $60,063,337) - See accompanying schedule		$ 63,555,609
Cash		2,052,787
Receivable for investments sold		515,542
Receivable for fund shares sold		147
Interest receivable		659,969
Other receivables		1,980
Total assets		66,786,034
Liabilities
Payable for investments purchased on a delayed delivery basis	$ 551,445
Payable for fund shares redeemed	40,586
Distributions payable	58,835
Accrued management fee	29,794
Total liabilities		680,660
Net Assets		$ 66,105,374
Net Assets consist of:
Paid in capital		$ 62,040,451
Undistributed net investment income		28,745
Accumulated undistributed net realized gain (loss) on investments		543,906
Net unrealized appreciation (depreciation) on investments		3,492,272
Net Assets, for 5,746,138 shares outstanding		$ 66,105,374
Net Asset Value, offering price and redemption price per share ($66,105,374 ÷ 5,746,138 shares)		$ 11.50

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Arizona Municipal Income Fund
Financial Statements - continued

Statement of Operations

	Year ended August 31, 2002
Investment Income
Interest		$ 2,516,718
Expenses
Management fee	$ 311,493
Non-interested trustees' compensation	182
Total expenses before reductions	311,675
Expense reductions	(40,668)	271,007
Net investment income (loss)		2,245,711
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		597,529
Change in net unrealized appreciation (depreciation) on investment securities		878,200
Net gain (loss)		1,475,729
Net increase (decrease) in net assets resulting from operations		$ 3,721,440

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended August 31, 2002	Year ended August 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,245,711	$ 1,796,574
Net realized gain (loss)	597,529	142,868
Change in net unrealized appreciation (depreciation)	878,200	1,988,384
Net increase (decrease) in net assets resulting from operations	3,721,440	3,927,826
Distributions to shareholders from net investment income	(2,234,422)	(1,800,929)
Distributions to shareholders from net realized gain	(69,551)	(3,458)
Total distributions	(2,303,973)	(1,804,387)
Share transactions Net proceeds from sales of shares	23,360,452	20,187,018
Reinvestment of distributions	1,663,088	1,269,285
Cost of shares redeemed	(11,053,246)	(7,092,859)
Net increase (decrease) in net assets resulting from share transactions	13,970,294	14,363,444
Redemption fees	1,644	7,635
Total increase (decrease) in net assets	15,389,405	16,494,518
Net Assets
Beginning of period	50,715,969	34,221,451
End of period (including undistributed net investment income of $28,745 and undistributed net investment income of $3,646, respectively)	$ 66,105,374	$ 50,715,969
Other Information Shares
Sold	2,080,922	1,843,285
Issued in reinvestment of distributions	148,316	115,926
Redeemed	(987,763)	(646,735)
Net increase (decrease)	1,241,475	1,312,476

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended August 31,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 11.26	$ 10.72	$ 10.53	$ 10.98	$ 10.74
Income from Investment Operations
Net investment income (loss)	.444B, D	.472 B	.486 B	.458	.473
Net realized and unrealized gain (loss)	.254 D	.542	.189	(.412)	.279
Total from investment operations	.698	1.014	.675	.046	.752
Distributions from net investment income	(.443)	(.475)	(.485)	(.458)	(.473)
Distributions from net realized gain	(.015)	(.001)	(.001)	(.016)	(.040)
Distributions in excess of net realized gain	-	-	(.003)	(.024)	-
Total distributions	(.458)	(.476)	(.489)	(.498)	(.513)
Redemption fees added to paid in capital	- B	.002 B	.004 B	.002	.001
Net asset value, end of period	$ 11.50	$ 11.26	$ 10.72	$ 10.53	$ 10.98
Total Return A	6.38%	9.70%	6.69%	.38%	7.16%
Ratios to Average Net Assets C
Expenses before expense reductions	.55%	.55%	.55%	.55%	.55%
Expenses net of voluntary waivers, if any	.55%	.55%	.55%	.55%	.55%
Expenses net of all reductions	.48%	.41%	.48%	.54%	.54%
Net investment income (loss)	3.96% D	4.32%	4.67%	4.21%	4.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 66,105	$ 50,716	$ 34,221	$ 29,642	$ 24,606
Portfolio turnover rate	30%	24%	37%	12%	25%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

D Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income (loss) per share by $.002 and decrease net realized and unrealized gain (loss) per share by $.002. Without this change the ratio of net investment income (loss) to average net assets would have been 3.94%. Per share data, ratios and supplemental data for prior periods have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Arizona Municipal Money Market Fund

Performance: The Bottom Line

To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income, but does not include the effect of the fund's former $5 account closeout fee on an average-sized account. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the past five year and life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended August 31, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity® AZ Municipal Money Market	1.30%	15.10%	27.44%
All Tax-Free Money Market Funds Average	1.12%	13.96%	n/a*

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on October 11, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the all tax-free money market funds average, which reflects the performance of all tax-free money market funds with similar objectives tracked by iMoneyNet, Inc. The past one year average represents a peer group of 525 money market funds.

Average Annual Total Returns

Periods ended August 31, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity AZ Municipal Money Market	1.30%	2.85%	3.12%
All Tax-Free Money Market Funds Average	1.12%	2.64%	n/a*

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

* Not available

Annual Report

Fidelity Arizona Municipal Money Market Fund
Performance - continued

Yields

	9/2/02	6/3/02	2/25/02	12/3/01	9/3/01

Fidelity Arizona Municipal Money Market	1.07%	1.18%	1.11%	1.40%	1.84%

All Tax-Free Money Market Funds Average	0.88%	1.09%	0.89%	1.28%	1.78%

Fidelity Arizona Municipal Money Market - Tax-equivalent	1.73%	1.91%	1.80%	2.27%	2.99%

Portion of fund's income subject to state taxes	0.11%	0.09%	1.94%	0.00%	3.33%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the all tax-free money market funds average tracked by iMoneyNet, Inc. Or, you can look at the fund's tax-equivalent yield, which is based on a combined effective federal and state income tax rate of 38.28%. The fund's yields mentioned above reflect that a portion of the fund's income was subject to state taxes. A portion of the fund's income may be subject to the federal alternative minimum tax.

A money market fund's total returns and yields will vary, and reflect past results rather than predict future performance.

Comparing
Performance

Yields on tax-free investments are usually lower than yields on taxable investments. However, a straight comparison between the two may be misleading because it ignores the way taxes reduce taxable returns. Tax-equivalent yield - the yield you'd have to earn on a similar taxable investment to match the tax-free yield - makes the comparison more meaningful. Keep in mind that the U.S. government neither insures nor guarantees a money market fund. In fact, there is no assurance that a money fund will maintain a $1 share price.

3

Annual Report

Fidelity Arizona Municipal Money Market Fund

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)
An interview with Michael Marchese, Portfolio Manager of Fidelity Arizona Municipal Money Market Fund

Q. Mike, what was the investment environment like during the 12 months that ended August 31, 2002?

A. We witnessed a significant shift in the direction of Federal Reserve Board monetary policy. During the last quarter of 2001, the Fed continued its attempt to stimulate the economy by aggressively lowering the rate banks charge each other for overnight loans - known as the fed funds target rate - to its lowest level in 40 years. The Fed felt this stimulus was necessitated by a drop-off in consumer confidence reinforced by the events of September 11, 2001. Given strong economic growth in the first quarter of 2002, many investors anticipated that the Fed would quickly raise rates in order to temper growth and avoid inflation. However, the Fed apparently remained uncertain about how much of this growth was attributable to an increase in inventories, and whether the unemployment rate had peaked - a traditional signal that the economy is poised for sustainable growth. Additionally, corporate accounting irregularities shook investor confidence and, given the lack of any signs of impending inflation, influenced the Fed's decision to leave rates unchanged, although it did move in August from a neutral stance to a bias toward easing rates in order to support economic growth.

Q. How would you characterize the fiscal health of Arizona issuers?

A. In response to the economic slowdown in 2001, many states faced significant budgetary deficits in the first half of 2002. Arizona was no exception. The stress on Arizona's budget was for the most part due to shortfalls in sales and income tax collections resulting from diminished economic activity. Lawmakers have addressed this deficit by drawing down reserves as well by making appropriate spending cuts. As the state government looks to cut spending further in order to balance the 2003 fiscal year budget, local governments and agencies could face additional pressure. Many of these local entities do not have access to the significant reserves available at the state level.

Q. What was your strategy with the fund?

A. Overall, I took a cautious approach. Given the uncertain outlook for the issuers I just described, our research team remained particularly diligent with respect to the initial credit analysis of each obligation and the surveillance of each credit throughout the period. In addition, I allowed the fund's maturity to shorten considerably, given the limited attractive opportunities among longer-maturity Arizona paper. I looked for investments along the yield curve that offered the best relative value, while taking advantage of the periodic cash-flow technicals - factors of supply and demand that influence yields - to maximize fund performance.

Annual Report

Fidelity Arizona Municipal Money Market Fund
Fund Talk: The Manager's Overview - continued

Q. How did the fund perform?

A. The fund's seven-day yield on August 31, 2002, was 1.01%, compared to 1.87% 12 months ago. The more recent seven-day yield was the equivalent of a 1.64% taxable rate of return for Arizona investors in the 38.28% combined state and federal income tax bracket. The fund's yields reflect that a portion of the fund's income was subject to state taxes. Through August 31, 2002, the fund's 12-month total return was 1.30%, compared to 1.12% for the all tax-free money market funds average, according to iMoneyNet, Inc.

Q. What's your outlook, Mike?

A. At this point, it's evident to me that the Fed will likely raise interest rates eventually, given that the current historically low level of rates is probably unsustainable. However, recent mixed economic signals, combined with benign inflationary pressures, suggest that there is no real urgency for the Fed to raise rates in the short term. Accordingly, I believe there is a good chance the Fed may not start raising rates until early- to mid-2003. Municipal market rates could then follow suit with increases of their own. In the interim, supply and demand should influence the level of municipal yields. Cash flows into our market from investors seeking the relative security provided by money market funds could at times cause short-term muni rates to decline, while the significant glut of expected supply could cause rates to rise. I plan to take advantage of the opportunities these technical factors provide.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks a high level of current income, exempt from federal income tax and Arizona personal income tax

Fund number: 433

Trading symbol: FSAXX

Start date: October 11, 1994

Size: as of August, 31, 2002, more than $132 million

Manager: Michael Marchese, since 2001; manager, various Fidelity and Spartan municipal money market funds; joined Fidelity in 1990

3

Annual Report

Fidelity Arizona Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 8/31/02	% of fund's investments 2/28/02	% of fund's investments 8/31/01
0 - 30	91.3	75.3	83.8
31 - 90	6.2	4.0	0.0
91 - 180	0.6	17.5	2.1
181 - 397	1.9	3.2	14.1
Weighted Average Maturity
	8/31/02	2/28/02	8/31/01
Fidelity Arizona Municipal Money Market Fund	17 Days	38 Days	45 Days
All Tax-Free Money Market Funds Average*	47 Days	38 Days	39 Days
Asset Allocation (% of fund's net assets)
As of August 31, 2002	As of February 28, 2002
Variable Rate Demand Notes (VRDNs) 81.6%	Variable Rate Demand Notes (VRDNs) 63.0%
Commercial Paper (including CP Mode) 1.7%	Commercial Paper (including CP Mode) 3.6%
Tender Bonds 1.5%	Tender Bonds 1.6%
Municipal Money Market Funds 8.8%	Municipal Money Market Funds 0.0%
Other Investments 6.5%	Other Investments 25.4%
Net Other Assets** (0.1)%	Net Other Assets 6.4%

** Net Other Assets are not included in the pie chart.

*Source: iMoneyNet, Inc.

Annual Report

Fidelity Arizona Municipal Money Market Fund

Investments August 31, 2002

Showing Percentage of Net Assets

Municipal Securities - 100.1%
	Principal Amount	Value (Note 1)
Arizona - 91.3%
Apache County Indl. Dev. Auth. (Imperial Components, Inc. Proj.) Series 1996, 1.5%, LOC Harris Trust & Savings Bank, Chicago, VRDN (a)(d)	$ 1,535,000	$ 1,535,000
Arizona Ctfs. of Prtn. Bonds Series A, 3% 11/1/02 (MBIA Insured)	2,450,000	2,454,624
Arizona Edl. Ln. Marketing Corp.:
Series 1990 A, 1.45% (MBIA Insured), VRDN (a)(d)	1,200,000	1,200,000
Series 1991 A, 1.45%, LOC State Street Bank & Trust Co., Boston, VRDN (a)(d)	4,500,000	4,500,000
Arizona Health Facilities Auth. Rev.:
(Arizona Health Care Proj.) Series 2000 B, 1.5% (FSA Insured), VRDN (a)	2,000,000	2,000,000
(Blood Sys., Inc. Proj.) Series 1995, 1.55%, LOC Bank One NA, Chicago, VRDN (a)	800,000	800,000
Arizona School Facilities Board Rev. Participating VRDN Series MS 00 497, 1.44% (Liquidity Facility Morgan Stanley) (a)(f)	1,088,500	1,088,500
Arizona Univ. Revs.:
Bonds Series ROC II R174, 2%, tender 10/10/02 (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(f)(g)	1,200,000	1,200,000
Participating VRDN Series Putters 270, 1.46% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	1,200,000	1,200,000
Avondale Muni. Dev. Corp. Excise Tax Rev. Bonds 3% 7/1/03 (FGIC Insured)	800,000	808,846
Central Arizona Wtr. Conservation District Contract Rev. Bonds Series A, 3.75% 11/1/02	3,600,000	3,610,454
Chandler Indl. Dev. Auth. Indl. Dev. Rev. (Red Rock Stamping Co. Proj.) Series 2000, 1.65%, LOC Key Bank NA, VRDN (a)(d)	3,250,000	3,250,000
Coconino County Poll. Cont. Corp. Rev. (Arizona Pub. Svc. Co. Navajo Proj.) Series 1994 A, 1.45%, LOC KBC Bank NV, VRDN (a)(d)	3,000,000	3,000,000
Flagstaff Indl. Dev. Auth. Solid Waste Disp. Rev. (Norton Envir., Inc. Proj.) Series 1997, 1.65%, LOC Key Bank NA, VRDN (a)(d)	2,400,000	2,400,000
Glendale Indl. Dev. Auth. Indl. Dev. Rev. (Superior Bedding Co. Proj.) Series 1994, 1.5%, LOC Harris Trust & Savings Bank, Chicago, VRDN (a)(d)	1,200,000	1,200,000
Maricopa County Cmnty. College District Bonds Series A, 6% 7/1/09 (Pre-Refunded to 7/1/03 @ 101) (e)	1,630,000	1,702,118
Maricopa County Indl. Dev. Auth. Indl. Dev. Rev.:
Bonds (American Wtr. Corp. Proj.) Series 1988, 1.8% tender 10/8/02, CP mode (d)	1,000,000	1,000,000
(Clayton Homes Proj.) Series 1998, 1.45%, LOC Wachovia Bank NA, VRDN (a)(d)	1,000,000	1,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Arizona - continued
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Glenn Oaks Apts. Proj.) Series 2001, 1.52%, LOC Fannie Mae, VRDN (a)(d)	$ 1,999,675	$ 1,999,675
(Ranchwood Apt. Proj.) Series 2001 A, 1.47%, LOC Fannie Mae, VRDN (a)(d)	5,000,000	5,000,000
(San Martin Apts. Proj.):
Series A1, 1.55%, LOC Fannie Mae, VRDN (a)(d)	1,000,000	1,000,000
Series A2, 1.55%, LOC Fannie Mae, VRDN (a)(d)	1,200,000	1,200,000
(San Remo Apts. Proj.) 1.48%, LOC Fannie Mae, VRDN (a)(d)	3,400,000	3,400,000
Maricopa County Indl. Dev. Auth. Single Family Mtg. Rev. Participating VRDN Series Merlots 01 A126, 1.52% (Liquidity Facility Wachovia Bank NA) (a)(d)(f)	2,400,000	2,400,000
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series C, 1.8%, LOC Toronto-Dominion Bank, VRDN (a)	3,700,000	3,700,000
Mesa Indl. Dev. Auth. Rev. (Discovery Health Sys. Proj.) Series B, 1.33% (MBIA Insured), VRDN (a)	1,800,000	1,800,000
Mesa Util. Sys. Rev. Participating VRDN Series PT 1456, 1.46% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	4,335,000	4,335,000
Phoenix Civic Impt. Board Arpt. Rev. Participating VRDN:
Series Merlots 02 A28, 1.52% (Liquidity Facility Wachovia Bank NA) (a)(d)(f)	1,300,000	1,300,000
Series PA 405, 1.46% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	1,920,000	1,920,000
Phoenix Civic Impt. Corp. Excise Tax Rev. Series 1995, 1.45%, LOC Landesbank Hessen-Thuringen, VRDN (a)(d)	2,500,000	2,500,000
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series PT 1401, 1.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	1,200,000	1,200,000
Phoenix Gen. Oblig. Participating VRDN Series PT 1436, 1.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	1,300,000	1,300,000
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Bell Square Apt. Proj.) Series 1995, 1.5%, LOC Gen. Elec. Cap. Corp., VRDN (a)	1,000,000	1,000,000
Phoenix Indl. Dev. Auth. Rev.:
(Desert Botanical Garden Proj.) Series 2000, 1.45%, LOC Bank One, Arizona NA, VRDN (a)	4,000,000	4,000,000
(Independent Newspaper, Inc. Proj.) Series 2000, 1.55%, LOC Wachovia Bank NA, VRDN (a)(d)	1,000,000	1,000,000
(Laura Dozer Ctr. Proj.) 1.55%, LOC Bank One, Illinois NA, VRDN (a)	1,200,000	1,200,000
(Marlyn Nutraceuticals Proj.) 1.7%, LOC Bank One, Arizona NA, VRDN (a)(d)	1,000,000	1,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Arizona - continued
Phoenix Indl. Dev. Auth. Rev.: - continued
(Phoenix Expansion Proj.) 1.65%, LOC Bank One, Texas NA, VRDN (a)(d)	$ 2,485,000	$ 2,485,000
(Plastican Proj.) Series 1997, 1.55%, LOC Fleet Bank NA, VRDN (a)(d)	3,425,000	3,425,000
(Swift Aviation Svcs., Inc. Proj.) 2%, LOC U.S. Bank NA, Cincinnati, VRDN (a)(d)	5,400,000	5,400,000
(V.A.W. of America Proj.) Series 1997, 1.55%, LOC Bank of America NA, VRDN (a)(d)	2,000,000	2,000,000
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev.:
Bonds Series Merlots 01 A23, 1.8%, tender 2/26/03 (Liquidity Facility Wachovia Bank NA) (a)(d)(f)(g)	760,000	760,000
Participating VRDN Series PT 1082, 1.48% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	680,000	680,000
Pima County Indl. Dev. Auth. Indl. Rev.:
Participating VRDN Series LB 00 L21, 1.5% (Liquidity Facility Lehman Brothers, Inc.) (a)(f)	3,855,000	3,855,000
(Tucson Elec. Pwr. Co. Proj.) Series 1982 A, 1.4%, LOC Toronto-Dominion Bank, VRDN (a)	1,500,000	1,500,000
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Eastside Place Apts. Proj.) Series 2001, 1.42%, LOC Fannie Mae, VRDN (a)	1,000,000	1,000,000
(La Cholla Apt. Proj.) Series 1996, 1.5%, LOC JPMorgan Chase Bank, VRDN (a)	2,925,000	2,925,000
(River Point Proj.) Series 2001, 1.47%, LOC Fannie Mae, VRDN (a)(d)	6,000,000	6,000,000
Pima County Indl. Dev. Auth. Single Family Hsg. Rev. Participating VRDN Series RF 99 5, 1.56% (Liquidity Facility Bank of New York NA) (a)(d)(f)	3,065,000	3,065,000
Pinal County Indl. Dev. Poll. Cont. Rev. (Magma Copper Co. Proj.) Series 1992, 1.4%, LOC BNP Paribas SA, VRDN (a)	1,000,000	1,000,000
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.:
Participating VRDN:
Series MS 00 208, 1.44% (Liquidity Facility Morgan Stanley) (a)(f)	1,045,000	1,045,000
Series MS 00 274, 1.44% (Liquidity Facility Morgan Stanley) (a)(f)	5,400,000	5,400,000
Series 1997 A, 1.6% 9/6/02, CP	1,300,000	1,299,993
Tempe Excise Tax Rev. 1.9%, VRDN (a)	1,300,000	1,300,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Arizona - continued
Tucson Arpt. Auth. Spl. Facility Rev. (LearJet, Inc. Proj.) Series 1998 A, 1.55%, LOC Bank of America NA, VRDN (a)(d)	$ 1,300,000	$ 1,300,000
Yavapai County Indl. Dev. Auth. Indl. Dev. Rev. (Oxycal Lab. Proj.) Series 1999 A, 1.7%, LOC Bank One, Arizona NA, VRDN (a)(d)	1,000,000	1,000,000
		120,644,210
	Shares
Other - 8.8%
Fidelity Municipal Cash Central Fund, 1.55% (b)(c)	11,644,933	11,644,933
TOTAL INVESTMENT PORTFOLIO - 100.1%		132,289,143
NET OTHER ASSETS - (0.1)%		(81,471)
NET ASSETS - 100%		$ 132,207,672
Total Cost for Income Tax Purposes $ 132,289,143
Security Type Abbreviations
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Provides evidence of ownership in one or more underlying municipal bonds.
(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Arizona Univ. Revs. Bonds Series ROC II R174, 2%, tender 10/10/02 (Liquidity Facility Salomon Smith Barney Hldgs., Inc.)	4/4/02	$ 1,200,000
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. Bonds Series Merlots 01 A23, 1.8%, tender 2/26/03 (Liquidity Facility Wachovia Bank NA)	3/15/01	$ 760,000
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,960,000 or 1.5% of net assets.

Income Tax Information

During the fiscal year ended August 31, 2002, 100.00% of the fund's income dividends was free from federal income tax, and 53.44% of the fund's income dividends was subject to the federal alternative minimum tax (unaudited). The fund will notify shareholders in January 2003 of amounts for use in preparing 2002 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Arizona Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2002
Assets
Investment in securities, at value - See accompanying schedule		$ 132,289,143
Receivable for fund shares sold		293,310
Interest receivable		323,857
Other receivables		7,351
Total assets		132,913,661
Liabilities
Payable to custodian bank	$ 26
Payable for fund shares redeemed	634,629
Accrued management fee	55,988
Other payables and accrued expenses	15,346
Total liabilities		705,989
Net Assets		$ 132,207,672
Net Assets consist of:
Paid in capital		$ 132,147,703
Accumulated net realized gain (loss) on investments		59,969
Net Assets, for 132,107,709 shares outstanding		$ 132,207,672
Net Asset Value, offering price and redemption price per share ($132,207,672 ÷ 132,107,709 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Arizona Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

	Year ended August 31, 2002
Investment Income
Interest		$ 1,945,779
Expenses
Management fee	$ 563,172
Non-interested trustees' compensation	363
Total expenses before reductions	563,535
Expense reductions	(52,158)	511,377
Net investment income		1,434,402
Net realized gain (loss) on investment securities		112,041
Net increase in net assets resulting from operations		$ 1,546,443

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended August 31, 2002	Year ended August 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 1,434,402	$ 3,363,978
Net realized gain (loss)	112,041	38
Net increase (decrease) in net assets resulting from operations	1,546,443	3,364,016
Distributions to shareholders from net investment income	(1,434,402)	(3,363,978)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	156,913,408	85,549,799
Reinvestment of distributions	1,418,481	3,175,224
Cost of shares redeemed	(128,089,561)	(92,575,592)
Net increase (decrease) in net assets and shares resulting from share transactions	30,242,328	(3,850,569)
Total increase (decrease) in net assets	30,354,369	(3,850,531)
Net Assets
Beginning of period	101,853,303	105,703,834
End of period	$ 132,207,672	$ 101,853,303

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended August 31,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.013	.032	.034	.028	.034
Distributions from net investment income	(.013)	(.032)	(.034)	(.028)	(.034)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A, B	1.30%	3.23%	3.50%	2.84%	3.41%
Ratios to Average Net Assets C
Expenses before expense reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of voluntary waivers, if any	.50%	.50%	.50%	.50%	.36%
Expenses net of all reductions	.45%	.47%	.50%	.50%	.36%
Net investment income	1.27%	3.19%	3.46%	2.79%	3.36%
Supplemental Data
Net assets, end of period (000 omitted)	$ 132,208	$ 101,853	$ 105,704	$ 90,657	$ 94,523

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the account closeout fee.

C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2002

1. Significant Accounting Policies.

Spartan Arizona Municipal Income Fund (the income fund) is a fund of Fidelity Union Street Trust. Fidelity Arizona Municipal Money Market Fund (the money market fund) is a fund of Fidelity Union Street Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Union Street Trust and Fidelity Union Street Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware business trust, respectively. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Each fund may be affected by economic and political developments in the state of Arizona. The following summarizes the significant accounting policies of the income fund and the money market fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities owned by the money market fund are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year each fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Dividends are declared daily and paid monthly from net investment income.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the income fund will treat a portion of the proceeds from shares redeemed as a distribution from net investment income and realized gain for income tax purposes. There were no significant book-to-tax differences during the period for the money market fund. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to prior period premium and discount on debt securities, market discount and losses deferred due to futures transactions and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost for the income fund as of period end was as follows:

Unrealized appreciation	$ 3,484,565
Unrealized depreciation	(2,201)
Net unrealized appreciation (depreciation)	3,482,364
Undistributed ordinary income	446,442
Undistributed long-term capital gain	321,397
Total Distributable earnings	$ 4,250,203
Cost for federal income tax purposes	$ 60,073,245

The tax character of distributions paid during the year for the income fund was as follows:

Ordinary Income	$ 2,303,973

Short-Term Trading (Redemption) Fees. Shares held in the income fund less than 30 days are subject to a short-term trading fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

Annual Report

1. Significant Accounting Policies - continued

Change in Accounting Principle. Effective September 1, 2001, the income fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The cumulative effect of this accounting change had no impact on total net assets of the fund, but resulted in a $32,875 increase to the cost of securities held and a corresponding increase to accumulated net undistributed realized gain (loss), based on securities held by the fund on September 1, 2001.

The effect of this change during the period, was to increase net investment income by $10,971 and decrease net unrealized appreciation/depreciation by $8,464; and decrease net realized gain (loss) by $2,507. The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. Each fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is "marked to market" daily and equivalent deliverable securities are held for the transaction. The values of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable fund's Schedule of Investments. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of each applicable fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provides the funds with investment management related services for which the funds pay a monthly management fee. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the funds is reduced by an amount equal to the fees and expenses paid by the funds to the non-interested Trustees. Each fund's management fee is equal to the following annual rate of average net assets:

Spartan Arizona Municipal Income Fund	.55%
Fidelity Arizona Municipal Money Market Fund	.50%

FMR also bears the cost of providing shareholder services to the money market fund. To offset the cost of providing these services, FMR or its affiliates collected certain transaction fees from shareholders which amounted to $57 for the period. Effective October 31, 2001, these fees were eliminated.

Central Funds. The funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
Fidelity Arizona Municipal Money Market Fund	$ 107,640

5. Expense Reductions.

Through arrangements with each applicable fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced expenses by the following amounts:

Spartan Arizona Municipal Income Fund	$ 40,668
Fidelity Arizona Municipal Money Market Fund	$ 52,158

Annual Report

Report of Independent Accountants

To the Trustees of Fidelity Union Street Trust and Fidelity Union Street Trust II and the Shareholders of Spartan Arizona Municipal Income Fund and Fidelity Arizona Municipal Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan Arizona Municipal Income Fund (a fund of Fidelity Union Street Trust) and Fidelity Arizona Municipal Money Market Fund (a fund of Fidelity Union Street Trust II) at August 31, 2002 and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Union Street Trust's and Fidelity Union Street Trust II's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 4, 2002

Annual Report

Trustees and Officers

The Trustees and executive officers of the trusts and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for William O. McCoy and William S. Stavropoulos, each of the Trustees oversees 265 funds advised by FMR or an affiliate. Mr. McCoy oversees 267 funds advised by FMR or an affiliate, and Mr. Stavropoulos oversees 230 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calender year in which his or her 72nd birthday occurs. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (72)**

Year of Election or Appointment: 1974 or 1991

Trustee of Fidelity Union Street Trust (1974) and Fidelity Union Street Trust II (1991). President of Arizona Municipal Money Market and Spartan Arizona Municipal Income. Mr. Johnson also serves as President of other Fidelity funds. He is Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; a Director of Fidelity Management & Research (U.K.) Inc.; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director (1997) of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (40)**

Year of Election or Appointment: 2001

Senior Vice President of Arizona Municipal Money Market (2001) and Spartan Arizona Municipal Income (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Peter S. Lynch (59)

Year of Election or Appointment: 1990 or 1991

Trustee of Fidelity Union Street Trust (1990) and Fidelity Union Street Trust II (1991). Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee and President of the funds, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (59)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of AT&T (2001), International Flavors & Fragrances, Inc. (2000), Rockwell Automation International (2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a Member of the Advisory Board of the Securities Regulation Institute and of the Directorship Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (70)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (70)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (58)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), TRW Inc. (automotive, space, defense, and information technology), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines) and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (69)

Year of Election or Appointment: 1987 or 1991

Trustee of Fidelity Union Street Trust (1987) and Fidelity Union Street Trust II (1991). Mr. Kirk is a Public Governor of the National Association of Securities Dealers, Inc., and of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Stabilization Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (55)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (58)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and Chief Executive Officer (1999) and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman and C.E.O. of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial, 1997), Axcelis Technologies (semiconductors, 2000), and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

Marvin L. Mann (69)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage, 1997) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (68)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm, 1997) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William Stavropoulos (63)

Year of Election or Appointment: 2002

Mr. Stavropoulos also serves as a Trustee (2001) or Member of the Advisory Board (2000) of other investment companies advised by FMR. He is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions, 1997), BellSouth Corporation (telecommunications, 1997), and the Chemical Financial Corporation. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Executive Officers:

Correspondence intended for each executive officer may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Dwight D. Churchill (48)

Year of Election or Appointment: 1997 or 2000

Vice President of Arizona Municipal Money Market (2000) and Spartan Arizona Municipal Income (1997). He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Charles S. Morrison (41)

Year of Election or Appointment: 2002

Vice President of Spartan Arizona Municipal Income. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

David L. Murphy (54)

Year of Election or Appointment: 2002

Vice President of Arizona Municipal Money Market. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002). He serves as Senior Vice President (2000) and Money Market Group Leader (2002) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also Vice President of FIMM (2000) and FMR (1998). Previously, Mr. Murphy served as Bond Group Leader (2000-2002) and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002). Mr. Murphy joined Fidelity in 1989 as a portfolio manager in the Bond Group.

Christine J. Thompson (44)
Vice President of Spartan Arizona Municipal Income (1998) and other funds advised by FMR. Prior to assuming her current responsibilities, Ms. Thompson managed a variety of Fidelity Funds.
Eric D. Roiter (53)

Year of Election or Appointment: 1998

Secretary of Arizona Municipal Money Market and Spartan Arizona Municipal Income. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter was an Adjunct Member, Faculty of Law, at Columbia University Law School (1996-1997).

Maria F. Dwyer (43)

Year of Election or Appointment: 2002

Treasurer of Arizona Municipal Money Market and Spartan Arizona Municipal Income. She also serves as Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Stanley N. Griffith (55)

Year of Election or Appointment: 1998

Assistant Vice President of Arizona Municipal Money Market and Spartan Arizona Municipal Income. Mr. Griffith is Assistant Vice President of Fidelity's Fixed-Income Funds (1998), Assistant Secretary of FIMM (1998), Vice President of Fidelity Investments' Fixed-Income Division (1998), and is an employee of FMR.

John H. Costello (56)

Year of Election or Appointment: 1994

Assistant Treasurer of Arizona Municipal Money Market and Spartan Arizona Municipal Income. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Francis V. Knox, Jr. (55)

Year of Election or Appointment: 2002

Assistant Treasurer of Arizona Municipal Money Market and Spartan Arizona Municipal Income. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), Compliance Officer of FMR Corp., and Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002) and Fidelity Management & Research (Far East) Inc. (1991-2002).

Thomas J. Simpson (44)

Year of Election or Appointment: 1996

Assistant Treasurer of Arizona Municipal Money Market and Spartan Arizona Municipal Income. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

The Board of Trustees of Spartan Arizona Municipal Income Fund voted to pay on October 7, 2002, to shareholders of record at the opening of business on October 4, 2002, a distribution of $.09 per share derived from capital gains realized from sales of portfolio securities.

Annual Report

Spartan Arizona Municipal Income Fund

Proxy Voting Results

A special meeting of the fund's shareholders was held on September 18, 2002. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To continue the effectiveness of Article VIII, Section 4 of the Declaration of Trust.*
	# of Votes	% of Votes
Affirmative	293,556,212.48	85.519
Against	21,675,839.93	6.315
Abstain	17,382,976.85	5.064
Broker Non-Votes	10,648,559.90	3.102
TOTAL	343,263,589.16	100.000
PROPOSAL 2
To authorize the Trustees to adopt an amended and restated Declaration of Trust.*
	# of Votes	% of Votes
Affirmative	292,550,909.59	85.226
Against	32,742,472.54	9.539
Abstain	17,970,207.03	5.235
TOTAL	343,263,589.16	100.000
PROPOSAL 5
To elect the thirteen nominees specified below as Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	315,052,205.89	91.781
Withheld	28,211,383.27	8.219
TOTAL	343,263,589.16	100.000
Ralph F. Cox
Affirmative	314,389,703.98	91.588
Withheld	28,873,885.18	8.412
TOTAL	343,263,589.16	100.000
	# of Votes	% of Votes
Phyllis Burke Davis
Affirmative	314,605,806.98	91.651
Withheld	28,657,782.18	8.349
TOTAL	343,263,589.16	100.000
Robert M. Gates
Affirmative	315,117,485.99	91.800
Withheld	28,146,103.17	8.200
TOTAL	343,263,589.16	100.000
Abigail P. Johnson
Affirmative	315,050,594.15	91.781
Withheld	28,212,995.01	8.219
TOTAL	343,263,589.16	100.000
Edward C. Johnson 3d
Affirmative	314,697,570.45	91.678
Withheld	28,566,018.71	8.322
TOTAL	343,263,589.16	100.000
Donald J. Kirk
Affirmative	315,361,736.19	91.872
Withheld	27,901,852.97	8.128
TOTAL	343,263,589.16	100.000
Marie L. Knowles
Affirmative	315,532,525.79	91.921
Withheld	27,731,063.37	8.079
TOTAL	343,263,589.16	100.000
Ned C. Lautenbach
Affirmative	315,530,995.67	91.921
Withheld	27,732,593.49	8.079
TOTAL	343,263,589.16	100.000
Peter S. Lynch
Affirmative	316,430,188.30	92.183
Withheld	26,833,400.86	7.817
TOTAL	343,263,589.16	100.000
	# of Votes	% of Votes
Marvin L. Mann
Affirmative	315,225,156.37	91.832
Withheld	28,038,432.79	8.168
TOTAL	343,263,589.16	100.000
William O. McCoy
Affirmative	315,317,174.95	91.859
Withheld	27,946,414.21	8.141
TOTAL	343,263,589.16	100.000
William S. Stavropoulos
Affirmative	314,754,076.72	91.695
Withheld	28,509,512.44	8.305
TOTAL	343,263,589.16	100.000
PROPOSAL 6
To amend the fund's fundamental investment limitation concerning lending.
	# of Votes	% of Votes
Affirmative	33,302,022.83	83.483
Against	4,400,711.25	11.032
Abstain	1,858,648.11	4.659
Broker Non-Votes	329,440.93	0.826
TOTAL	39,890,823.12	100.000
*Denotes trust-wide proposals and voting results.

Annual Report

Fidelity Arizona Municipal Money Market Fund

Proxy Voting Results

A special meeting of the fund's shareholders was held on September 18, 2002. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To continue the effectiveness of Article VII, Section 7.04 of the Trust Instrument.*
	# of Votes	% of Votes
Affirmative	6,511,783,345.779	89.614
Against	329,788,951.355	4.539
Abstain	424,881,474.307	5.847
TOTAL	7,266,453,771.441	100.000
PROPOSAL 2
To authorize the Trustees to increase the maximum number of Trustees.*
	# of Votes	% of Votes
Affirmative	6,174,927,725.188	84.970
Against	712,670,799.143	9.807
Abstain	379,594,777.110	5.223
TOTAL	7,267,193,301.441	100.000
PROPOSAL 3
To authorize the Trustees to clarify the scope of the Trustees' authority regarding reorganization or termination.*
	# of Votes	% of Votes
Affirmative	6,439,152,741.466	88.615
Against	425,316,228.980	5.853
Abstain	401,984,800.995	5.532
TOTAL	7,266,453,771.441	100.000
PROPOSAL 4
To authorize the Trustees to enter into management contracts on behalf of a new fund.*
	# of Votes	% of Votes
Affirmative	6,338,720,043.337	87.233
Against	515,498,905.709	7.094
Abstain	412,234,822.395	5.673
TOTAL	7,266,453,771.441	100.000
PROPOSAL 5
To elect the thirteen nominees specified below as Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	6,851,815,006.821	94.284
Withheld	415,378,294.620	5.716
TOTAL	7,267,193,301.441	100.000
Ralph F. Cox
Affirmative	6,844,170,409.986	94.179
Withheld	423,022,891.455	5.821
TOTAL	7,267,193,301.441	100.000
Phyllis Burke Davis
Affirmative	6,837,990,754.536	94.094
Withheld	429,202,546.905	5.906
TOTAL	7,267,193,301.441	100.000
Robert M. Gates
Affirmative	6,848,331,141.026	94.236
Withheld	418,862,160.415	5.764
TOTAL	7,267,193,301.441	100.000
Abigail P. Johnson
Affirmative	6,843,142,530.031	94.165
Withheld	424,050,771.410	5.835
TOTAL	7,267,193,301.441	100.000
Edward C. Johnson 3d
Affirmative	6,841,466,145.606	94.142
Withheld	425,727,155.835	5.858
TOTAL	7,267,193,301.441	100.000
Donald J. Kirk
Affirmative	6,851,738,187.326	94.283
Withheld	415,455,114.115	5.717
TOTAL	7,267,193,301.441	100.000
	# of Votes	% of Votes
Marie L. Knowles
Affirmative	6,857,370,417.961	94.361
Withheld	409,822,883.480	5.639
TOTAL	7,267,193,301.441	100.000
Ned C. Lautenbach
Affirmative	6,851,940,663.636	94.286
Withheld	415,252,637.805	5.714
TOTAL	7,267,193,301.441	100.000
Peter S. Lynch
Affirmative	6,853,081,588.471	94.302
Withheld	414,111,712.970	5.698
TOTAL	7,267,193,301.441	100.000
Marvin L. Mann
Affirmative	6,848,011,036.871	94.232
Withheld	419,182,264.570	5.768
TOTAL	7,267,193,301.441	100.000
William O. McCoy
Affirmative	6,849,963,495.721	94.259
Withheld	417,229,805.720	5.741
TOTAL	7,267,193,301.441	100.000
William S. Stavropoulos
Affirmative	6,831,136,964.061	94.000
Withheld	436,056,337.380	6.000
TOTAL	7,267,193,301.441	100.000
PROPOSAL 6
To approve an amended management contract for the fund.
	# of Votes	% of Votes
Affirmative	55,068,885.390	79.693
Against	11,378,996.904	16.467
Abstain	2,653,477.060	3.840
TOTAL	69,101,359.354	100.000
PROPOSAL 13
To amend the fund's fundamental investment limitation concerning underwriting.
	# of Votes	% of Votes
Affirmative	54,846,422.450	79.371
Against	11,569,874.214	16.743
Abstain	2,685,062.690	3.886
TOTAL	69,101,359.354	100.000
PROPOSAL 14
To amend the fund's fundamental investment limitation concerning lending.
	# of Votes	% of Votes
Affirmative	53,309,138.810	77.146
Against	13,091,303.384	18.945
Abstain	2,700,917.160	3.909
TOTAL	69,101,359.354	100.000
*Denotes trust-wide proposals and voting results.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

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Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-EarthLink, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

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Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

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For Non-Retirement
Accounts

Buying shares

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P.O. Box 770001
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Overnight Express
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Hebron, KY 41048

Selling shares

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General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

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For Retirement
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Buying shares

Fidelity Investments
P.O. Box 770001
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Selling shares

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P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Redemptions - CP5L

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Sub-Adviser

Fidelity Investments
Money Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

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New York, NY

and

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Custodian

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The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

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(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

AZI/SPZ-ANN-1002 158107
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Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Municipal Money Market

Fund

Annual Report

August 31, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Accountants	<Click Here>	The auditors' opinion.
Trustees and Officers	<Click Here>
Proxy Voting Results	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, the Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

As the first anniversary of September 11 approached, new concerns about terrorism and a continued deterioration of investor confidence kept U.S. equity performance on its year-long downward path. With investor appetite for risk dwindling, U.S. Treasury bonds - traditionally a haven from stock market and geopolitical turbulence - were in strong demand. As a result, the securities outperformed nearly all other asset classes year-to-date through August.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. You should also keep money you'll need in the near future in a more stable investment.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance.

Cumulative Total Returns

Periods ended August 31, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity ® Municipal Money Market	1.38%	15.14%	32.65%
All Tax-Free Money Market Funds Average	1.12%	13.96%	30.11%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the all tax-free money market funds average, which reflects the performance of municipal money market funds with similar objectives tracked by iMoneyNet, Inc. The past one year average represents a peer group of 525 money market funds.

Average Annual Total Returns

Periods ended August 31, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity Municipal Money Market	1.38%	2.86%	2.87%
All Tax-Free Money Market Funds Average	1.12%	2.64%	2.66%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Annual Report

Performance - continued

Yields

	9/2/02	6/3/02	2/25/02	12/3/01	9/3/01
Fidelity Municipal Money Market Fund	1.12%	1.27%	1.11%	1.48%	2.05%
All Tax-Free Money Market Funds Average	0.88%	1.09%	0.89%	1.28%	1.78%
Fidelity Municipal Money Market Fund Tax-Equivalent	1.72%	1.95%	1.71%	2.28%	3.15%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the all tax-free money market funds average as tracked by iMoneyNet, Inc. Or, you can look at the fund's tax-equivalent yield, which assumes you're in the 35% federal tax bracket. A portion of the fund's income may be subject to the alternative federal minimum tax.

Comparing
Performance

Yields on tax-free investments are usually lower than yields on taxable investments. However, a straight comparison between the two may be misleading because it ignores the way taxes reduce taxable returns. Tax-equivalent yield - the yield you'd have to earn on a similar taxable investment to match the tax-free yield - makes the comparison more meaningful. Keep in mind that the U.S. government neither insures nor guarantees a money market fund. In fact, there is no assurance that a money market fund will maintain a $1 share price.

3

A money market fund's total returns and yields will vary, and reflect past results rather than predict future performance.

Annual Report

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)
An interview with Norm Lind, Portfolio Manager of Fidelity Municipal Money Market Fund

Q. Norm, what was the investment environment like during the 12 months that ended August 31, 2002?

A. As the period began, there was uncertainty about the direction of the U.S. economy. Some market observers felt that a series of seven cuts in short-term interest rates by the Federal Reserve Board through the first eight months of 2001 would stimulate the economy. Others remained concerned that economic growth would remain anemic. Thoughts of an imminent recovery disappeared in the aftermath of September 11. The Fed responded by aggressively lowering the rate banks charge each other for overnight loans - known as the fed funds target rate - bringing it to 1.75% at the end of 2001, its lowest level in 40 years. As we entered 2002, market participants became more optimistic about the U.S. economy. Preliminary data showed U.S. gross domestic product growing at an annual rate of 6.5% in the first quarter. Investors believed that growth at this level would spur the Fed to raise short-term rates, and money market yields rose in response. However, further analysis showed that much of the first-quarter growth in GDP was due to inventory adjustments, and additional data demonstrated some uncertainty about the future course of the economy. First quarter GDP was revised downward to 5.0%, and GDP growth in the second quarter slowed to 1.1%. Rising unemployment and sluggish corporate spending increased skepticism about the pace and strength of the recovery. While the Fed kept short-term rates unchanged, in August it switched from a neutral stance toward the future direction of interest rates to a bias toward lowering rates in order to support the economic rebound.

Q. How did the slowing economy influence the fiscal health of state and local governments?

A. Fiscal and economic weakness led to declining revenues, causing difficulty for state and local governments. Because of the extended prosperity of the 1990s, many officials had very little experience managing the obstacles created by this down part of the economic cycle. Amid the boom times of the 1990s, government officials were able to cut taxes and increase spending. Now, most state and local governments are faced with the prospect of raising taxes and scaling back programs in order to balance their budgets.

Q. What was your strategy with the fund?

A. It was conservative. With the weakening economy adding some instability to municipal fiscal health, I became even more selective and vigilant regarding the creditworthiness of issuers. I focused on state and local governments and agencies that practiced fiscal responsibility. I also increased the fund's stake in insured bonds, and gravitated toward money market securities backed by reliable, economically resilient revenue streams, such as water and sewer utilities. I kept the fund's average maturity somewhat short relative to its competitors, because the yield curve was flat. In other words, yields on longer-term money market securities offered little, if any, yield advantage over shorter-term alternatives. Several factors conspired to create a flat yield curve, including widespread sentiment that interest rates would remain relatively steady, a rash of new supply by municipalities looking to cover budget shortfalls and strong demand from investors seeking refuge from a struggling equity market.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. How did the fund perform?

A. The fund's seven-day yield on August 31, 2002, was 1.09%, compared to 2.09% 12 months ago. The latest yield was the equivalent of a 1.68% taxable yield for investors in the 35% federal income tax bracket. Through August 31, 2002, the fund's 12-month total return was 1.38%, compared to 1.12% for the all tax-free money market funds average, according to iMoneyNet, Inc.

Q. What's your outlook, Norm?

A. At this point, market observers are cautiously analyzing emerging economic data to gain some insight into the future direction of the economy and interest rates. There are no signs that economic growth will pick up dramatically. At the same time, there are no indications that the U.S. economy will suffer a further decline. I'm uncertain about how long the economy and interest rates will remain at subdued levels. As such, I intend to maintain a conservative approach with the fund for the foreseeable future.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: federally tax-exempt income with share-price stability by investing in high-quality, short-term municipal securities

Fund number: 010

Trading symbol: FTEXX

Start date: January 2, 1980

Size: as of August 31, 2002, more than $11.7 billion

Manager: Norm Lind, since 2001; manager, various Fidelity and Spartan municipal money market funds; joined Fidelity in 1986

3

Annual Report

Investment Changes

Maturity Diversification
Days	% of fund's investments 8/31/02	% of fund's investments 2/28/02	% of fund's investments 8/31/01
0 - 30	81.3	76.7	75.6
31 - 90	9.3	8.0	11.7
91 - 180	3.8	7.6	5.4
181 - 397	5.6	7.7	7.3
Weighted Average Maturity
	8/31/02	2/28/02	8/31/01
Fidelity Municipal Money Market Fund	31 Days	38 Days	37 Days
All Tax-Free Money Market Funds Average *	47 Days	38 Days	39 Days
Asset Allocation (% of fund's net assets)
As of August 31, 2002	As of February 28, 2002
Variable Rate Demand Notes (VRDNs) 68.7%	Variable Rate Demand Notes (VRDNs) 60.9%
Commercial Paper (including CP Mode) 8.9%	Commercial Paper (including CP Mode) 11.8%
Tender Notes and Bonds 5.3%	Tender Notes and Bonds 6.1%
Municipal Notes 7.2%	Municipal Notes 11.2%
Municipal Bonds 0.8%	Municipal Bonds 3.3%
Other Investments 6.6%	Other Investments 2.8%
Net Other Assets 2.5%	Net Other Assets 3.9%

*Source: iMoneyNet, Inc.

Annual Report

Investments August 31, 2002

Showing Percentage of Net Assets

Municipal Securities - 97.5%
	Principal Amount (000s)	Value (Note 1) (000s)
Alabama - 1.5%
Alabama Gen. Oblig. Participating VRDN Series MS 668, 1.44% (Liquidity Facility Morgan Stanley) (b)(g)	$ 6,623	$ 6,623
Alabama Hsg. Fin. Auth. Multi-family Hsg. Rev.:
(Cottage Hill Pointe Apts. Proj.) Series 2001 D, 1.55%, LOC Southtrust Bank NA, VRDN (b)(e)	7,500	7,500
(Gazebo East Proj.) Series 1991 B, 1.6%, LOC Southtrust Bank NA, VRDN (b)	3,005	3,005
(Liberty Square Apts. Proj.) Series C, 1.55%, LOC Southtrust Bank NA, VRDN (b)(e)	8,500	8,500
(Sundown Apts. Proj.) Series 2000 E, 1.5%, LOC Amsouth Bank NA, Birmingham, VRDN (b)(e)	6,500	6,500
Alabama Hsg. Fin. Auth. Single Family Mtg. Rev. Bonds Series Merlots 01 A38, 1.8%, tender 2/26/03 (Liquidity Facility Wachovia Bank NA) (b)(e)(g)(h)	18,790	18,790
Alabama Indl. Dev. Auth. Rev. (Southern Ionics, Inc. Proj.) 1.55%, LOC Southtrust Bank NA, VRDN (b)(e)	1,800	1,800
Alabama Pub. School & College Auth. Rev. Participating VRDN Series ROC 00 1, 1.45% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(g)	11,345	11,345
Auburn Indl. Dev. Board Indl. Dev. Rev. (Donaldson Co., Inc. Proj.) Series 1999, 1.55%, LOC Bank of America NA, VRDN (b)(e)	3,000	3,000
Birmingham Pub. Park & Recreation Board Lease Rev. (Barber Museum Proj.) 1.45%, LOC Amsouth Bank NA, Birmingham, VRDN (b)	16,000	16,000
Columbia Indl. Dev. Board Rev. (Alabama Pwr. Co. Proj.) 1.4%, VRDN (b)(e)	15,000	15,000
Courtland Indl. Dev. Board Rev. (Specialty Minerals, Inc. Proj.) 1.5%, LOC Wachovia Bank NA, VRDN (b)(e)	8,000	8,000
Decatur Indl. Dev. Board Indl. Dev. Rev. (Monsanto Co. Proj.) Series 1996, 1.45%, VRDN (b)(e)	3,185	3,185
Decatur Indl. Dev. Board Solid Waste Disp. Rev. (Amoco Chemical Co. Proj.) Series 1995, 2% (BP PLC Guaranteed), VRDN (b)(e)	13,300	13,300
Florence Indl. Dev. Board Indl. Dev. Rev. (Robert J. Bevis Proj.) Series 1990, 1.5%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)(e)	1,050	1,050
Jackson Indl. Dev. Board Rev. (Specialty Minerals, Inc. Proj.) 1.5%, LOC Wachovia Bank NA, VRDN (b)(e)	8,200	8,200
Lafayette Indl. Dev. Rev. (Kardoes Rubber Co., Inc. Proj.) 1.55%, LOC Amsouth Bank NA, Birmingham, VRDN (b)(e)	4,715	4,715
Mobile Indl. Dev. Board Exempt Facilities Rev. (Degussa-Hills Proj.) Series 2000 A, 1.45%, LOC Wachovia Bank NA, VRDN (b)(e)	10,000	10,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Alabama - continued
Mobile Indl. Dev. Board Rev. (Alabama Pwr. Theodore Plant Proj.) Series A, 2.05%, VRDN (b)(e)	$ 5,300	$ 5,300
Montgomery Indl. Dev. Board Rev. (Feldmeier-Alabama Equip. Proj.) Series 1996, 1.55%, LOC Southtrust Bank NA, VRDN (b)(e)	1,565	1,565
Phenix City Indl. Dev. Board Envir. Impt. Rev. (Mead Coated Board Proj.) Series 1993 A, 1.98%, LOC Toronto-Dominion Bank, VRDN (b)(e)	17,600	17,600
Roanoke Indl. Dev. Board Indl. Dev. Rev. (Steelfab, Inc. Proj.) Series 1997, 1.55%, LOC Bank of America NA, VRDN (b)(e)	1,740	1,740
		172,718
Alaska - 1.5%
Alaska Hsg. Fin. Corp.:
Participating VRDN:
Series FRRI 00 N13, 1.55% (Liquidity Facility Bank of New York NA) (b)(g)	7,500	7,500
Series Merlots 99 D, 1.47% (Liquidity Facility Wachovia Bank NA) (b)(g)	12,900	12,900
Series A, 1.5% (FSA Insured), VRDN (b)(e)	73,400	73,400
Alaska Intl. Arpts. Revs. Participating VRDN:
Series Merlots 99 I, 1.52% (Liquidity Facility Wachovia Bank NA) (b)(e)(g)	7,500	7,500
Series ROC II R138, 1.48% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(e)(g)	8,015	8,015
North Slope Borough Exempt Facility Indl. Rev. (BP Exploration Alaska Proj.) 2% (BP PLC Guaranteed), VRDN (b)(e)	31,200	31,200
Valdez Marine Term. Rev. Bonds (Phillips Petroleum Co. Proj.) Series 1994 C:
2.9%, tender 1/1/03 (b)	38,000	38,000
2.9%, tender 1/1/03 (b)	2,600	2,600
		181,115
Arizona - 1.2%
Arizona Health Facilities Auth. Rev. (Blood Sys., Inc. Proj.) Series 1995, 1.55%, LOC Bank One NA, Chicago, VRDN (b)	6,050	6,050
Maricopa County Indl. Dev. Auth. Indl. Dev. Rev. (Clayton Homes Proj.) Series 1998, 1.45%, LOC Wachovia Bank NA, VRDN (b)(e)	4,200	4,200
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Ranchwood Apt. Proj.) Series 2001 A, 1.47%, LOC Fannie Mae, VRDN (b)(e)	9,000	9,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Arizona - continued
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.: - continued
(San Martin Apts. Proj.) Series A2, 1.55%, LOC Fannie Mae, VRDN (b)(e)	$ 4,460	$ 4,460
(Sands Apts. Proj.) Series 2001 A, 1.47%, LOC Fannie Mae, VRDN (b)(e)	7,000	7,000
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series C, 1.8%, LOC Toronto-Dominion Bank, VRDN (b)	14,500	14,500
Phoenix Civic Impt. Board Arpt. Rev. Participating VRDN Series Merlots 02 A28, 1.52% (Liquidity Facility Wachovia Bank NA) (b)(e)(g)	3,445	3,445
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series PT 1401, 1.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	4,455	4,455
Phoenix Civic Plaza Bldg. Corp. Excise Tax Rev. Participating VRDN Series MS 01 558, 1.44% (Liquidity Facility Morgan Stanley) (b)(g)	4,468	4,468
Phoenix Gen. Oblig. Participating VRDN Series PT 1436, 1.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	15,180	15,180
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Bell Square Apt. Proj.) Series 1995, 1.5%, LOC Gen. Elec. Cap. Corp., VRDN (b)	6,000	6,000
Phoenix Indl. Dev. Auth. Rev.:
(Independent Newspaper, Inc. Proj.) Series 2000, 1.55%, LOC Wachovia Bank NA, VRDN (b)(e)	1,695	1,695
(Marlyn Nutraceuticals Proj.) 1.7%, LOC Bank One, Arizona NA, VRDN (b)(e)	2,905	2,905
(Plastican Proj.) Series 1997, 1.55%, LOC Fleet Bank NA, VRDN (b)(e)	3,775	3,775
(V.A.W. of America Proj.) Series 1997, 1.55%, LOC Bank of America NA, VRDN (b)(e)	1,100	1,100
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. Bonds Series Merlots 01 A23, 1.8%, tender 2/26/03 (Liquidity Facility Wachovia Bank NA) (b)(e)(g)(h)	1,725	1,725
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev. (Cimarron Place Apts. Proj.) 1.47%, LOC Fannie Mae, VRDN (b)(e)	4,500	4,500
Pima County Indl. Dev. Auth. Single Family Hsg. Rev. Participating VRDN Series RF 99 5, 1.56% (Liquidity Facility Bank of New York NA) (b)(e)(g)	12,155	12,155
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev. Series 1997 A:
1.45% 10/10/02, CP	15,500	15,500
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Arizona - continued
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev. Series 1997 A: - continued
1.6% 9/6/02, CP	$ 16,200	$ 16,200
Yavapai County Indl. Dev. Auth. Indl. Dev. Rev. (Oxycal Lab. Proj.) Series 1999 A, 1.7%, LOC Bank One, Arizona NA, VRDN (b)(e)	2,900	2,900
		141,213
Arkansas - 0.6%
Arkansas Dev. Auth. Indl. Dev. Rev. (Stratton Seed Co. Proj.) Series 1999, 1.55%, LOC Bank of America NA, VRDN (b)(e)	3,150	3,150
Arkansas Dev. Fin. Auth. Participating VRDN Series BA 98 C, 1.51% (Liquidity Facility Bank of America NA) (b)(e)(g)	9,470	9,470
Arkansas Dev. Fin. Auth. Envir. Facilities Rev. (Teris LLC Proj.) 1.45%, LOC Wachovia Bank NA, VRDN (b)(e)	10,700	10,700
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) Series 1998, 1.55%, LOC Amsouth Bank NA, Birmingham, VRDN (b)(e)	8,200	8,200
Blytheville Indl. Dev. Rev. (Arkansas Steel Processing Proj.) Series 1992, 1.53%, LOC Cr. Agricole Indosuez, VRDN (b)(e)	9,500	9,500
Columbia County Solid Waste Disp. Rev. (Albemarle Corp. Proj.) Series 1999, 1.55%, LOC Bank of America NA, VRDN (b)(e)	5,500	5,500
Fayetteville Pub. Facilities Board (Butterfield Trail Village Proj.) 1.46%, LOC U.S. Bank NA, Cincinnati, VRDN (b)	12,000	12,000
Harrison Indl. Dev. Rev. (Rock-Tenn Converting Co. Proj.) Series 1993, 1.5%, LOC Suntrust Bank, VRDN (b)(e)	2,500	2,500
Pine Bluff Indl. Dev. Rev. (Rolling Pin Corp. Proj.) Series 1998, 1.55%, LOC Wells Fargo Bank NA, San Francisco, VRDN (b)(e)	2,190	2,190
West Memphis Indl. Dev. Rev. (Proform Co. LLC Proj.) Series 1996, 1.6%, LOC U.S. Bank NA, Cincinnati, VRDN (b)(e)	1,975	1,975
		65,185
California - 5.2%
California Gen. Oblig. RAN:
Series 2002 A, 2.5% 10/25/02	63,000	63,072
Series 2002 B:
2.5% 11/27/02	200,000	200,329
3% 11/27/02	93,500	93,758
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Higher Ed. Student Ln. Auth. Rev.:
Bonds Series A4, 2.35%, tender 4/1/03, LOC Sallie Mae (b)(e)	$ 7,500	$ 7,500
Series 1992 E1, 1.45%, LOC Sallie Mae, VRDN (b)(e)	35,600	35,600
California Hsg. Fin. Agcy. Rev. Participating VRDN:
Series PT 651B, 1.46% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	53,140	53,140
Series PT 651C, 1.46% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	89,995	89,995
California Statewide Cmnty. Dev. Auth. Rev. Bonds (Kaiser Permanente Health Sys. Proj.):
Series 2001 A, 2%, tender 1/2/03 (b)	24,800	24,800
Series 2002 B, 2.25%, tender 2/1/03 (b)	38,000	38,000
Orange County Hsg. Fin. Auth. Mtg. Rev. Participating VRDN Series EGL 96 C0906, 1.48% (Liquidity Facility Citibank NA, New York) (b)(e)(g)	2,180	2,180
		608,374
Colorado - 2.3%
Aurora Multi-family Hsg. Rev. (Aurora Meadows Apts. Proj.) Series 1996, 1.6%, LOC Fannie Mae, VRDN (b)(e)	8,300	8,300
Colorado Health Facilities Auth. Rev. (Boulder Cmnty. Hosp. Proj.) Series 2000, 1.5%, LOC Bank One, Colorado NA, VRDN (b)	13,900	13,900
Colorado Hsg. & Fin. Auth.:
Bonds Series 2001 AA3 Class I, 2.15%, tender 9/17/02 (Liquidity Facility Landesbank Hessen-Thuringen) (b)	11,000	11,000
Participating VRDN:
Sereis Putters 251, 1.49% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(g)	8,070	8,070
Series BA 96 E, 1.51% (Liquidity Facility Bank of America NA) (b)(e)(g)	3,090	3,090
Series FRRI 00 A3, 1.6% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)(g)	1,835	1,835
Series FRRI 00 A4, 1.6% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)(g)	4,735	4,735
Series FRRI L9, 1.55% (Liquidity Facility Lehman Brothers, Inc.) (b)(e)(g)	4,685	4,685
Series Merlots 01 A20, 1.52% (Liquidity Facility Wachovia Bank NA) (b)(e)(g)	6,075	6,075
Series PT 1373, 1.48% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	11,280	11,280
Series PT 557, 1.52% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)(g)	3,205	3,205
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Colorado - continued
Colorado Hsg. & Fin. Auth.: - continued
Participating VRDN:
Series Putters 120, 1.49% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(g)	$ 6,780	$ 6,780
Colorado Springs Utils. Rev. Participating VRDN Series SGB 28, 1.45% (Liquidity Facility Societe Generale) (b)(g)	11,480	11,480
Colorado Student Oblig. Auth. Series 1999 A2, 1.45% (AMBAC Insured), VRDN (b)(e)	20,000	20,000
Denver City & County Arpt. Rev.:
Participating VRDN:
Series FRRI 01 F12, 1.55% (Liquidity Facility Bank of New York NA) (b)(e)(g)	5,000	5,000
Series Merlots 97 Q, 1.47% (Liquidity Facility Wachovia Bank NA) (b)(g)	6,600	6,600
Series PA 762, 1.53% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	4,995	4,995
Series PA 764R, 1.53% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	4,995	4,995
Series 2000 B, 1.55% (MBIA Insured), VRDN (b)(e)	49,000	49,000
Denver City & County Spl. Facilites Arpt. Rev. (Worldport at DIA Proj.) Series A, 1.55%, LOC JPMorgan Chase Bank, VRDN (b)(e)	32,580	32,580
Denver West Metro. District Series 2001 A, 1.48%, LOC BNP Paribas SA, VRDN (b)	6,125	6,125
Fort Collins Indl. Dev. Rev. (Phelps-Tointon Millwork Proj.) Series 1993, 1.7%, LOC Bank One, Colorado NA, VRDN (b)(e)	1,055	1,055
Lower Colorado River Auth. Rev. Participating VRDN Series EGL 01 4313, 1.45% (Liquidity Facility Citibank NA, New York) (b)(g)	7,500	7,500
Monte Vista Swr. Rev. Series 1992, 1.5%, LOC Wachovia Bank NA, VRDN (b)(e)	2,445	2,445
Mountain Village County Hsg. Auth. Hsg. Rev. (Village Courts Apts. Proj.) Series 2000 A, 1.43%, LOC U.S. Bank NA, Cincinnati, VRDN (b)	8,085	8,085
Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series MS 01 679, 1.44% (Liquidity Facility Morgan Stanley) (b)(g)	3,000	3,000
Southern Ute Indian Tribe of Southern Ute Indian Reservation Bonds 1.62%, tender 8/7/03 (b)	13,000	13,000
Summit County School District #RE001 TAN 2.25% 6/30/03	10,580	10,649
Westminster County Multi-family Hsg. Rev. (Lakeview Apts. Proj.) Series 1997, 1.6%, LOC Fannie Mae, VRDN (b)(e)	4,510	4,510
		273,974
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Delaware - 0.7%
Delaware Econ. Dev. Auth. Rev.:
(Delmarva Pwr. & Lt. Co. Proj.):
Series 1987, 2.4%, VRDN (b)(e)	$ 1,000	$ 1,000
Series 1988, 2.4%, VRDN (b)(e)	5,000	5,000
Series 1993 C, 1.85%, VRDN (b)	4,100	4,100
Series 1994, 2.4%, VRDN (b)(e)	22,000	22,000
(Philip Morris Co., Inc. Proj.) Series 1992, 1.55%, VRDN (b)	3,300	3,300
Delaware Gen. Oblig. Participating VRDN Series ROC 00 9, 1.45% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(g)	9,215	9,215
Delaware Health Facilities Auth. Rev. (Beebe Med. Ctr. Proj.) 1.4%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	18,000	18,000
Delaware Hsg. Auth. Rev.:
Participating VRDN Series FRRI 02 L8, 1.6% (Liquidity Facility Lehman Brothers, Inc.) (b)(e)(g)	7,475	7,475
Participating VRDN Series EGL 96 C0801, 1.48% (Liquidity Facility Citibank NA, New York) (b)(e)(g)	4,280	4,280
Kent County Del Student Hsg. Rev. (Delaware State Univ. Proj.) Series A, 1.5%, LOC Wachovia Bank NA, VRDN (b)	7,670	7,670
		82,040
District Of Columbia - 2.7%
District of Columbia Enterprise Zone Rev. (Crowell & Moring LLP Proj.) 1.5%, LOC Suntrust Bank, VRDN (b)(e)	4,500	4,500
District of Columbia Gen. Oblig. Participating VRDN:
Series ROC II 99 10, 1.45% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(g)	5,905	5,905
Series ROC II 99 12, 1.45% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(g)	6,420	6,420
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Edgewood Terrace III Dev. Proj.) Series 2001, 1.5%, LOC Suntrust Bank, VRDN (b)(e)	4,000	4,000
(Trenton Park Apts. Proj.) Series 2001, 1.6%, LOC Bank of America NA, VRDN (b)(e)	3,170	3,170
(WDC I LP Dev. Proj.) Series 2000, 1.5%, LOC Suntrust Bank, VRDN (b)(e)	8,825	8,825
District of Columbia Hsg. Fin. Agcy. Single Family Mtg. Rev. Participating VRDN Series RF 00 4, 1.61% (Liquidity Facility Bank of New York NA) (b)(e)(g)	7,275	7,275
District of Columbia Hsg. Fin. Auth. Multi-family Hsg. Rev. (Mount Vernon Plaza Apts. Proj.) Series 1991, 1.52%, LOC Bank One NA, VRDN (b)(e)	13,105	13,105
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
District Of Columbia - continued
District of Columbia Rev.:
(Arnold & Porter Proj.) Series 1999, 1.5%, LOC Crestar Bank, VRDN (b)(e)	$ 6,150	$ 6,150
(Defenders of Wildlife Proj.) 1.45%, LOC Bank of America NA, VRDN (b)	1,750	1,750
(Fort Lincoln New Town/Premium Distributors LLC Proj.) Series 2000, 1.45%, LOC Wachovia Bank NA, VRDN (b)(e)	9,200	9,200
District of Columbia Tax Increment Rev. Participating VRDN Series PT 1410, 1.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	5,170	5,170
District of Columbia Wtr. & Swr. Auth.:
Participating VRDN:
Series EGL 98 5201, 1.45% (Liquidity Facility Citibank NA, New York) (b)(g)	12,300	12,300
Series ROC II 99 5, 1.45% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(g)	9,505	9,505
Series A, 1.45% 12/2/02, LOC Westdeutsche Landesbank Girozentrale, CP	15,000	15,000
Metro. Washington Arpt. Auth. Sys. Rev.:
Participating VRDN Series ROC II R54, 1.51% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(e)(g)	3,665	3,665
1.4% (FSA Insured), VRDN (b)(e)	79,800	79,800
1.45% 10/1/02, LOC JPMorgan Chase Bank, CP (e)	15,000	15,000
1.45% 11/1/02, LOC JPMorgan Chase Bank, CP (e)	24,400	24,400
1.5% 10/7/02, LOC JPMorgan Chase Bank, CP (e)	25,000	25,000
Metro. Washington Arpts. Auth. Gen. Arpt. Rev. Series B, 1.35% 10/2/02 (Liquidity Facility Landesbank Baden-Wuerttemberg), CP (e)	12,000	12,000
Metro. Washington Arpts. Auth. Passenger Facility Charges Rev.:
Series 1999 B, 1.55% 12/20/02, LOC Bank of America NA, CP (e)	17,100	17,100
Series A:
1.35% 10/2/02 (Liquidity Facility Westdeutsche Landesbank Girozentrale), CP (e)	19,000	19,000
1.4% 10/22/02 (Liquidity Facility Westdeutsche Landesbank Girozentrale), CP (e)	9,000	9,000
		317,240
Florida - 3.0%
Escambia County Hsg. Fin. Rev. Participating VRDN Series RF 00 15, 1.56% (Liquidity Facility Bank of New York NA) (b)(e)(g)	10,375	10,375
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Florida - continued
Florida Local Govt. Fin. Auth. Rev.:
Series A, 1.4% 12/20/02, LOC Wachovia Bank NA, CP	$ 22,449	$ 22,449
Series B, 1.7% 9/13/02, LOC Wachovia Bank NA, CP (e)	6,400	6,400
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Bonds 5% 10/1/02 (FGIC Insured) (e)	3,115	3,123
Jacksonville Elec. Auth. Rev. Participating VRDN Series Merlots 00 FF, 1.47% (Liquidity Facility Wachovia Bank NA) (b)(g)	4,685	4,685
Lee County Hosp. Board of Directors Hosp. Rev. (Lee Memorial Health Sys. Proj.) Series 1992 B, 1.5%, VRDN (b)	26,100	26,100
Lee County Hsg. Fin. Auth. Single Family Mtg. Rev. Bonds Series 2001 A, 2.3%, tender 10/25/02 (b)	1,700	1,700
Miami-Dade County Gen. Oblig. 1.35% 10/1/02, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP (e)	18,990	18,990
Miami-Dade County Hsg. Fin. Auth. Participating VRDN Series Merlots 00 HHH, 1.52% (Liquidity Facility Wachovia Bank NA) (b)(e)(g)	5,570	5,570
Orange County Hsg. Fin. Auth. Multi-family Rev. (Landings on Millenia Boulevard Apts. Proj.) Series A, 1.47%, LOC Key Bank NA, VRDN (b)(e)	4,550	4,550
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Advanced Drainage Sys., Inc. Proj.) 1.65%, LOC Nat'l. City Bank, VRDN (b)(e)	1,400	1,400
Osceola County Hsg. Fin. Auth. Multi-family Rev. (Regatta Bay Apts. Proj.) Series A, 1.47%, LOC JPMorgan Chase Bank, VRDN (b)(e)	3,700	3,700
Putnam County Dev. Auth. Poll. Cont. Rev. (Seminole Elec. Coop., Inc. Proj.) Series 1984 H2, 1.6% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	7,100	7,100
Saint Lucie County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 1.95%, VRDN (b)	10,200	10,200
Saint Lucie County Solid Waste Disp. 1.8%, VRDN (b)(e)	53,000	53,000
Sarasota County Pub. Hosp. District Hosp. Rev. Bonds (Sarasota Memorial Hosp. Proj.) Series A, 1.45% tender 9/3/02, CP mode	30,200	30,200
Sunshine State Govt. Fing. Commission Rev.:
Series B, 1.4% 9/3/02 (FGIC Insured), CP	16,800	16,800
Series C, 1.5% 9/10/02 (FGIC Insured), CP (e)	12,355	12,355
Series D, 1.45% 10/10/02 (FGIC Insured) (AMBAC Insured), CP	20,390	20,390
Series F, 1.5% 10/11/02 (AMBAC Insured), CP	4,150	4,150
1.4% 10/1/02 (FGIC Insured), CP (e)	22,995	22,995
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Florida - continued
Tampa Bay Wtr. Util. Sys. Rev. 1.5%, LOC Bank of America NA, VRDN (b)(e)	$ 52,290	$ 52,290
Tampa Sports Auth. Rev. Participating VRDN Series SGA 61, 1.8% (Liquidity Facility Societe Generale) (b)(g)	10,900	10,900
		349,422
Georgia - 4.9%
Albany Dougherty Payroll Dev. Auth. Poll. Cont. Rev. (Philip Morris Co. Proj.) 1.45%, VRDN (b)	9,590	9,590
Atlanta Arpt. Facilities Rev. Bonds Series B, 5.5% 1/1/03 (AMBAC Insured) (e)	2,670	2,702
Atlanta Arpt. Rev. Participating VRDN:
Series Merlots 00 CCC, 1.52% (Liquidity Facility Wachovia Bank NA) (b)(e)(g)	5,000	5,000
Series MS 00 313, 1.51% (Liquidity Facility Morgan Stanley) (b)(e)(g)	4,090	4,090
Series MS 00 375, 1.48% (Liquidity Facility Morgan Stanley) (b)(g)	14,345	14,345
Atlanta Urban Residential Fin. Auth. Multi-family Rev.:
(Big Bethel Village Proj.) 1.5%, LOC Suntrust Bank, VRDN (b)(e)	4,500	4,500
(Brentwood Creek Apts. Proj.) Series 1999, 1.5%, LOC Suntrust Bank, VRDN (b)	4,720	4,720
(Carver Redev. Partnership I LP Proj.):
Series 2000, 1.5%, LOC Suntrust Bank, VRDN (b)(e)	6,470	6,470
1.5%, LOC Suntrust Bank, VRDN (b)(e)	2,000	2,000
(Peaks at West Atlanta Proj.) Series 2001, 1.5%, LOC Suntrust Bank, VRDN (b)(e)	5,000	5,000
(Villages of Cascade Proj.) Series 1997 A, 1.5%, LOC Suntrust Bank, VRDN (b)(e)	6,700	6,700
Atlanta Wtr. & Wastewtr. Rev. Participating VRDN Series BA 02 A, 1.46% (Liquidity Facility Bank of America NA) (b)(e)(g)	4,520	4,520
Bartow County Dev. Auth. Multi-family Hsg. Rev. (Somerset Cove Apts. Proj.) 1.55%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	5,000	5,000
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) Second Series 1998, 1.95%, VRDN (b)(e)	10,000	10,000
Bibb County Dev. Auth. Solid Waste Disp. Rev. (Swift Creek Envir. Proj.) 1.5%, LOC Suntrust Bank, VRDN (b)(e)	5,100	5,100
Bulloch County Dev. Auth. Indl. Dev. Rev. (Gold Kist, Inc. Proj.) Series 1995, 1.45%, LOC Wachovia Bank NA, VRDN (b)(e)	5,700	5,700
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Georgia - continued
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
Bonds (Georgia Pwr. Co. Plant Vogtle Proj.) First Series 2000, 1.75%, tender 3/3/03 (b)	$ 10,700	$ 10,700
(Georgia Pwr. Co. Plant Vogtle Proj.) Third Series 1995, 1.8%, VRDN (b)	12,100	12,100
Canton Hsg. Auth. Multi-family Hsg. Rev. (Canton Mill Lofts Proj.) Series 1999, 1.45%, LOC Wachovia Bank NA, VRDN (b)(e)	13,100	13,100
Cherokee County Dev. Auth. Rev. (Blue Circle Aggregates, Inc. Proj.) Series 1997, 1.5%, LOC Danske Bank AS, VRDN (b)(e)	5,500	5,500
Cobb County Dev. Auth. Indl. Dev. Rev. (Amoena Corp. Proj.) Series 1992, 1.55%, LOC ABN-AMRO Bank NV, VRDN (b)(e)	1,250	1,250
Columbia Hsg. Auth. Multi-family Hsg. Rev. (Eagles Trace Apts. Proj.) 1.5%, LOC Suntrust Bank, VRDN (b)(e)	6,400	6,400
Covington Hsg. Auth. Multi-family Rev. (Wellington Ridge Apt. Proj.) 1.47%, LOC Bank of America NA, VRDN (b)(e)	6,200	6,200
DeKalb County Dev. Auth. Indl. Dev. Rev. (Qualex Proj.) 1.55%, LOC Comerica Bank, Texas, VRDN (b)(e)	2,400	2,400
DeKalb County Dev. Auth. Poll. Cont. Rev. (Gen. Motors Corp. Proj.) Series 1985, 1.75%, VRDN (b)	7,100	7,100
DeKalb County Hsg. Auth. Multi-family Hsg. Rev.:
(Villas of Friendly Heights Proj.) Series 2001, 1.5%, LOC Suntrust Bank, VRDN (b)(e)	3,575	3,575
(Wesley Club Apts. Proj.) 1.5%, LOC Suntrust Bank, VRDN (b)(e)	6,000	6,000
Fulton County Hsg. Auth. Multi-family Hsg. Rev.:
(Champions Green Apts. Proj.) Series A, 1.48%, LOC Southtrust Bank NA, VRDN (b)	13,860	13,860
(Walton Falls Apt. Proj.) Series 1999, 1.45%, LOC Wachovia Bank NA, VRDN (b)(e)	18,000	18,000
Fulton County Hsg. Auth. Rev. 1.51%, VRDN (b)	73,000	73,000
Gainesville & Hall County Dev. Auth. Indl. Exempt Facility Rev. (Spout Springs Wtr. LLC Proj.) 1.5%, LOC Bank of America NA, VRDN (b)(e)	4,400	4,400
Georgia Gen. Oblig. Participating VRDN Series ROC 00 18, 1.45% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(g)	10,395	10,395
Georgia Hsg. & Fin. Auth. Rev. Participating VRDN:
Series FRRI 01 N9, 1.55% (Liquidity Facility Bank of New York NA) (b)(e)(g)	4,800	4,800
Series PT 504, 1.48% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)(g)	7,835	7,835
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Georgia - continued
Georgia Muni. Elec. Auth. Pwr. Rev. Participating VRDN Series PA 786, 1.46% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	$ 4,595	$ 4,595
Georgia Port Auth. Rev.:
(Colonel's Island Term. Proj.) 1.5%, LOC Suntrust Bank, VRDN (b)(e)	4,000	4,000
(Mayor's Point Term. Proj.) Series 1992, 1.5%, LOC Suntrust Bank, VRDN (b)(e)	2,000	2,000
Gwinnett County Dev. Auth. Indl. Dev. Rev.:
(Curtis 1000, Inc. Proj.) Series 1996, 1.5%, LOC Wells Fargo Bank NA, San Francisco, VRDN (b)(e)	6,260	6,260
(Shepherd Construction Co., Inc. Proj.) 1.55%, LOC Suntrust Bank, VRDN (b)(e)	900	900
Gwinnett County Hsg. Auth. Multi-family Hsg. Rev.:
(Herrington Mill Apts. Proj.) 1.5%, LOC Suntrust Bank, VRDN (b)(e)	8,000	8,000
(Herrington Woods Apt. Proj.) Series 1996 A, 1.42%, LOC Fannie Mae, VRDN (b)(e)	14,135	14,135
Henry County Dev. Auth. Solid Waste Rev. (Atlas Roofing Corp. Proj.) Series 1997, 1.5%, LOC Fleet Nat'l. Bank, VRDN (b)(e)	8,100	8,100
Jenkins County Dev. Auth. Indl. Rev. (Metal Industries, Inc. Proj.) 1.5%, LOC Bank of America NA, VRDN (b)(e)	2,700	2,700
Liberty County Indl. Auth. (Hy-Sil Manufacturing Co., Inc. Proj.) Series 2001 A, 1.5%, LOC Suntrust Bank, VRDN (b)(e)	2,675	2,675
Loganville Hsg. Auth. Multi-family Hsg. Rev. (Alexander Crossing Apts. Proj.) 1.55%, LOC Amsouth Bank NA, Birmingham, VRDN (b)(e)	16,200	16,200
Macon-Bibb County Indl. Auth. Dev. (Diamond Plastics Corp. Proj.) Series 1999, 1.5%, LOC Bank of America NA, VRDN (b)(e)	7,300	7,300
Metro. Atlanta Rapid Transit Auth. Sales Tax Rev. Participating VRDN Series SG 57, 1.42% (Liquidity Facility Societe Generale) (b)(g)	13,605	13,605
Miller County Dev. Auth. Indl. Dev. (Birdsong Corp. Proj.) 1.5%, LOC Suntrust Bank, VRDN (b)(e)	2,800	2,800
Paulding County Indl. Bldg. Auth. Rev. (Cadillac Products, Inc. Proj.) Series 1994, 1.55%, LOC Bank One NA, Michigan, VRDN (b)(e)	2,580	2,580
Richmond County Dev. Auth. Solid Waste Disp. Rev.:
(Evergreen Nylon LLC Proj.) 1.45%, LOC ABN-AMRO Bank NV, VRDN (b)(e)	3,600	3,600
(Evergreen Nylon Recycling Proj.) Series 1998, 1.45%, LOC ABN-AMRO Bank NV, VRDN (b)(e)	40,500	40,500
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Georgia - continued
Roswell Hsg. Auth. Multi-family Hsg. Rev.:
(Autumnbrook Apts. Proj.) Series 1991 A, 1.55%, LOC Amsouth Bank NA, Birmingham, VRDN (b)	$ 7,165	$ 7,165
(Walton Centennial Proj.) Series A, 1.45%, LOC Wachovia Bank NA, VRDN (b)(e)	20,000	20,000
Savannah Econ. Dev. Auth. Rev.:
(Home Depot, Inc. Proj.) Series 1995 A, 1.5%, VRDN (b)(e)	17,100	17,100
(Kaolin Terminals, Inc. Proj.) 1.5%, LOC Bank of America NA, VRDN (b)(e)	17,950	17,950
Savannah Hsg. Auth. Multi-family Hsg. Rev.:
(Indigo Pointe Apts. Proj.) Series 2001 A, 1.5%, LOC Suntrust Bank, VRDN (b)(e)	3,500	3,500
(Live Oak Plantation Proj.) Series 2001 A1, 1.5%, LOC Suntrust Bank, VRDN (b)(e)	2,500	2,500
Sugar Hill Hsg. Auth. Multi-family Rev. (Level Creek Apts. Proj.) Series 1997, 1.55%, LOC Amsouth Bank NA, Birmingham, VRDN (b)(e)	12,790	12,790
Summerville Indl. Dev. Auth. Facility Rev. (Image Ind., Inc. Proj.) Series 1997, 1.465%, LOC Wachovia Bank NA, VRDN (b)(e)	19,000	19,000
Vienna Dev. Auth. Indl. Dev. Rev. (Mid-Georgia Processing Co. Proj.) 1.5%, LOC Bank of America NA, VRDN (b)(e)	3,300	3,300
Wayne County Dev. Auth. Solid Waste Disp. Rev. (Republic Svcs. of Georgia LP Proj.) Series 2000, 1.45%, LOC Suntrust Bank, VRDN (b)(e)	5,800	5,800
Wayne County Indl. Dev. Auth. Wtr. Disp. Rev. (Rayonier Proj.) Series 2000, 1.5%, LOC Suntrust Bank, VRDN (b)(e)	15,000	15,000
Winder-Barrow Indl. Bldg. Auth. Solid Waste Disp. Rev. (Republic Svcs. of Georgia LP Proj.) 1.45%, LOC Suntrust Bank, VRDN (b)(e)	5,800	5,800
Worth County Indl. Dev. Auth. Indl. Dev. Rev. (Seabrook Peanut Co. Proj.) Series 1996 B, 1.5%, LOC Suntrust Bank, VRDN (b)	3,600	3,600
		575,507
Hawaii - 0.9%
Hawaii Arpts. Sys. Rev. Participating VRDN:
Series MSTC 01 147 Class A, 1.49% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(e)(g)	11,185	11,185
Series PA 765, 1.53% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	2,500	2,500
Series ROC II R59, 1.48% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(e)(g)	7,495	7,495
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Hawaii - continued
Hawaii Arpts. Sys. Rev. Participating VRDN: - continued
Series ROC II R60, 1.48% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(e)(g)	$ 9,395	$ 9,395
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Participating VRDN Series PA 795R, 1.48% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	8,000	8,000
Hawaii Gen. Oblig. Participating VRDN Series EGL 00 1101, 1.45% (Liquidity Facility Citibank NA, New York) (b)(g)	6,470	6,470
Hawaii Hsg. & Cmnty. Dev. Corp. Participating VRDN:
Series BA 00 M, 1.51% (Liquidity Facility Bank of America NA) (b)(e)(g)	15,360	15,360
Series PA 706R, 1.48% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)(h)	5,550	5,550
Hawaii Hsg. Fin. & Dev. Corp. Single Family Mtg. Purp. Rev. Participating VRDN:
Series Merlots 01 A15, 1.52% (Liquidity Facility Wachovia Bank NA) (b)(g)	8,890	8,890
Series PT 35, 1.52% (Liquidity Facility BNP Paribas SA) (b)(e)(g)	1,310	1,310
Honolulu City & County Gen. Oblig. Bonds Series 2001 C:
2.85%, tender 12/4/02 (FGIC Insured) (b)	13,600	13,627
2.85%, tender 12/4/02 (FGIC Insured) (b)	16,700	16,734
		106,516
Idaho - 0.1%
Idaho Hsg. & Fin. Assoc. Participating VRDN:
Series PA 145A, 1.48% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	1,480	1,480
Series PT 1152, 1.48% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	4,810	4,810
Series PT 247, 1.52% (Liquidity Facility Banco Santander Central Hispano SA) (b)(e)(g)	3,655	3,655
Series PT 571, 1.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	1,655	1,655
Idaho Hsg. & Fin. Assoc. Hsg. Rev. (Assisted Living Concepts Proj.) Series 1997, 1.6%, LOC U.S. Bank NA, Cincinnati, VRDN (b)(e)	1,165	1,165
		12,765
Illinois - 7.8%
Bolingbrook Multi-family Hsg. Rev. (Amberton Apts. Proj.) 1.41%, LOC Fannie Mae, VRDN (b)(e)	12,300	12,300
Carol Stream Multi-family Rev. (Saint Charles Square Proj.) 1.4%, LOC Fannie Mae, VRDN (b)(e)	2,000	2,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Chicago Arpt. Spl. Facilities Rev. (Centerpoint O'Hare Proj.) 1.55%, LOC Bank One NA, Chicago, VRDN (b)(e)	$ 35,400	$ 35,400
Chicago Board of Ed. Participating VRDN:
Series BA 96 BB, 1.56% (Liquidity Facility Bank of America NA) (b)(g)	18,690	18,690
Series EGL 01 1309, 1.45% (b)(g)	11,205	11,205
Series Merlots 00 A4, 1.47% (Liquidity Facility Wachovia Bank NA) (b)(g)	4,845	4,845
Series Merlots 01 A47, 1.47% (Liquidity Facility Wachovia Bank NA) (b)(g)	6,090	6,090
Series Merlots 97 E, 1.47% (Liquidity Facility Wachovia Bank NA) (b)(g)	8,700	8,700
Chicago Gas Supply Rev. (Peoples Gas Lt. & Coke Co. Proj.) Series 2000 C, 1.5%, VRDN (b)(e)	8,000	8,000
Chicago Gen. Oblig.:
Bonds 5.625% 1/1/23 (FGIC Insured) (Pre-Refunded to 1/1/03 @ 102) (f)	10,800	11,143
Participating VRDN:
Series EGL 00 1308, 1.45% (Liquidity Facility Citibank NA, New York) (b)(g)	9,900	9,900
Series EGL 98 1302, 1.45% (Liquidity Facility Citibank NA, New York) (b)(g)	11,600	11,600
Chicago Indl. Dev. Rev.:
(Chicago Scenic Studios, Inc. Proj.) Series 2000, 1.5%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)(e)	4,030	4,030
(Flying Food Fare Midway Proj.) 1.55%, LOC Bank of America NA, VRDN (b)(e)	5,500	5,500
(MRC Polymers, Inc. Proj.) Series 2001, 1.6%, LOC Lasalle Bank NA, VRDN (b)(e)	6,500	6,500
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN:
Series BA 99 X2, 1.51% (Liquidity Facility Bank of America NA) (b)(e)(g)	32,670	32,670
Series BA 99 X1, 1.51% (Liquidity Facility Bank of America NA) (b)(e)(g)	14,995	14,995
Series Merlots 01 A85, 1.52% (Liquidity Facility Wachovia Bank NA) (b)(e)(g)	5,795	5,795
Series Putters 212, 1.49% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(g)	5,785	5,785
Series Putters 253, 1.49% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(g)	9,995	9,995
Series ROC II R67, 1.48% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(e)(g)	2,495	2,495
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN: - continued
Series ROC II R69, 1.48% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(e)(g)	$ 18,070	$ 18,070
Series ROC II R70, 1.48% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(e)(g)	3,570	3,570
Chicago O'Hare Intl. Arpt. Spl. Facilities Rev. (O'Hare Tech Ctr. II LLC Proj.) 1.46%, LOC Lasalle Bank NA, VRDN (b)(e)	10,500	10,500
Chicago Pub. Bldg. Cmnty. Bldg. Rev. Participating VRDN Series PA 473, 1.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	4,195	4,195
Chicago Sales Tax Rev. Participating VRDN Series Merlots 00 AAA, 1.47% (Liquidity Facility Wachovia Bank NA) (b)(g)	12,470	12,470
Chicago Single Family Mtg. Rev. Participating VRDN:
Series FRRI 00 L12, 1.6% (Liquidity Facility Lehman Brothers, Inc.) (b)(e)(g)	4,705	4,705
Series Merlots 00 A31, 1.52% (Liquidity Facility Wachovia Bank NA) (b)(e)(g)	760	760
Series PT 448, 1.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	2,805	2,805
Series PT 638, 1.48% (Liquidity Facility Svenska Handelsbanken AB) (b)(e)(g)	6,670	6,670
Chicago Wastewtr. Transmission Rev. Participating VRDN Series Merlots 01 A125, 1.47% (Liquidity Facility Wachovia Bank NA) (b)(g)	4,995	4,995
Chicago Wtr. Rev. Participating VRDN:
Series Merlots 00 TT, 1.47% (Liquidity Facility Wachovia Bank NA) (b)(g)	9,200	9,200
Series Merlots 97 V, 1.47% (Liquidity Facility Wachovia Bank NA) (b)(g)	8,280	8,280
City of Rolling Meadows Solid Waste Disp. Rev. (BFI Waste Sys. of North America Proj.) Series 1999, 1.46%, LOC Bank One NA, Chicago, VRDN (b)(e)	19,580	19,580
Cook County Gen. Oblig. Participating VRDN Series PA 591, 1.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	5,300	5,300
Du Page County Gen. Oblig. Participating VRDN:
Series Merlots 00 A9, 1.47% (Liquidity Facility Wachovia Bank NA) (b)(g)	9,760	9,760
Series Merlots 01 A74, 1.47% (Liquidity Facility Wachovia Bank NA) (b)(g)	5,810	5,810
Fulton Indl. Dev. Rev. (J.T. Cullen Co., Inc. Proj.) 1.55%, LOC U.S. Bank NA, Cincinnati, VRDN (b)(e)	6,255	6,255
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Glendale Heights Multi-family Hsg. Rev. Participating VRDN Series PT 106, 1.46% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	$ 2,540	$ 2,540
Hodgkins Indl. Dev. Rev. (Central Blacktop Co., Inc. Proj.) 1.5%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)(e)	4,690	4,690
Illinois Dev. Fin. Auth. Envir. Facilities Rev. Bonds (American Wtr. Corp. Proj.) Series 1997, 2.15% tender 9/9/02, CP mode (e)	9,500	9,500
Illinois Dev. Fin. Auth. Indl. Dev. Rev.:
(Delta-Unibus Corp. Proj.) Series 2001, 1.55%, LOC Bank of America NA, VRDN (b)(e)	4,000	4,000
(Mapes & Sprowl Steel Ltd. Proj.) Series 1996 A, 1.65%, LOC Lasalle Bank NA, VRDN (b)(e)	2,187	2,187
(Quality Screw & Nut Co. Proj.) Series 2000 A, 1.7%, LOC American Nat'l. Bank & Trust, Chicago, VRDN (b)(e)	5,250	5,250
(R&R Enterprises 2nd Proj.) Series 1999 A, 1.5%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)(e)	5,605	5,605
Illinois Dev. Fin. Auth. Rev.:
Bonds (AMR Pooled Fing. Prog.) Series 1999 D2, 2.3%, tender 11/1/02, LOC Fifth Third Bank, Cincinnati (b)	7,500	7,500
(Rich Prods. Corp. Proj.) Series 1998, 1.5%, LOC Suntrust Bank, VRDN (b)(e)	6,300	6,300
Illinois Dev. Fin. Auth. Wtr. Facilities Rev. (Illinois American Wtr. Co. Proj.) 1.5% (MBIA Insured), VRDN (b)(e)	9,860	9,860
Illinois Edl. Facilities Auth. Revs. Participating VRDN Series Merlots 97 U, 1.47% (Liquidity Facility Wachovia Bank NA) (b)(g)	9,040	9,040
Illinois Edl. Facilities Auth. Student Hsg. Rev. (The ITT State Corp. Proj.) Series A, 1.45%, LOC Wachovia Bank NA, VRDN (b)	7,000	7,000
Illinois Gen. Oblig.:
Participating VRDN:
Series EGL 00 1304, 1.45% (Liquidity Facility Citibank NA, New York) (b)(g)	9,100	9,100
Series Merlots 01 A45, 1.47% (Liquidity Facility Wachovia Bank NA) (b)(g)	8,765	8,765
Series MSTC 01 148, 1.46% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(g)	12,435	12,435
Series ROC 00 10, 1.45% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(g)	12,365	12,365
RAN:
2.5% 5/15/03	25,000	25,191
3% 4/15/03	67,700	68,371
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Illinois Health Facilities Auth. Rev.:
Bonds Series PA 848R, 1.45%, tender 2/20/03 (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)(h)	$ 5,190	$ 5,190
(Little Co. of Mary Hosp. Proj.) 1.48%, LOC U.S. Bank NA, Cincinnati, VRDN (b)	9,500	9,500
(Resurrection Health Care Proj.) Series 1999 A, 1.95% (FSA Insured), VRDN (b)	10,950	10,950
Illinois Int'l. Port District Facilities (Southdown, Inc. Proj.) Series 2000, 1.55%, LOC Wachovia Bank NA, VRDN (b)(e)	8,500	8,500
Illinois Reg'l. Trans. Auth.:
Bonds Series B, 5.85% 6/1/23 (FGIC Insured) (Pre-Refunded to 6/1/03 @ 102) (f)	6,750	7,102
Participating VRDN:
Series Merlots 01 A48, 1.47% (Liquidity Facility Wachovia Bank NA) (b)(g)	8,975	8,975
Series Merlots 01 A69, 1.47% (Liquidity Facility Wachovia Bank NA) (b)(g)	11,875	11,875
Series Merlots 02 A23, 1.47% (Liquidity Facility Wachovia Bank NA) (b)(g)	10,870	10,870
Series Merlots 02 A24, 1.47% (Liquidity Facility Wachovia Bank NA) (b)(g)	5,000	5,000
Series Merlots 02 A41, 1.47% (Liquidity Facility Wachovia Bank NA) (b)(g)	8,610	8,610
Series MSTC 9044, 1.54% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(g)	8,200	8,200
Series SG 3, 1.46% (Liquidity Facility Societe Generale) (b)(g)	4,000	4,000
Series SGB 19, 1.45% (Liquidity Facility Societe Generale) (b)(g)	8,675	8,675
Illinois Sales Tax Rev. Participating VRDN Series EGL 00 1302, 1.45% (Liquidity Facility Citibank NA, New York) (b)(g)	5,000	5,000
Illinois Sports Facilities Auth. Participating VRDN Series Merlots 00 A36, 1.52% (Liquidity Facility Wachovia Bank NA) (b)(e)(g)	2,695	2,695
Illinois Student Assistance Commission Student Ln. Rev.:
Series 1996 A, 1.5%, LOC Bank of America NA, VRDN (b)(e)	24,500	24,500
Series 1997 A, 1.5%, LOC Bank One NA, Chicago, VRDN (b)(e)	5,600	5,600
Series 1998 A, 1.5% (MBIA Insured) (BPA Bank of America NA), VRDN (b)(e)	16,400	16,400
Series AI, 1.5% (MBIA Insured), VRDN (b)(e)	16,505	16,505
Series AII, 1.5% (MBIA Insured), VRDN (b)(e)	17,500	17,500
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Kane & DeKalb Counties Cmnty. Unit School District #302 Participating VRDN Series Putters 283, 1.46% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	$ 4,600	$ 4,600
Lisle Village Multi-family Hsg. Rev. (Devonshire of Lisle Proj.) Series 1991, 1.47%, LOC Freddie Mac, VRDN (b)(e)	6,000	6,000
Madison County Envir. Impt. Rev. (Shell Wood River Refining Co. Proj.) Series 1997 A:
2% (Shell Oil Co. Guaranteed), VRDN (b)(e)	5,800	5,800
2% (Shell Oil Co. Guaranteed), VRDN (b)(e)	10,100	10,100
2% (Shell Oil Co. Guaranteed), VRDN (b)(e)	7,000	7,000
Metro. Pier & Exposition Auth. Dedicated Sales Tax Rev. Participating VRDN Series EGL 00 1306, 1.45% (Liquidity Facility Citibank NA, New York) (b)(g)	10,520	10,520
Metro. Pier & Exposition Auth. Dedicated State Tax Rev.:
Bonds Series PA 998R, 2%, tender 9/5/02 (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)(h)	14,120	14,120
Participating VRDN:
Series EGL 02 6001, 1.45% (Liquidity Facility Citibank NA, New York) (b)(g)	4,600	4,600
Series Putters 269, 1.46% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(g)	7,195	7,195
Mundelein Indl. Dev. Rev. (Print-O-Tape Proj.) Series 1997, 1.5%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)(e)	4,160	4,160
Palos Hills Multi-family Hsg. Rev. (Green Oaks Proj.) Series 1998, 1.46%, LOC Fannie Mae, VRDN (b)(e)	10,630	10,630
Rockford Indl. Dev. Rev. (Ringcan Corp. Proj.) Series 1998, 1.5%, LOC Suntrust Bank, VRDN (b)(e)	1,400	1,400
Saint Charles Indl. Dev. Rev. (Pier 1 Imports-Midwest, Inc. Proj.) Series 1986, 1.43%, LOC Bank One, Texas NA, VRDN (b)(e)	8,200	8,200
Southwestern Dev. Auth. Envir. Impt. Rev. (Shell Oil Co. Wood River Proj.) 2%, VRDN (b)(e)	17,375	17,375
Southwestern Illinois Dev. Auth. Solid Waste Disp. Rev. (Shell Oil Co./Wood River Proj.) Series 1992, 2%, VRDN (b)(e)	6,900	6,900
Univ. of Illinois Univ. Revs. Participating VRDN:
Series Merlots 00 S, 1.47% (Liquidity Facility Wachovia Bank NA) (b)(g)	3,500	3,500
Series Merlots 01 A105, 1.47% (Liquidity Facility Wachovia Bank NA) (b)(g)	3,185	3,185
West Chicago Indl. Dev. Auth. Indl. Dev. Rev. (Bison Gear & Engineering Corp. Proj.) 1.6%, LOC Bank of America NA, VRDN (b)(e)	5,600	5,600
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Will County Exempt Facilities Rev. (Amoco Chemical Co. Proj.) Series 1998 A, 2%, VRDN (b)(e)	$ 1,300	$ 1,300
Will County Multi-family Hsg. Rev. (Sierena Dev. Proj.) 1.46%, LOC Lasalle Bank NA, VRDN (b)(e)	7,970	7,970
Will-Kankakee Reg'l. Dev. Auth. Indl. Dev. Rev. (Unimast, Inc. Proj.) Series 2000, 1.55%, LOC Citibank NA, New York, VRDN (b)(e)	3,000	3,000
		909,064
Indiana - 2.1%
Anderson Econ. Dev. Auth. Rev. (AppleCreek Commons Proj.) 1.55%, LOC Fed. Home Ln. Bank of New York, VRDN (b)(e)	6,300	6,300
Burns Hbr. Indl. Dev. Rev. (J&F Steel Corp. Proj.) 1.7%, LOC Societe Generale, VRDN (b)(e)	7,600	7,600
Columbus City Rev. (Rock-Tenn Co. Mill Division Proj.) Series 1995, 1.5%, LOC Suntrust Bank, VRDN (b)(e)	6,750	6,750
Crawford County Econ. Dev. Rev. (Jasper Engine Exchange Proj.) Series 1997, 1.5%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	4,400	4,400
Elkhart County Econ. Dev. Rev. (Burger Dairy Proj.) 1.68%, LOC Wachovia Bank NA, VRDN (b)(e)	1,415	1,415
Elkhart County Multi-family Hsg. Rev. (Pedcor Investments Proj.) Series 2000, 1.54%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (b)(e)	8,200	8,200
Fort Wayne Poll. Cont. Rev. (Gen. Motors Corp. Proj.) 1.8%, VRDN (b)	26,470	26,470
Franklin Econ. Dev. Rev. (Pedcor Investments LP-Lakeview II Proj.) 1.47%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (b)(e)	2,138	2,138
Greenwood Econ. Dev. Rev. (Endress & Hauser, Inc. Proj.) Series A, 1.7%, LOC Deutsche Bank AG, VRDN (b)(e)	4,000	4,000
Hebron Econ. Dev. Rev. (Aarons Misty Glen Apt. Proj.) Series 1996 A, 1.54%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (b)(e)	3,175	3,175
Indiana Bond Bank Participating VRDN Series ROC II R163, 1.45% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(g)	6,670	6,670
Indiana Bond Bank Rev. Participating VRDN Series MSTC 01 177, 1.46% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(g)	17,000	17,000
Indiana Dev. Fin. Auth. Envir. Rev. (Republic Svcs., Inc. Proj.) Series 2001, 1.9%, LOC Suntrust Bank, VRDN (b)(e)	6,200	6,200
Indiana Health Facilities Fing. Auth. Hosp. Rev. (Cmnty. Hosp. Proj.) Series B, 1.55%, LOC Bank One NA, Michigan, VRDN (b)	15,000	15,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Indiana - continued
Indiana Hsg. Fin. Auth. Participating VRDN:
Series Merlots 00 B6, 1.52% (Liquidity Facility Wachovia Bank NA) (b)(e)(g)	$ 3,355	$ 3,355
Series Merlots 01 A2, 1.52% (Liquidity Facility Wachovia Bank NA) (b)(e)(g)	1,920	1,920
Series Merlots 97 H, 1.52% (Liquidity Facility Wachovia Bank NA) (b)(e)(g)	12,350	12,350
Series PT 246, 1.48% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	4,255	4,255
Series ROC II R99, 1.48% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(e)(g)	7,335	7,335
Indianapolis Econ. Dev. Multi-family Hsg. Rev. 1.5%, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (b)(e)	10,000	10,000
Indianapolis Econ. Dev. Rev. (US LLC Proj.) Series 1996, 1.7%, LOC Bank One, Indiana NA, VRDN (b)(e)	445	445
Indianapolis Gas Util. Sys. Rev. 1.4% 9/10/02, CP	9,500	9,500
Kendallville Indl. Dev. Rev. (Philip Morris Co., Inc. Proj.) Series 1993, 1.55%, VRDN (b)	2,475	2,475
Lawrence County Indl. Dev. Rev. (D&M Tool Proj.) 1.56%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)(e)	1,710	1,710
Morristown Envir. Impt. Rev. (Eftec, Inc. Proj.) Series 2000, 1.5%, LOC Wachovia Bank NA, VRDN (b)(e)	10,000	10,000
Muncie Indl. Dev. Rev. (Diamond Plastics Corp. Proj.) Series 1996, 1.55%, LOC Bank of America NA, VRDN (b)(e)	3,000	3,000
Porter County Indl. Jail Bldg. Corp. Participating VRDN:
Series Merlots 01 A43, 1.47% (Liquidity Facility Wachovia Bank NA) (b)(g)	7,170	7,170
Series Merlots 01 A58, 1.47% (Liquidity Facility Wachovia Bank NA) (b)(g)	9,435	9,435
Rockport Indl. Dev. Rev. (AK Steel Corp. Proj.):
Series 1998 A, 1.65%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	10,000	10,000
Series 1999 A, 1.65%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	5,000	5,000
Rockport Poll. Cont. Rev. (AK Steel Corp. Proj.) Series 1997 A, 1.65%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	10,000	10,000
Scottsburg Indl. Dev. Rev. (Multi-Color Corp. Proj.) 1.5%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	2,525	2,525
Sullivan Poll. Cont. Rev. Bonds (Hoosier Energy Rural Elec. Coop. Proj.):
Series 1985 L1, 1.45% tender 10/8/02 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	5,200	5,200
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Indiana - continued
Sullivan Poll. Cont. Rev. Bonds (Hoosier Energy Rural Elec. Coop. Proj.): - continued
Series 1985 L2, 1.45% tender 10/1/02 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	$ 7,400	$ 7,400
Whiting Envir. Facilities Rev. (BP Products North America, Inc. Proj.) Series B, 2% (BP PLC Guaranteed), VRDN (b)(e)	10,000	10,000
		248,393
Iowa - 0.3%
Clinton Indl. Dev. Rev. (Sethness Prods. Co. Proj.) 1.4%, LOC Northern Trust Co., Chicago, VRDN (b)(e)	2,100	2,100
Iowa Fin. Auth. Indl. Dev. Rev. (Grafco Industries Proj.) Series 1999, 1.55%, LOC Bank of America NA, VRDN (b)(e)	3,200	3,200
Iowa Fin. Auth. Single Family Rev. Participating VRDN:
Series 2000 N, 1.51% (Liquidity Facility Bank of America NA) (b)(e)(g)	1,800	1,800
Series ROC II R74, 1.48% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(e)(g)	4,980	4,980
Iowa School Cash Anticipation Prog. RAN Series B, 2.25% 1/30/03 (FSA Insured)	15,700	15,738
Waterloo Indl. Dev. Rev. (O'Neal Metals, Inc. Proj.) 1.55%, LOC Bank of America NA, VRDN (b)(e)	5,000	5,000
		32,818
Kansas - 0.7%
Burlington Poll. Cont. Rev. Bonds (Kansas Elec. Pwr. Coop., Inc. Proj.):
Series 1985 C1, 1.45% tender 10/1/02 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	5,965	5,965
Series 1985 C2, 1.45% tender 10/1/02 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	3,000	3,000
Butler County Solid Waste Disp. & Cogeneration Rev. (Texaco Refining & Marketing, Inc. Proj.) Series 1996 B, 2%, VRDN (b)(e)	27,000	27,000
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.) Series 2000, 1.5%, LOC Bank of America NA, VRDN (b)(e)	25,100	25,100
Kansas Dept. of Trans. Hwy. Rev. Participating VRDN Series EGL 00 1601, 1.45% (Liquidity Facility Citibank NA, New York) (b)(g)	5,000	5,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Kansas - continued
Kansas Dev. Fin. Auth. Multi-family Rev. (Summit Woods Proj.) Series G1, 1.55%, LOC Fannie Mae, VRDN (b)(e)	$ 3,000	$ 3,000
Kansas Dev. Fin. Auth. Rev. Participating VRDN Series ROC II R92, 1.45% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(g)	8,905	8,905
		77,970
Kentucky - 3.2%
Carroll County Solid Waste Disp. Rev.:
(Celotex Corp. Proj.) 1.45%, LOC Citibank NA, New York, VRDN (b)(e)	7,900	7,900
(North American Stainless LP Proj.) Series 2000, 1.55%, LOC Bank One NA, Chicago, VRDN (b)(e)	10,000	10,000
Danville Multi-City Lease Rev. Bonds (Kentucky Muni. League Pooled Lease Fing. Prog.) 1.5% tender 10/10/02, LOC PNC Bank NA, Pittsburgh, CP mode	25,400	25,400
Daviess County Exempt Facilities Rev. (Kimberly-Clark Tissue Co. Proj.) 1.4% (Kimberly-Clark Corp. Guaranteed), VRDN (b)(e)	4,000	4,000
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.):
Series 1993 A, 1.4% (Kimberly-Clark Corp. Guaranteed), VRDN (b)(e)	24,050	24,050
Series 1993 B, 1.4% (Kimberly-Clark Corp. Guaranteed), VRDN (b)(e)	8,900	8,900
Series 1994 A, 1.4% (Kimberly-Clark Corp. Guaranteed), VRDN (b)(e)	6,200	6,200
Elizabethtown Indl. Bldg. Rev. (Altec Industries, Inc. Proj.) Series 1997, 1.4%, LOC Wachovia Bank NA, VRDN (b)(e)	5,000	5,000
Franklin County Indl. Dev. Rev. (Certified Tool & Manufacturing Proj.) 1.7%, LOC Bank One NA, Chicago, VRDN (b)(e)	2,665	2,665
Glasgow Indl. Bldg. Rev. (Felker Brothers Corp. Proj.) 1.55%, LOC U.S. Bank NA, Cincinnati, VRDN (b)(e)	4,820	4,820
Hardin County Indl. Bldg. Rev. (Saint James Group Proj.) 1.46%, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (b)	12,045	12,045
Henderson County Indl. Dev. Auth. (Pittsburg Tank & Tower Co. Proj.) 1.45%, LOC U.S. Bank NA, Cincinnati, VRDN (b)(e)	6,510	6,510
Henderson County Solid Waste Disp. Rev. (Tyson Foods, Inc. Proj.) 1.58%, LOC Amsouth Bank NA, Birmingham, VRDN (b)(e)	8,000	8,000
Jefferson County Indl. Bldg. Rev. (Wynn Starr Foods Proj.) Series 1996, 1.7%, LOC Bank One, Kentucky NA, VRDN (b)(e)	1,740	1,740
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Kentucky - continued
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.):
Series 1992 A, 1.55% tender 9/9/02, CP mode	$ 11,000	$ 11,000
Series 1993 A, 1.5% tender 10/10/02, CP mode	27,700	27,700
Series 2001 A, 1.35% tender 9/3/02, CP mode	8,000	8,000
Kenton County Arpt. Board Spl. (Delta Airlines Co. Proj.) Series 2000 A, 1.5%, LOC Commerzbank AG, VRDN (b)(e)	13,800	13,800
Kenton County Arpt. Board Arpt. Rev.:
Bonds Series FRRI 02 L15, 1.5%, tender 11/13/02 (Liquidity Facility Lehman Brothers, Inc.) (b)(e)(g)	5,475	5,475
Participating VRDN:
Series PT 490, 1.53% (Liquidity Facility BNP Paribas SA) (b)(e)(g)	3,120	3,120
Series PT 521, 1.53% (Liquidity Facility BNP Paribas SA) (b)(e)(g)	6,245	6,245
Kentucky Econ. Dev. Fin. Auth. Hosp. Facilities Rev. (Baptist Health Care Proj.) Series B, 1.95% (MBIA Insured), VRDN (b)	9,110	9,110
Kentucky Econ. Dev. Fin. Auth. Indl. Bldg. Rev.:
(Goodwill Industries Kentucky, Inc. Proj.) 1.55%, LOC Bank One, Kentucky NA, VRDN (b)	2,580	2,580
(Republic Svcs., Inc. Proj.) Series 2000, 1.55%, LOC Bank of America NA, VRDN (b)(e)	5,000	5,000
Kentucky Hsg. Corp. Hsg. Rev. Participating VRDN Series Merlots 00 B9, 1.52% (Liquidity Facility Wachovia Bank NA) (b)(e)(g)	4,290	4,290
Kentucky Hsg. Corp. Single Family Mtg. Rev. Participating VRDN Series PT 628, 1.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	11,620	11,620
Larue County Indl. Dev. Rev. (CMH Hodgenville, Inc. Proj.) Series 2000, 1.45%, LOC Wachovia Bank NA, VRDN (b)(e)	6,000	6,000
Louisville & Jefferson County Reg'l. Arpt. Auth. Arpt. Sys. Rev.:
Series 1996 A, 1.45%, LOC Nat'l. City Bank, Kentucky, VRDN (b)(e)	37,390	37,390
Series AA1, 1.45%, LOC Nat'l. City Bank, Kentucky, VRDN (b)(e)	19,720	19,720
Louisville & Jefferson County Swr. District Rev. Participating VRDN Series EGL 99 1701, 1.45% (Liquidity Facility Citibank NA, New York) (b)(g)	6,115	6,115
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.):
Series 1984 B1, 1.6% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	20,000	20,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Kentucky - continued
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.): - continued
Series 1984 B2, 1.6% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	$ 13,030	$ 13,030
Series 1984 B3, 1.6% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	10,970	10,970
Perry County Solid Waste Disp. Rev. (TJ Int'l. Proj.) Series 1998, 1.55%, LOC Wachovia Bank NA, VRDN (b)(e)	3,355	3,355
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 1992 A, 1.5% tender 10/10/02, CP mode	17,200	17,200
Walton Indl. Bldg. Rev. (Clarion Manufacturing Corp. of America Proj.) 1.47%, LOC Fifth Third Bank, Cincinnati, VRDN (b)(e)	2,835	2,835
		371,785
Louisiana - 1.5%
Caddo Parish Indl. Dev. Board Exempt Facilities Rev. (Atlas Proj.) Series 1996 A, 1.55%, LOC Deutsche Bank AG, VRDN (b)(e)	13,000	13,000
Iberville Parish Rev. (Dow Chemical Co. Proj.) Series 1999, 2.15%, VRDN (b)(e)	7,500	7,500
Lake Charles Hbr. & Term. District Dock & Wharf Rev. (Conoco, Inc. Proj.) 1.5%, LOC Bank One NA, Chicago, VRDN (b)(e)	11,400	11,400
Louisiana Hsg. Fin. Agcy. Mtg. Rev. Participating VRDN:
Series LB 99 A52, 1.55% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)(g)	3,290	3,290
Series MS 01 694, 1.51% (Liquidity Facility Morgan Stanley) (b)(e)(g)	11,205	11,205
Series PT 516, 1.48% (Liquidity Facility Banco Santander Central Hispano SA) (b)(e)(g)	6,680	6,680
Louisiana Hsg. Fin. Agcy. Rev. Participating VRDN Series RF 99 3, 1.61% (Liquidity Facility Bank of New York NA) (b)(e)(g)	7,055	7,055
Louisiana Local Govt. Envir. Facilities Cmnty. Dev. Auth. Rev. (Shreveport/Independence Proj.) Series 2000, 1.5% (MBIA Insured), VRDN (b)	13,500	13,500
New Orleans Aviation Board Rev. Series 1997 A, 1.4% (MBIA Insured), VRDN (b)(e)	22,420	22,420
New Orleans Gen. Oblig. Participating VRDN Series EGL 00 1801, 1.45% (Liquidity Facility Citibank NA, New York) (b)(g)	5,790	5,790
Plaquemines Parish Envir. Rev. (BP Exploration & Oil, Inc. Proj.) Series 1995, 2%, VRDN (b)(e)	22,500	22,500
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Louisiana - continued
Saint Charles Parish Poll. Cont. Rev. (Shell Oil Co.-Norco Proj.) Series 1991, 2%, VRDN (b)(e)	$ 8,200	$ 8,200
West Baton Rouge Parish Indl. District #3 Poll. Cont. Rev. Bonds (Dow Chemical Co. Proj.) 1.8% tender 9/3/02, CP mode	9,700	9,700
West Baton Rouge Parish Indl. District #3 Rev.:
Bonds (Dow Chemical Co. Proj.) Series 1991, 1.8% tender 9/10/02, CP mode	1,700	1,700
(Dow Chemical Co. Proj.):
Series 1993, 2.15%, VRDN (b)(e)	22,500	22,500
Series 1994 A, 2.15%, VRDN (b)(e)	10,000	10,000
		176,440
Maine - 0.2%
Fort Fairfield Rev. (Atlantic Custom Processors Proj.) Series 1998, 1.5%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	2,000	2,000
Maine Hsg. Auth. Mtg. Purchase Rev. Participating VRDN Series BA 99 P, 1.51% (Liquidity Facility Bank of America NA) (b)(e)(g)	13,295	13,295
Maine Pub. Util. Fin. Pub. Util. Rev. (Maine Pub. Svc. Co. Proj.) Series 2000, 1.5%, LOC Bank of New York NA, VRDN (b)(e)	9,000	9,000
Maine Tpk. Auth. Tpk. Rev. Participating VRDN Series EGL 00 1901, 1.45% (Liquidity Facility Citibank NA, New York) (b)(g)	2,000	2,000
		26,295
Maryland - 1.4%
Anne Arundel County Econ. Dev. Rev. Bonds (Baltimore Gas & Elec. Co. Proj.):
1.45% tender 10/1/02, CP mode (e)	14,700	14,700
1.45% tender 10/1/02, CP mode (e)	14,100	14,100
Anne Arundel County Gen. Oblig. Series A, 1.6% 10/1/02, CP	10,000	10,000
Anne Arundel County Port Facilities Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985, 1.5% tender 11/1/02, CP mode	12,500	12,500
Baltimore County Econ. Dev. Rev. (Blue Circle, Inc. Proj.) Series 1992, 1.5%, LOC Danske Bank AS, VRDN (b)	2,000	2,000
Baltimore County Poll. Cont. Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985, 1.5% tender 9/20/02, CP mode	9,865	9,865
Baltimore Rev. Participating VRDN Series SGA 20, 1.44% (Liquidity Facility Societe Generale) (b)(g)	13,900	13,900
Howard County Econ. Dev. Rev. (Pace, Inc. Proj.) 1.5%, LOC Bank of America NA, VRDN (b)(e)	4,400	4,400
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Maryland - continued
Maryland Cmnty. Dev. Administration Dept. Hsg. & Cmnty. Dev.:
Bonds:
Series B, 1.6% 12/19/02	$ 6,500	$ 6,500
Series C, 1.65% 12/19/02 (e)	15,200	15,200
Participating VRDN:
Series Merlots 00 lll, 1.52% (Liquidity Facility Wachovia Bank NA) (b)(e)(g)	15,880	15,880
Series Merlots 01 B2, 1.52% (Liquidity Facility Wachovia Bank NA) (b)(e)(g)	4,805	4,805
Series PT 525, 1.48% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)(g)	10,270	10,270
Maryland Econ. Dev. Auth. Rev. (Grafco Ind. Ltd. Proj.) Series 1996, 1.5%, LOC Bank of America NA, VRDN (b)(e)	3,600	3,600
Maryland Econ. Dev. Corp. Air Cargo (AFCO Cargo BWI II LLC Proj.) 1.5%, LOC Suntrust Bank, VRDN (b)(e)	3,100	3,100
Maryland Energy Fing. Administration Ltd. Oblig. Rev. (Comfort Link Proj.) 1.5%, LOC Suntrust Bank, VRDN (b)(e)	15,000	15,000
Northeast Maryland Waste Disp. Auth. Resource Recovery Rev. Participating VRDN Series EGL 97 C2001, 1.45% (Liquidity Facility Citibank NA, New York) (b)(g)	8,415	8,415
Prince Georges County Econ. Dev. Rev. (Cintas Corp. #41 Proj.) 1.5%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	1,440	1,440
		165,675
Michigan - 2.6%
Detroit City School District:
Bonds Series PA 997, 2%, tender 9/5/02 (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)(h)	8,840	8,840
Participating VRDN Series BA 02 H, 1.44% (Liquidity Facility Bank of America NA) (b)(g)	4,620	4,620
Detroit Swr. Disp. Rev.:
Bonds Series 2001 E, 2.12%, tender 10/3/02 (FGIC Insured) (b)	32,200	32,200
Participating VRDN:
Series Merlots 00 I, 1.47% (Liquidity Facility Wachovia Bank NA) (b)(g)	3,200	3,200
Series SG 99 133, 1.42% (Liquidity Facility Societe Generale) (b)(g)	22,225	22,225
Detroit Wtr. Supply Sys. Rev. Participating VRDN Series Merlots 00 D, 1.47% (Liquidity Facility Wachovia Bank NA) (b)(g)	6,995	6,995
Detroit Wtr. Sys. Rev. Participating VRDN Series EGL 99 2202, 1.45% (Liquidity Facility Citibank NA, New York) (b)(g)	12,520	12,520
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Michigan - continued
Michigan Higher Ed. Student Ln. Auth. Rev. 1.45% (AMBAC Insured), VRDN (b)(e)	$ 14,900	$ 14,900
Michigan Hosp. Fin. Auth. Rev.:
Participating VRDN Series 1997 X, 1.47% (Liquidity Facility Wachovia Bank NA) (b)(g)	7,200	7,200
(United Memorial Hosp. Assoc. Proj.) Series 1999, 1.46%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)(e)	6,300	6,300
Michigan Muni. Bond Auth. Rev.:
Participating VRDN Series EGL 00 2201, 1.45% (Liquidity Facility Citibank NA, New York) (b)(g)	10,110	10,110
RAN Series C2, 2.25% 8/22/03, LOC JPMorgan Chase Bank	47,300	47,662
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Dow Chemical Co. Proj.) Series 1999, 2.15%, VRDN (b)(e)	14,300	14,300
(Fintex LLC Proj.) Series 2000, 1.55%, LOC Comerica Bank, Detroit, VRDN (b)(e)	3,200	3,200
(Majestic Ind., Inc. Proj.) 1.55%, LOC Comerica Bank, Detroit, VRDN (b)(e)	2,000	2,000
(Orchestra Place Renewal Proj.) Series 2000, 1.38%, LOC ABN-AMRO Bank NV, VRDN (b)	6,500	6,500
(YMCA Metro. Lansing Proj.) 1.5%, LOC Standard Fed. Bank, VRDN (b)	10,000	10,000
Michigan Strategic Fund Poll. Cont. Rev.:
Bonds (Dow Chemical Co. Proj.) Series 1987, 1.8% tender 9/3/02, CP mode	11,750	11,750
(Gen. Motors Corp. Proj.):
Series 1988 A, 1.75%, VRDN (b)	18,000	18,000
1.9%, VRDN (b)	30,865	30,865
Michigan Strategic Fund Solid Waste Disp. Rev. (Great Lakes Recovery Proj.) 1.55%, LOC Bank One NA, Michigan, VRDN (b)(e)	1,500	1,500
Midland County Econ. Dev. Rev. (Dow Chemical Co. Proj.) Series 1993 A, 2.3%, VRDN (b)(e)	23,800	23,800
Oakland County Econ. Dev. Corp. Ltd. Oblig. Rev. (Pontiac Vision School Proj.) Series 2000, 1.45%, LOC Comerica Bank, Detroit, VRDN (b)	6,230	6,230
Univ. of Michigan Univ. Revs. Series 1992 A, 1.8%, VRDN (b)	4,760	4,760
		309,677
Minnesota - 0.5%
Anoka County Solid Waste Disp. Rev. Bonds (United Pwr. Assoc. Proj.) Series 1988 A, 1.6% tender 11/1/02 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode (e)	5,300	5,300
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Minnesota - continued
Dakota County Cmnty. Dev. Agcy. Single Family Rev. Participating VRDN Series PT 627, 1.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	$ 3,780	$ 3,780
Hennepin County Gen. Oblig. Series 1996 C, 1.55%, VRDN (b)(e)	1,800	1,800
Hennnepin County Hsg. & Redev. Auth. Multi-family Rev. (City Apts. at Loring Park Proj.) 1.6%, LOC U.S. Bank NA, Cincinnati, VRDN (b)(e)	4,050	4,050
Minneapolis & Saint Paul Hsg. Fin. Board Rev. Participating VRDN Series MSCO 01 633, 1.51% (Liquidity Facility Morgan Stanley) (b)(e)(g)	14,000	14,000
Minneapolis & Saint Paul Metro. Arpts. Commission Arpt. Rev.:
Participating VRDN:
Series PT 1442, 1.53% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	5,390	5,390
Series PT 1457, 1.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	5,345	5,345
Series Putters 203, 1.49% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(g)	3,665	3,665
Series B, 1.5% 10/11/02, LOC Westdeutsche Landesbank Girozentrale, CP (e)	7,000	7,000
Minnesota Hsg. Fin. Agcy. Participating VRDN Series Merlots 01 B3, 1.52% (Liquidity Facility Wachovia Bank NA) (b)(e)(g)	3,490	3,490
Univ. of Minnesota Participating VRDN Series MS 01 648, 1.44% (Liquidity Facility Morgan Stanley) (b)(g)	4,000	4,000
		57,820
Mississippi - 0.7%
Lowndes County Solid Waste Disp. Rev. (Weyerhaeuser Co. Proj.) Series 1999, 2.35%, VRDN (b)(e)	10,700	10,700
Mississippi Bus. Fin. Corp. Indl. Dev. Rev. (Pillowtex Corp. Proj.) Series 1992, 1.5%, LOC Bank of America NA, VRDN (b)(e)	1,380	1,380
Mississippi Bus. Fin. Corp. Rev. (Calgon Carbon Corp. Proj.) Series 1997, 1.5%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	3,000	3,000
Mississippi Dev. Bank Spl. Oblig. Participating VRDN Series Merlots 00 HH, 1.47% (Liquidity Facility Wachovia Bank NA) (b)(g)	12,885	12,885
Mississippi Gen. Oblig. Participating VRDN:
Series EGL 99 2401, 1.45% (Liquidity Facility Citibank NA, New York) (b)(g)	10,900	10,900
Series Putters 138, 1.46% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(g)	11,975	11,975
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Mississippi - continued
Mississippi Home Corp. Multi-family Hsg. Rev.:
(Bristol Park Apts. Proj.) Series 2001 1, 1.55%, LOC Southtrust Bank NA, VRDN (b)	$ 8,200	$ 8,200
(Cambridge Park Apts. Proj.) Series 2001 3, 1.55%, LOC Southtrust Bank NA, VRDN (b)(e)	9,800	9,800
(Colony Park Apts. Proj.) Series 1998 I, 1.55%, LOC Amsouth Bank NA, Birmingham, VRDN (b)(e)	8,000	8,000
Mississippi Home Corp. Single Family Rev. Participating VRDN Series PT 637, 1.48% (Liquidity Facility Svenska Handelsbanken AB) (b)(e)(g)	7,095	7,095
		83,935
Missouri - 1.2%
Clay County Indl. Dev. Auth. Indl. Rev. (K.C. Salad Real Estate Co. LLC Proj.) 1.55%, LOC Wachovia Bank NA, VRDN (b)(e)	4,620	4,620
Independence Indl. Dev. Auth. Indl. Dev. Rev. (Interlock Realty Co. Proj.) 1.68%, LOC U.S. Bank NA, Cincinnati, VRDN (b)(e)	90	90
Kansas City Indl. Dev. Auth. Air Cargo Facility Rev. (Kansas City Air Cargo Svcs. Proj.) 1.54%, LOC American Nat'l. Bank & Trust, Chicago, VRDN (b)(e)	7,300	7,300
Lees Summit Indl. Dev. Rev. (BHA Technical, Inc. Proj.) Series 1998 A, 1.5%, LOC Bank of America NA, VRDN (b)(e)	6,600	6,600
Missouri Dev. Fin. Board Indl. Dev. Rev. (Kawasaki Motors Manufacturing Corp. Proj.) Series 1999, 1.55%, LOC Westdeutsche Landesbank Girozentrale, VRDN (b)(e)	8,000	8,000
Missouri Envir. Impt. & Energy Resource Auth. Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) Series 1992, 2.3%, VRDN (b)	25,900	25,900
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
Participating VRDN Series Merlots 00 B10, 1.47% (Liquidity Facility Wachovia Bank NA) (b)(g)	13,425	13,425
(Lutheran High School Assoc. Proj.) 1.38%, LOC U.S. Bank NA, Cincinnati, VRDN (b)	6,500	6,500
Missouri Higher Ed. Ln. Auth. Student Ln. Rev. Series 1991 B, 1.55% (MBIA Insured) (BPA State Street Bank & Trust Co., Boston), VRDN (b)(e)	15,500	15,500
Missouri Hsg. Dev. Commission Single Family Mtg. Rev.:
Bonds Series BA 02 K, 1.65%, tender 3/6/03 (Liquidity Facility Bank of America NA) (b)(e)(g)(h)	11,475	11,475
Series FRRI A64, 1.55% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)(g)	2,540	2,540
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Missouri - continued
Missouri Hsg. Dev. Commission Single Family Mtg. Rev.: - continued
Participating VRDN:
Series Merlots 01 A28, 1.52% (Liquidity Facility Wachovia Bank NA) (b)(e)(g)	$ 7,450	$ 7,450
Series PA 157, 1.48% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	4,480	4,480
Series PT 595, 1.48% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)(g)	5,825	5,825
Series Putters 224, 1.49% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(g)	6,655	6,655
Missouri Hsg. Dev. Commonwealth Rev. Participating VRDN Series RF 00 19, 1.56% (Liquidity Facility Bank of New York NA) (b)(e)(g)	4,175	4,175
Saint Louis Indl. Dev. Auth. Elderly Hsg. Rev.:
(Homer G. Phillips Historic Restoration Proj.) Series 2001 A, 2%, LOC U.S. Bank NA, Cincinnati, VRDN (b)(e)	3,050	3,050
Homer G. Phillips Historic Restoration Proj.) Series B, 2%, LOC U.S. Bank NA, Cincinnati, VRDN (b)(e)	12,400	12,400
		145,985
Montana - 0.6%
Montana Board Invt. Resource Recovery Rev. Bonds (Colstrip Proj.) 1.75%, tender 3/1/03, LOC Dexia Cr. Local de France (b)(e)	54,145	54,145
Montana Board of Hsg. Participating VRDN:
Series BA 00 I, 1.51% (Liquidity Facility Bank of America NA) (b)(e)(g)	9,740	9,740
Series Merlots 02 A19, 1.52% (Liquidity Facility Wachovia Bank NA) (b)(g)	3,300	3,300
		67,185
Nebraska - 1.5%
Nebhelp, Inc. Rev. Series C, 1.5% (MBIA Insured), VRDN (b)(e)	15,300	15,300
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Participating VRDN:
Series 2000 H, 1.51% (Liquidity Facility Bank of America NA) (b)(e)(g)	4,860	4,860
Series BA 98 J, 1.51% (Liquidity Facility Bank of America NA) (b)(e)(g)	14,995	14,995
Series FRRI 02 L1, 1.55% (Liquidity Facility Lehman Brothers, Inc.) (b)(e)(g)	5,500	5,500
Series FRRI L31, 1.55% (Liquidity Facility Lehman Brothers, Inc.) (b)(e)(g)	7,325	7,325
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nebraska - continued
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.: - continued
Participating VRDN:
Series Merlots 00 O, 1.52% (Liquidity Facility Wachovia Bank NA) (b)(e)(g)	$ 3,520	$ 3,520
Series Merlots 00 UU, 1.52% (Liquidity Facility Wachovia Bank NA) (b)(e)(g)	14,340	14,340
Series 2000 F, 1.5% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	21,885	21,885
Series 2000 G, 1.5% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	7,615	7,615
Series 2001 E, 1.5% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	10,000	10,000
Series 2002 B, 1.5% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	26,700	26,700
Series 2002 F, 1.5% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	19,200	19,200
Nebraska Invt. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series FRRI A3, 1.55% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)(g)	3,280	3,280
Nebraska Pub. Pwr. District Rev. Series A, 1.4% 9/20/02, CP	10,500	10,500
Washington County Indl. Dev. Rev. (Cargill Dow Polymers LLC Proj.) 2%, LOC Wachovia Bank NA, VRDN (b)(e)	13,700	13,700
		178,720
Nevada - 0.5%
Clark County School District Participating VRDN Series FRRI 02 D, 1.485% (Liquidity Facility Bank of New York NA) (b)(g)	5,910	5,910
Director of State Dept. Bus. & Ind. Indl. Dev. Rev. (Valley Joist, Inc. Proj.) Series A, 1.55%, LOC Amsouth Bank NA, Birmingham, VRDN (b)(e)	8,060	8,060
Director of State Dept. Bus. & Ind. Solid Waste Disp. Rev. (Republic Svcs., Inc. Proj.) 1.5%, LOC Bank of America NA, VRDN (b)(e)	12,500	12,500
Nevada Gen. Oblig. Participating VRDN Series SGB 31, 1.45% (Liquidity Facility Societe Generale) (b)(g)	23,100	23,100
Nevada Hsg. Division:
Bonds Series Merlots 00 A6, 1.8%, tender 2/26/03 (Liquidity Facility Wachovia Bank NA) (b)(e)(g)(h)	5,805	5,805
(Horizon Apt. Hsg. Proj.) Series 2000 A, 1.45%, LOC Fannie Mae, VRDN (b)(e)	5,510	5,510
		60,885
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New Hampshire - 1.7%
Manchester Arpt. Rev.:
Series C, 1.45% (FSA Insured), VRDN (b)	$ 10,000	$ 10,000
1.5% (FGIC Insured), VRDN (b)	37,340	37,340
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A:
1.5% tender 9/11/02, CP mode (e)	36,900	36,900
1.75% tender 9/24/02, CP mode (e)	4,000	4,000
Series 1990 B, 1.65% tender 9/24/02, CP mode	43,100	43,100
New Hampshire Bus. Fin. Auth. Rev. (Luminescent Sys., Inc. Proj.) Series 1998, 1.45%, LOC HSBC Bank USA, VRDN (b)(e)	4,250	4,250
New Hampshire Bus. Fin. Auth. Solid Waste Disp. Rev. (Lonza Biologies, Inc. Proj.) 1.465%, LOC Deutsche Bank AG, VRDN (b)(e)	17,000	17,000
New Hampshire Health & Edl. Facilities Auth. Rev. (Exeter Hosp. Group Proj.) Series 2001 B, 1.5%, LOC Fleet Nat'l. Bank, VRDN (b)	7,500	7,500
New Hampshire Hsg. Fin. Auth. Single Family Rev. Participating VRDN:
Series BA 01 B, 1.51% (Liquidity Facility Bank of America NA) (b)(e)(g)	10,665	10,665
Series Merlots 00 A29, 1.52% (Liquidity Facility Wachovia Bank NA) (b)(e)(g)	10,625	10,625
Series Merlots 00 B13, 1.52% (Liquidity Facility Wachovia Bank NA) (b)(e)(g)	3,995	3,995
Series Merlots 01 A51, 1.52% (Liquidity Facility Wachovia Bank NA) (b)(e)(g)	5,425	5,425
Series Merlots 97 F, 1.52% (Liquidity Facility Wachovia Bank NA) (b)(e)(g)	7,295	7,295
Series PA 351, 1.48% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	3,295	3,295
Series PT 348, 1.48% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)(g)	2,620	2,620
		204,010
New Jersey - 0.4%
New Jersey Gen. Oblig. TRAN 3% 6/12/03	51,000	51,590
New Mexico - 0.4%
Dona Ana County Indl. Dev. Rev. (Karr Tool & Manufacturing Proj.) Series 1996, 1.55%, LOC U.S. Bank NA, Cincinnati, VRDN (b)(e)	2,655	2,655
New Mexico Mtg. Fin. Auth.:
Bonds Series Merlots 01 A37, 1.8%, tender 2/26/03 (Liquidity Facility Wachovia Bank NA) (b)(e)(g)(h)	11,675	11,675
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New Mexico - continued
New Mexico Mtg. Fin. Auth.: - continued
Participating VRDN:
Series Merlots 00 A9, 1.52% (Liquidity Facility Wachovia Bank NA) (b)(e)(g)	$ 3,275	$ 3,275
Series PA 118, 1.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	2,215	2,215
Series PT 225, 1.48% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	8,930	8,930
Series PT 646, 1.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	14,765	14,765
		43,515
New York - 0.5%
Bank of New York Muni. Ctfs. trust various states Participating VRDN:
Series BNY 02 2, 1.65% (Liquidity Facility Bank of New York NA) (b)(g)	12,600	12,600
Series BNY 02 3, 1.6% (Liquidity Facility Bank of New York NA) (b)(g)	1,500	1,500
Energy Northwest Elec. Rev. Participating VRDN Series MSTC 02 188, 1.46% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(g)	10,995	10,995
New York City Transitional Fin. Auth. Rev. Participating VRDN Series FRRI 01 N11, 1.5% (Liquidity Facility Bank of New York NA) (b)(g)	10,000	10,000
New York State Mtg. Agcy. Rev. Participating VRDN Series Merlots 97 J, 1.42% (Liquidity Facility Wachovia Bank NA) (b)(e)(g)	11,845	11,845
Rochester Gen. Oblig. BAN Series III, 3.25% 10/24/02	13,215	13,237
		60,177
Non State Specific - 0.2%
Stephens Equity Trust II Participating VRDN Series 1996, 1.56% (Liquidity Facility HSBC Bank USA) (b)(g)	19,081	19,081
North Carolina - 1.3%
Buncombe County Indl. Facilities & Poll. Cont. Fin. Auth. Rev. (Gold Star Coating Proj.) Series 1997, 1.55%, LOC Comerica Bank, Detroit, VRDN (b)(e)	3,855	3,855
Catawba County Indl. Facilities & Poll. Cont. Fin. Auth. Rev. (Kroehler Furniture Proj.) Series 1998, 1.65%, LOC Nat'l. City Bank, VRDN (b)(e)	3,655	3,655
Charlotte Arpt. Rev. Participating VRDN Series ROC II 99 R9, 1.48% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(e)(g)	3,000	3,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
North Carolina - continued
Columbus County Indl. Facilities & Poll. Cont. Rev.:
(Conflandey, Inc. Proj.) 1.55%, LOC BNP Paribas SA, VRDN (b)(e)	$ 4,400	$ 4,400
(Interkordsa, Inc. Proj.) Series 2000, 1.5%, LOC Citibank NA, New York, VRDN (b)(e)	8,250	8,250
Concord Multi-family Hsg. Rev. (Concord Chase Apts. Proj.) 1.5%, LOC Suntrust Bank, VRDN (b)(e)	5,740	5,740
Durham County Gen. Oblig. Participating VRDN Series MS 01 643, 1.43% (Liquidity Facility Morgan Stanley) (b)(g)	11,395	11,395
Henderson County Indl. Facilities & Poll. Cont. Fin. Auth. Rev. (American Coating Technologies Proj.) 1.5%, LOC Nat'l. City Bank Michigan, Illinois, VRDN (b)(e)	5,050	5,050
Mecklenburg County Indl. Facilities & Poll. Cont. Fin. Auth. Rev. (Stefano Foods, Inc. Proj.) Series 1996, 1.5%, LOC Bank of America NA, VRDN (b)(e)	2,100	2,100
North Carolina Agric. Fin. Auth. Agric. Dev. Rev. (J.W. Jones Lumber Co. Proj.) Series 2000, 1.45%, LOC Wachovia Bank NA, VRDN (b)(e)	5,200	5,200
North Carolina Hsg. Fin. Agcy. Participating VRDN Series FRRI 02 L7, 1.6% (Liquidity Facility Lehman Brothers, Inc.) (b)(g)	6,725	6,725
North Carolina Hsg. Fin. Agcy. Rev. Participating VRDN Series MSTC 97 5, 1.49% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(e)(g)	2,530	2,530
Rockingham County Indl. Facilities & Poll. Cont. Fing. Auth. Rev.:
(New Generation Corp. Proj.) Series 1999, 1.45%, LOC Wachovia Bank NA, VRDN (b)(e)	8,500	8,500
(Pine Brick Co., Inc. Proj.) Series 2000, 1.45%, LOC Wachovia Bank NA, VRDN (b)(e)	8,200	8,200
Sampson County Indl. Facilities & Poll. Cont. Fing. Auth. Envir. Facilities Rev. (Sampson County Disp., Inc. Proj.) 1.45%, LOC Wachovia Bank NA, VRDN (b)(e)	30,855	30,855
Surry County Indl. Facilities & Poll. Cont. Rev. (Intex Corp. Proj.) 1.5%, LOC Bank of America NA, VRDN (b)(e)	1,100	1,100
Union County Indl. Facilities & Poll. Cont. Fing. Auth. Indl. Dev. Rev. (Greiner Vacuette NA Proj.) 1.45%, LOC Wachovia Bank NA, VRDN (b)(e)	9,500	9,500
Union County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Rock-Tennessee Converting Corp. Proj.) 1.5%, LOC Suntrust Bank, VRDN (b)(e)	5,350	5,350
Wake County Hsg. Auth. Multi-family Rev.:
(Grove at Cary Park Apt. Proj.) Series 2001 A, 1.5%, LOC Suntrust Bank, VRDN (b)(e)	6,840	6,840
(Lakeview Pemberly Apt. Proj.) 1.5%, LOC Suntrust Bank, VRDN (b)(e)	11,000	11,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
North Carolina - continued
Wake County Indl. Facilities & Poll. Cont. Fin. Agcy. Indl. Dev. Rev. (Carolina Indl. LLC Proj.) Series 1997, 1.5%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)(e)	$ 2,325	$ 2,325
Wilmington Hsg. Auth. Multi-family Rev. (Garden Lake Estates Proj.) Series 1999, 1.5%, LOC Suntrust Bank, VRDN (b)(e)	6,000	6,000
		151,570
North Dakota - 0.1%
Mercer County Poll. Cont. Rev. (United Pwr. Assoc. Proj.) Series 1994 C, 1.6% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	10,150	10,150
North Dakota Hsg. Fin. Agcy. Rev. Participating VRDN Series 2000, 1.48% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	5,320	5,320
		15,470
Ohio - 2.0%
Clark County Multi-family Rev. (The Ohio Masonic Home Proj.) Series 1999, 1.51% (AMBAC Insured), VRDN (b)	14,095	14,095
Cuyahoga County Health Care Facilities Rev. (Althenheim Proj.) 1.51%, LOC U.S. Bank NA, Cincinnati, VRDN (b)	8,300	8,300
Cuyahoga County Hosp. Rev. (Cleveland Clinic Foundation Prog.):
Series 1997 C, 1.45% (Liquidity Facility Bank of America NA), VRDN (b)	11,650	11,650
Series 1997 D, 1.8% (Liquidity Facility Bank of America NA), VRDN (b)	6,900	6,900
Series 1998 A, 1.45% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	19,400	19,400
Delaware County Health Care Facilities (Willow Brook Christian Cmnty. Proj.) Series 1999, 1.51%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)	6,400	6,400
Hamilton County Swr. Sys. Rev. Bonds 3% 12/1/02 (MBIA Insured)	4,790	4,801
Ohio Hsg. Fin. Agcy. Mtg. Rev. Participating VRDN:
Series BA 00 F, 1.51% (Liquidity Facility Bank of America NA) (b)(e)(g)	18,560	18,560
Series BA 00 Q, 1.51% (Liquidity Facility Bank of America NA) (b)(e)(g)	7,125	7,125
Series BA 98 B, 1.51% (Liquidity Facility Bank of America NA) (b)(e)(g)	20,300	20,300
Series BA 98 Q, 1.51% (Liquidity Facility Bank of America NA) (b)(e)(g)	20,395	20,395
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Ohio - continued
Ohio Hsg. Fin. Agcy. Mtg. Rev. Participating VRDN: - continued
Series BA 99 Q, 1.51% (Liquidity Facility Bank of America NA) (b)(e)(g)	$ 17,925	$ 17,925
Series Merlots 00 A1, 1.47% (Liquidity Facility Wachovia Bank NA) (b)(e)(g)	5,500	5,500
Series PA 806, 1.48% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	570	570
Series PT 241, 1.48% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)(g)	13,520	13,520
Series PT 282, 1.48% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)(g)	9,020	9,020
Series PT 567, 1.48% (Liquidity Facility Banco Santander Central Hispano SA) (b)(e)(g)	3,100	3,100
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Club at Spring Valley Apts. Proj.) Series 1996 A, 1.45%, LOC Key Bank NA, VRDN (b)(e)	5,000	5,000
(Pedcor Invt. Willowlake Apts. Proj.) Series A, 1.54%, LOC Bank One NA, VRDN (b)(e)	2,400	2,400
Ohio Hsg. Fin. Agcy. Rev. Participating VRDN Series ROC II R187, 1.48% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(g)	18,395	18,395
Ohio Solid Waste Rev. (Republic Svcs., Inc. Proj.) Series 2001, 1.53%, LOC Bank One Corp., VRDN (b)(e)	2,100	2,100
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 1.5%, LOC Fleet Bank NA, VRDN (b)(e)	8,100	8,100
Ohio Wtr. Dev. Auth. Solid Waste Disp. Rev. (American Steel & Wire Corp. Proj.) 1.55%, LOC Bank of America NA, VRDN (b)(e)	2,400	2,400
Richland County Indl. Dev. Rev. (Sabin Robbins Paper Co. Proj.) Series 1997, 1.45%, LOC Fifth Third Bank, Cincinnati, VRDN (b)(e)	900	900
Stark County Indl. Dev. Rev.:
(H-P Products, Inc. Proj.) 1.65%, LOC Key Bank NA, VRDN (b)(e)	2,200	2,200
(Kidd Dev. Proj.) 1.7%, LOC Bank One NA, VRDN (b)(e)	1,500	1,500
Univ. Akron Gen. Receipts BAN Series A, 2.5% 6/26/03	8,000	8,051
		238,607
Oklahoma - 1.1%
Comanche County Indl. Dev. Auth. Rev. (Silver Line Plastics Corp. Proj.) Series 2000, 1.45%, LOC Wachovia Bank NA, VRDN (b)(e)	8,900	8,900
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Oklahoma - continued
Guymon Util. Auth. Rev. (Seaboard Proj.) Series 1995, 1.5%, LOC Suntrust Bank, VRDN (b)(e)	$ 3,300	$ 3,300
Oklahoma Dev. Fin. Auth. Rev.:
(Conoco, Inc. Proj.) 1.5%, LOC JPMorgan Chase Bank, VRDN (b)(e)	20,000	20,000
(Shawnee Fdg. LP Proj.) Series 1996, 1.5%, LOC Bank of Nova Scotia, VRDN (b)(e)	4,000	4,000
Oklahoma Hsg. Fin. Agcy. Rev. Participating VRDN Series RF 00 5, 1.61% (Liquidity Facility Bank of New York NA) (b)(e)(g)	6,035	6,035
Oklahoma Hsg. Fin. Agcy. Single Family Mtg. Rev.:
Bonds (Homeownership Ln. Prog.) 1.46%, tender 1/31/03 (b)(e)	6,481	6,481
Participating VRDN:
Series LB 99 A5, 1.55% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)(g)	3,800	3,800
Series PT 104, 1.52% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)(g)	960	960
Series PT 167, 1.48% (Liquidity Facility BNP Paribas SA) (b)(e)(g)	3,745	3,745
Series PT 305, 1.48% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)(g)	5,480	5,480
Oklahoma Student Ln. Auth. Rev. Series 2002 A1, 1.45% (MBIA Insured), VRDN (b)(e)	18,500	18,500
Tulsa County Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series MS 01 582, 1.51% (Liquidity Facility Morgan Stanley) (b)(e)(g)	27,395	27,395
Tulsa Indl. Auth. Indl. Dev. Rev. (Southwest United Ind., Inc./Southwest Aeroservices Proj.) Series 1998, 1.55%, LOC Bank of America NA, VRDN (b)(e)	3,400	3,400
Tulsa Int'l. Arpt. Gen. Rev. Participating VRDN:
Series BA 97 B1, 1.56% (Liquidity Facility Bank of America NA) (b)(e)(g)	10,005	10,005
Series BA 97 B2, 1.51% (Liquidity Facility Bank of America NA) (b)(g)	7,000	7,000
		129,001
Oregon - 0.4%
Oregon Econ. Dev. Rev. (Behlen Manufacturing Co. Proj.) Series 172, 1.55%, LOC Lasalle Bank NA, VRDN (b)(e)	3,600	3,600
Oregon Health Hsg. Edl. & Cultural Facilities Auth. (Hillside Manor Proj.) Series 2000 A, 1.51%, LOC Bank One, Arizona NA, VRDN (b)	12,350	12,350
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Oregon - continued
Oregon Hsg. & Cmnty. Svcs. Dept. Mtg. Rev.:
Bonds:
Series 2001 U, 2.12% 11/14/02 (e)	$ 8,670	$ 8,670
Series 2002 D, 1.72% 2/6/03 (e)	2,740	2,740
Participating VRDN Series Merlots 01 B5, 1.52% (Liquidity Facility Wachovia Bank NA) (b)(e)(g)	10,095	10,095
Port of Portland Arpt. Rev. Participating VRDN Series PA 574, 1.53% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	5,135	5,135
		42,590
Pennsylvania - 2.6%
Allegheny County Arpt. Rev. Participating VRDN Series PA 567, 1.53% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	10,905	10,905
Allegheny County Hosp. Dev. Auth. Participating VRDN Series PA 748, 1.44% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	3,600	3,600
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Participating VRDN:
Series EGL 95 3503, 1.45% (Liquidity Facility Citibank NA, New York) (b)(g)	15,600	15,600
Series EGL 95 3504, 1.45% (Liquidity Facility Citibank NA, New York) (b)(g)	19,800	19,800
Berks County Indl. Dev. Auth. Indl. Dev. Rev. Bonds (American Wtr. Corp. Proj.) Series 1996, 2.15% tender 9/9/02, CP mode (e)	13,800	13,800
Berks County Indl. Dev. Auth. Rev. (Giorgi Mushroom Co. Proj.) Series C, 1.45%, LOC Wachovia Bank NA, VRDN (b)(e)	5,400	5,400
Crawford County Indl. Dev. Auth. Rev. (Clear Lake Lumber, Inc. Proj.) Series 1997, 1.5%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	4,975	4,975
Lancaster County Hosp. Auth. Rev. (Health Ctr. Willow Valley Proj.) Series B, 1.5% (MBIA Insured) (BPA PNC Bank NA, Pittsburgh), VRDN (b)	7,180	7,180
Lehigh County Indl. Dev. Auth. Rev. (Mancor Industries, Inc. Proj.) 1.5%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	4,500	4,500
Lycoming County Indl. Dev. Auth. (Coastal Aluminum Rolling Mills Proj.) Series 1995, 1.45%, LOC Wachovia Bank NA, VRDN (b)(e)	1,095	1,095
Montgomery Higher Ed. & Health Auth. Hosp. Rev. Participating VRDN Series MSTC 98 31 Class A, 1.49% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(g)	11,925	11,925
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Pennsylvania - continued
Northampton County Indl. Dev. Auth. Rev.:
Bonds (American Wtr. Corp. Proj.):
Series 1988, 2% tender 9/6/02, CP mode (e)	$ 6,000	$ 6,000
Series 1991, 2.15% tender 9/9/02, CP mode (e)	4,450	4,450
1.8% tender 10/8/02, CP mode (e)	8,865	8,865
(Binney & Smith, Inc. Proj.) Series 1997 A, 1.45%, LOC Bank One NA, Chicago, VRDN (b)(e)	1,900	1,900
Northeastern Pennsylvania Hosp. & Edl. Auth. Health Care Rev. (Wyoming Valley Health Care Proj.) Series 1994 A, 1.55% (AMBAC Insured), VRDN (b)	26,600	26,600
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Reliant Energy Seward Proj.):
Series 2002 A, 1.45%, LOC Westdeutsche Landesbank Girozentrale, VRDN (b)(e)	9,000	9,000
Series A, 1.45%, LOC Westdeutsche Landesbank Girozentrale, VRDN (b)(e)	21,500	21,500
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
(Alpha Carb Enterprises Proj.) Series 1995 D1, 1.5%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	400	400
(BPS Dev. Proj.) Series 1989 D3, 1.5%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	100	100
(Giffen, Schlaegle & Pirilla Group Proj.) Series 1992 A3, 1.5%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	300	300
Series 1994 B3, 1.5%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	1,100	1,100
Series 1995 D10, 1.5%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	600	600
Series 1996 D5, 1.5%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	2,300	2,300
Series 1997 B1, 1.5%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	1,300	1,300
Series 1997 B4, 1.5%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	1,300	1,300
Series 1997 B6, 1.5%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	700	700
Series 1997 B7, 1.5%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	200	200
Series 1997 B8, 1.5%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	900	900
Series 1997 B9, 1.5%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	900	900
Pennsylvania Gen. Oblig. Bonds Second Series, 0% 6/15/03	3,770	3,723
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Pennsylvania - continued
Pennsylvania Higher Ed. Assistance Agcy. Student Ln. Rev.:
Series 1997 A, 1.4% (AMBAC Insured), LOC Mellon Bank NA, Pittsburgh, VRDN (b)(e)	$ 11,000	$ 11,000
Series 2000 A, 1.4% (AMBAC Insured), VRDN (b)(e)	21,800	21,800
Series A, 1.4% (AMBAC Insured), VRDN (b)(e)	20,000	20,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds (Wilkes Univ. Proj.) Series 1997 B8, 2.15%, tender 11/1/02, LOC PNC Bank NA, Pittsburgh (b)	2,800	2,800
Philadelphia Arpt. Rev. Participating VRDN Series SG 118, 1.53% (Liquidity Facility Societe Generale) (b)(e)(g)	9,715	9,715
Philadelphia Auth. for Indl. Dev. Arpt. Rev. Participating VRDN Series PA 882, 1.53% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	3,795	3,795
Philadelphia Auth. for Indl. Dev. Revs.:
(30th Street Station Proj.) 1.45% (MBIA Insured), VRDN (b)(e)	18,600	18,600
(Fox Chase Cancer Ctr. Proj.) Series 1997, 1.8%, LOC JPMorgan Chase Bank, VRDN (b)	8,900	8,900
Philadelphia Hosp. & Higher Ed. Facilities Auth. Health Sys. Rev. (Children's Hosp. Proj.) Series 2002 C, 1.8% (MBIA Insured), VRDN (b)	18,500	18,500
		306,028
Rhode Island - 0.3%
Rhode Island & Providence Plantations Bonds (Cap. Dev. Ln. Prog.) Series A, 4% 12/1/02 (FSA Insured)	5,905	5,934
Rhode Island Gen. Oblig. Participating VRDN Series MS 00 248, 1.46% (Liquidity Facility Morgan Stanley) (b)(g)	5,463	5,463
Rhode Island Hsg. & Mtg. Fin. Corp. Participating VRDN:
Series Merlots 01 A80, 1.52% (Liquidity Facility Wachovia Bank NA) (b)(e)(g)	5,080	5,080
Series Merlots 02 A6, 1.52% (Liquidity Facility Wachovia Bank NA) (b)(e)(g)	5,175	5,175
Series Putters 156, 1.49% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(g)	5,200	5,200
Rhode Island Indl. Facilities Corp. Indl. Dev. Rev.:
(Calise & Sons Bakery Proj.) Series 1999, 1.55%, LOC Fleet Nat'l. Bank, VRDN (b)(e)	7,885	7,885
(NFA Corp. Proj.) 1.6%, LOC Fleet Bank NA, VRDN (b)(e)	2,400	2,400
		37,137
South Carolina - 1.8%
Berkeley County Exempt Facility Indl. Rev. (Amoco Chemical Co. Proj.) 2%, VRDN (b)(e)	7,600	7,600
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
South Carolina - continued
Berkeley County Poll. Cont. Facilities Rev. (Alumax, Inc. Proj.) 1.46% (Alcoa, Inc. Guaranteed), VRDN (b)	$ 6,100	$ 6,100
Dorchester County Indl. Dev. Rev. (SYN Strand, Inc. Proj.) Series 1994, 1.45%, LOC Wachovia Bank NA, VRDN (b)(e)	6,650	6,650
Greer Combined Util. Sys. Rev. Participating VRDN Series Merlots 02 A30, 1.47% (Liquidity Facility Wachovia Bank NA) (b)(g)	3,765	3,765
Orangeburg County Solid Waste Disp. Facilities Rev. Participating VRDN Series Merlots 97 B, 1.52% (Liquidity Facility Wachovia Bank NA) (b)(e)(g)	8,825	8,825
South Carolina Gen. Oblig. BAN 2.5% 11/1/02	8,400	8,409
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Participating VRDN:
Series BA 01 L, 1.51% (Liquidity Facility Bank of America NA) (b)(e)(g)	3,335	3,335
Series PT 270, 1.52% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)(g)	4,045	4,045
Series PT 326, 1.48% (Liquidity Facility BNP Paribas SA) (b)(e)(g)	39,030	39,030
Series ROC II R169, 1.48% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(e)(g)	4,995	4,995
South Carolina Hsg. Fin. & Dev. Auth. Multi-family Rev.:
(Cedarwoods Apts. Proj.) 1.5%, LOC Suntrust Bank, VRDN (b)(e)	3,000	3,000
(City Heights Apt. Proj.) Series 2000 A1, 1.5%, LOC Suntrust Bank, VRDN (b)(e)	5,620	5,620
(Spartanburg Terrace Apt. Proj.) Series 2000 C1, 1.5%, LOC Suntrust Bank, VRDN (b)(e)	1,960	1,960
South Carolina Jobs Econ. Dev. Auth. Econ. Dev. Rev.:
(Alfmeier Corp. Proj.) 1.5%, LOC Bayerische Landesbank Girozentrale, VRDN (b)(e)	2,800	2,800
(Carolina Ceramics LLC Proj.) 1.45%, LOC Wachovia Bank NA, VRDN (b)(e)	5,000	5,000
(Carolinas Recycling Group Proj.) Series 2001, 1.45%, LOC Wachovia Bank NA, VRDN (b)(e)	5,300	5,300
(Chambers Richland Co. Landfill Proj.) Series 1997, 1.5%, LOC Suntrust Bank, VRDN (b)(e)	9,000	9,000
(Keys Printing Co. Proj.) 1.5%, LOC Wachovia Bank NA, VRDN (b)(e)	2,600	2,600
(Mohawk Ind., Inc. Proj.):
Series 1997 A, 1.54%, LOC Wachovia Bank NA, VRDN (b)(e)	1,100	1,100
Series 1997 B, 1.54%, LOC Wachovia Bank NA, VRDN (b)(e)	1,800	1,800
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
South Carolina - continued
South Carolina Jobs Econ. Dev. Auth. Econ. Dev. Rev.: - continued
(Mohawk Ind., Inc. Proj.):
Series C, 1.54%, LOC Wachovia Bank NA, VRDN (b)(e)	$ 3,900	$ 3,900
(Paxar Corp. Proj.) Series 1996, 1.45%, LOC Wachovia Bank NA, VRDN (b)(e)	3,800	3,800
(Ring Missouri LP Proj.) Series 1999, 1.5%, LOC Suntrust Bank, VRDN (b)(e)	5,900	5,900
(TMC, Inc. Proj.) 1.56%, LOC Southtrust Bank NA, VRDN (b)(e)	5,540	5,540
(Turnils North America Proj.) Series 1999, 1.5%, LOC Suntrust Bank, VRDN (b)(e)	4,700	4,700
South Carolina Jobs Econ. Dev. Auth. Indl. Dev. Rev. (Wellman, Inc. Proj.) 1.45%, LOC Wachovia Bank NA, VRDN (b)(e)	7,500	7,500
South Carolina Ports Auth. Ports Rev.:
Participating VRDN Series FRRI A22, 1.55% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)(g)	3,510	3,510
Series 1998 B, 1.5% (FSA Insured), VRDN (b)(e)	7,500	7,500
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series Merlots 00 L, 1.47% (Liquidity Facility Wachovia Bank NA) (b)(g)	6,500	6,500
Series Putters 252, 1.46% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	19,995	19,995
Series Putters 277, 1.46% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	5,285	5,285
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 1.45% tender 11/14/02, CP mode	8,250	8,250
		213,314
South Dakota - 0.2%
South Dakota Hsg. Dev. Auth.:
Participating VRDN:
Series PT 572, 1.48% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	9,985	9,985
Series PT 641, 1.48% (Liquidity Facility Danske Bank AS) (b)(e)(g)	7,760	7,760
(Harmony Heights Proj.) Series 2001, 1.5% (Liquidity Facility Fannie Mae), VRDN (b)(e)	6,500	6,500
		24,245
Tennessee - 2.7%
Chattanooga Indl. Dev. Board Indl. Rev.:
(Burner Systems Int'l., Inc. Proj.) 1.5%, LOC Bank of America NA, VRDN (b)(e)	4,500	4,500
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Tennessee - continued
Chattanooga Indl. Dev. Board Indl. Rev.: - continued
(Chattanooga Bakery, Inc. Proj.) 1.5%, LOC Suntrust Bank, VRDN (b)(e)	$ 2,000	$ 2,000
Cumberland County Indl. Dev. Board Indl. Dev. Rev. (Delbar Products, Inc. Proj.) 1.5%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	1,750	1,750
Fayetteville & Lincoln County Indl. Dev. Rev. (V.A.W. of America, Inc. Proj.) Series 1997, 1.55%, LOC Bank of America NA, VRDN (b)(e)	4,000	4,000
Huntingdon Indl. Dev. Board Rev. (Behlen Manufacturing Co. Proj.) Series 2000, 1.55%, LOC Lasalle Bank NA, VRDN (b)(e)	8,000	8,000
Jackson Indl. Dev. Board Solid Waste Disp. Rev. (Florida Steel Corp. Proj.) Series 1995, 1.5%, LOC Bank of America NA, VRDN (b)(e)	8,000	8,000
Johnson City Health & Edl. Hosp. Rev. Participating VRDN Series FRRI 00 A2, 1.5% (Liquidity Facility Bank of New York NA) (b)(g)	13,100	13,100
Knox County Health Edl. & Hsg. Facilities Board Rev. (Baptist Hosp. Sys. Proj.) 1.5%, LOC Bank of New York NA, VRDN (b)	6,000	6,000
Knoxville Util. Board Rev.:
(Elec. Sys. Proj.) Series 2000, 1.8% (FSA Insured), VRDN (b)	11,820	11,820
(Wtr. Sys. Proj.) Series 2000, 1.8% (FSA Insured), VRDN (b)	11,975	11,975
Loudon County Indl. Exempt Facilites Rev. (Kimberly-Clark Corp. Proj.) 1.4%, VRDN (b)(e)	11,600	11,600
Maury County Indl. Dev. Board Swr. Disp. Facility Rev. (Saturn Corp. Proj.) Series 1987, 1.95%, VRDN (b)(e)	7,000	7,000
McMinn County Indl. Dev. Board Indl. Rev. (Southern Ionics, Inc. Proj.) 1.55%, LOC Southtrust Bank NA, VRDN (b)(e)	1,080	1,080
McMinn County Indl. Dev. Board Solid Waste Disp. Facilities Rev. (Bowater, Inc. Proj.) Series 1999, 1.45%, LOC Wachovia Bank NA, VRDN (b)(e)	20,000	20,000
Memphis Gen. Oblig. Participating VRDN Series SGB 23, 1.45% (Liquidity Facility Societe Generale) (b)(g)	3,700	3,700
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Participating VRDN Series Merlots 00 C, 1.52% (Liquidity Facility Wachovia Bank NA) (b)(e)(g)	16,800	16,800
Metro. Govt. Nashville & Davidson County Health & Ed. Facilities Board Rev. Bonds (Ascension Health Cr. Group Proj.) Series B2, 2%, tender 1/3/03 (b)	41,700	41,700
Morristown Indl. Dev. Board Indl. Dev. Rev. (BOS Automotive Prod. Proj.) 1.55%, LOC Landesbank Baden-Wuerttemberg, VRDN (b)(e)	5,000	5,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Tennessee - continued
Savannah Indl. Dev. Corp. Indl. Dev. Rev. (Shiloh Foods Proj.) 1.5%, LOC Bank of America NA, VRDN (b)(e)	$ 4,500	$ 4,500
Selmer McNairy County Indl. Dev. Board Rev. (United Stainless Proj.) 1.5%, LOC Lasalle Bank NA, VRDN (b)(e)	5,000	5,000
Sevier County Pub. Bldg. Auth. Rev.:
Series 2001 III A, 1.9% (AMBAC Insured), VRDN (b)(e)	11,000	11,000
Series II D1, 1.5% (AMBAC Insured), VRDN (b)(e)	18,015	18,015
Shelby County Gen. Oblig.:
Participating VRDN:
Series EGL 00 4201, 1.45% (Liquidity Facility Citibank NA, New York) (b)(g)	16,045	16,045
Series EGL 01 4202, 1.45% (Liquidity Facility Citibank NA, New York) (b)(g)	15,550	15,550
Series 2000 X:
1.4% 9/9/02, CP	15,800	15,800
1.4% 10/1/02, CP	2,000	2,000
South Pittsburg Indl. Dev. Board Rev. (Lodge Manufacturing Proj.) 1.5%, LOC Suntrust Bank, VRDN (b)(e)	2,400	2,400
Tennessee Gen. Oblig.:
Bonds Series 2002 A, 3% 2/1/03	7,530	7,571
Series A, 1.7% 9/12/02, CP	11,500	11,500
Tennessee Hsg. Dev. Agcy.:
Bonds Series FRRI 02 L13, 1.5%, tender 9/4/02 (Liquidity Facility Lehman Brothers, Inc.) (b)(e)(g)(h)	8,375	8,375
Participating VRDN:
Series BA 01 H, 1.49% (Liquidity Facility Bank of America NA) (b)(e)(g)	6,560	6,560
Series PT 25, 1.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	535	535
Trenton Indl. Dev. Rev. (Dyersburg Fabrics, Inc. Proj.) Series 1990, 1.5%, LOC Wachovia Bank NA, VRDN (b)(e)	6,205	6,205
White County Indl. Dev. Board Indl. Dev. Rev. (Genlyte Thomas Group LLC Proj.) Series 2001, 1.5%, LOC Bank of America NA, VRDN (b)(e)	5,000	5,000
Williamson County Indl. Dev. Board Rev. (Telco, Inc. Proj.) Series 1996, 1.55%, LOC Bank of America NA, VRDN (b)(e)	2,900	2,900
		316,981
Texas - 13.1%
Austin Arpt. Sys. Rev. Participating VRDN Series Merlots 00 J, 1.52% (Liquidity Facility Wachovia Bank NA) (b)(e)(g)	21,805	21,805
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Austin Elec. Util. Sys. Rev. Participating VRDN Series EGL 01 4302, 1.45% (Liquidity Facility Citibank NA, New York) (b)(g)	$ 9,300	$ 9,300
Austin Gen. Oblig.:
Participating VRDN Series Merlots 00 A26, 1.47% (Liquidity Facility Wachovia Bank NA) (b)(g)	9,230	9,230
Variable Rate TRAN 1.6% 4/1/03 (b)	4,800	4,800
Austin Wtr. & Wastewtr. Sys. Rev. Participating VRDN:
Series EGL 00 4303, 1.45% (Liquidity Facility Citibank NA, New York) (b)(g)	10,195	10,195
Series Merlots 00 LLL, 1.47% (Liquidity Facility Wachovia Bank NA) (b)(g)	7,170	7,170
Series Merlots 01 A63, 1.47% (Liquidity Facility Wachovia Bank NA) (b)(g)	6,415	6,415
Series Merlots 02 A1, 1.47% (Liquidity Facility Wachovia Bank NA) (b)(g)	2,095	2,095
Bastrop Independent School District Participating VRDN Series MSCO 01 649, 1.46% (Liquidity Facility Morgan Stanley) (b)(g)	3,315	3,315
Bell County Health Facilities Dev. Corp. Rev. (Scott & White Memorial Hosp. Proj.) Series 2001 2, 1.8% (MBIA Insured), VRDN (b)	11,150	11,150
Bexar County Health Facilities Dev. Corp. Rev. (Warm Springs Rehabilitation Proj.) Series 1997, 1.5%, LOC JPMorgan Chase Bank, VRDN (b)	5,100	5,100
Brazos River Auth. Poll. Cont. Rev. (Texas Utils. Energy Co. Proj.) Series A, 1.5%, LOC JPMorgan Chase Bank, VRDN (b)(e)	10,800	10,800
Brazos River Hbr. Navigation Brazoria County Envir. Facilities Rev. (Merey Sweeny LP Proj.) Series 2000 A, 2%, LOC JPMorgan Chase Bank, VRDN (b)(e)	3,600	3,600
Brownsville Indl. Dev. Corp. Rev. (Rich-Seapak Corp. Proj.) Series 1997, 1.5%, LOC Suntrust Bank, VRDN (b)(e)	2,500	2,500
Calhoun County Navigator District Port Rev. (Formosa Plastics Corp. Proj.) Series 2000, 1.5%, LOC Bank of America NA, VRDN (b)(e)	5,500	5,500
Calhoun County Solid Waste Disp. Rev. (Formosa Plastics Corp. Proj.) Series 2000, 1.5%, LOC Bank of America NA, VRDN (b)(e)	17,000	17,000
Camp County Indl. Dev. Corp. Envir. Facilities Rev. (Pilgrim's Pride Corp. Proj.) Series 1999, 1.5%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)(e)	17,000	17,000
Cap. Indl. Dev. Corp. Solid Waste Disp. Rev. (Texas Disp. Sys., Inc. Proj.) 1.5%, LOC Bank of America NA, VRDN (b)(e)	4,800	4,800
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Comal County Health Facilities Dev. Rev.:
(McKenna Memorial Health Sys. Proj.) 1.5%, LOC JPMorgan Chase Bank, VRDN (b)	$ 6,500	$ 6,500
(McKenna Memorial Hosp. Proj.) Series 1999, 1.5%, LOC JPMorgan Chase Bank, VRDN (b)	4,700	4,700
Cypress-Fairbanks Independent School District:
Bonds Series AAB 02 13, 1.6%, tender 4/30/03 (Liquidity Facility ABN-AMRO Bank NV) (a)(b)(g)	9,940	9,940
Participating VRDN Series Merlots 01 A129, 1.47% (Liquidity Facility Wachovia Bank NA) (b)(g)	14,480	14,480
Dallas Fort Worth Int'l. Arpt.:
Participating VRDN:
Series Merlots 00 II, 1.52% (Liquidity Facility Wachovia Bank NA) (b)(e)(g)	11,695	11,695
Series PA 678R, 1.53% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	7,045	7,045
Series Putters 201, 1.49% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(g)	9,125	9,125
Series Putters 202, 1.49% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	17,970	17,970
1.5% 10/10/02 (Liquidity Facility JPMorgan Chase Bank) (Liquidity Facility Landesbank Hessen-Thuringen), CP (e)	17,000	17,000
Dallas Fort Worth Int'l. Arpt. Facility Impt. Corp. Rev. (Learjet, Inc. Proj.) Series 2000 A1, 1.5%, LOC Bank of America NA, VRDN (b)(e)	12,055	12,055
Dallas Fort Worth Reg'l. Arpt. Rev. Participating VRDN Series EGL 95 4301 Class A, 1.45% (Liquidity Facility Citibank NA, New York) (b)(g)	24,435	24,435
Dallas Independent School District Participating VRDN Series MSCO 01 620, 1.44% (Liquidity Facility Morgan Stanley) (b)(g)	11,365	11,365
Denton County Indl. Dev. Rev. (Hydro Conduit Corp.) 1.4%, LOC UBS AG, VRDN (b)(e)	3,500	3,500
Denton Util. Sys. Rev. Participating VRDN:
Series MS 00 428, 1.44% (Liquidity Facility Morgan Stanley) (b)(g)	6,145	6,145
Series MS 01 635, 1.44% (Liquidity Facility Morgan Stanley) (b)(g)	12,960	12,960
Dublin Econ. Dev. Corp. Indl. Dev. Auth. Rev. (Universal Blanchers LLC Proj.) 1.5%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)(e)	4,200	4,200
Ector County Independent School District Participating VRDN Series EGL 02 4301, 1.45% (Liquidity Facility Citibank NA, New York) (b)(g)	4,120	4,120
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
El Paso Indl. Dev. Auth. Rev. (Camden Wire Co., Inc. Proj.) Series 1996, 1.6%, LOC Chase Manhattan Bank of Delaware, VRDN (b)(e)	$ 2,300	$ 2,300
El Paso Wtr. & Swr. Rev. Series A, 1.35% 10/7/02 (Liquidity Facility JPMorgan Chase Bank), CP	10,000	10,000
Fort Bend County Hsg. Fin. Corp. Single Family Rev. Bonds Series FRRI 02 L14, 1.55%, tender 9/4/02 (Liquidity Facility Lehman Brothers, Inc.) (b)(e)(g)(h)	6,000	6,000
Galveston Indl. Dev. Corp. Rev. (Mitchell Interests Proj.) 1.5%, LOC Bank One, Texas NA, VRDN (b)(e)	3,200	3,200
Georgetown Indl. Dev. Corp. Rev. (Chatsworth Products, Inc. Proj.) Series 1996, 1.7%, LOC Bank One, Texas NA, VRDN (b)(e)	3,180	3,180
Greater East Texas Higher Ed. Auth. Student Ln. Rev. Series 1995 A, 1.45%, LOC Sallie Mae, VRDN (a)(b)(e)	11,200	11,200
Greater Texas Student Ln. Corp. Student Ln. Rev. Bonds Series 1996 B, 1.95%, tender 6/1/03, LOC Sallie Mae (b)(e)	4,250	4,250
Gulf Coast Indl. Dev. Auth.:
(Mueller Flow Tech., Inc. Proj.) Series 1997, 1.54%, LOC Bank One NA, Chicago, VRDN (b)(e)	4,415	4,415
(S&S X-ray Prod., Inc. Proj.) Series 1999, 1.55%, LOC Chase Bank of Texas NA, VRDN (b)(e)	7,225	7,225
Gulf Coast Indl. Dev. Auth. Marine Term. (Amoco Oil Co. Proj.) Series 1993, 2%, VRDN (b)(e)	24,900	24,900
Gulf Coast Indl. Dev. Auth. Envir. Facilities Rev. (Citgo Petroleum Corp. Proj.):
Series 2001, 2%, LOC Royal Bank of Canada, VRDN (b)(e)	2,000	2,000
2%, LOC Royal Bank of Canada, VRDN (b)(e)	3,500	3,500
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev.:
(Amoco Oil Co. Proj.):
Series 1997, 2%, VRDN (b)(e)	3,900	3,900
Series 1998, 2%, VRDN (b)(e)	8,500	8,500
Series 2001, 2%, VRDN (b)(e)	25,000	25,000
(BP Prods. North America Proj.) 2% (BP PLC Guaranteed), VRDN (b)(e)	16,000	16,000
(Exxon Mobil Proj.) Series 2000, 1.9% (Exxon Mobil Corp. Guaranteed), VRDN (b)(e)	6,675	6,675
Gulf Coast Waste Disp. Auth. Poll. Cont. Rev.:
Bonds (Amoco Oil Co. Proj.) Series 1991, 1.95%, tender 10/1/02 (b)(e)	4,600	4,600
(Amoco Oil Co. Proj.) Series 1994, 2%, VRDN (b)(e)	9,600	9,600
Harlingen Indl. Dev. Auth. Indl. Dev. Rev. (Gibbs-Texas Die Casting Proj.) 1.7%, LOC Fifth Third Bank, Cincinnati, VRDN (b)(e)	4,625	4,625
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Houston Music Hall-Hobby Ctr. Proj.) Series 1999, 1.5%, LOC Chase Bank of Texas NA, VRDN (b)	$ 27,300	$ 27,300
Harris County Gen. Oblig.:
Bonds (Toll Road Proj.) 0% 8/1/03	12,570	12,390
Participating VRDN Series EGL 01 4305, 1.45% (Liquidity Facility Citibank NA, New York) (b)(g)	20,600	20,600
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Methodist Hosp. Proj.):
Series 1994, 1.8%, VRDN (b)	98,500	98,500
Series 1997, 1.8%, VRDN (b)	11,140	11,140
Houston Arpt. Sys. Rev. Participating VRDN:
Series Merlots 01 B4, 1.52% (Liquidity Facility Wachovia Bank NA) (b)(e)(g)	4,690	4,690
Series MSTC 00 98, 1.46% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(g)	19,965	19,965
Series PT 1468, 1.53% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	10,390	10,390
Series ROC II R40, 1.48% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(e)(g)	10,125	10,125
Series ROC II R41, 1.48% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(e)(g)	12,825	12,825
Houston Hsg. Fin. Corp. Single Family Mtg. Rev. Participating VRDN Series PT 631, 1.48% (Liquidity Facility BNP Paribas SA) (b)(e)(g)	5,620	5,620
Houston Wtr. & Swr. Sys. Rev. Participating VRDN:
Series EGL 02 4302, 1.45% (Liquidity Facility Citibank NA, New York) (b)(g)	21,830	21,830
Series SGB 24, 1.45% (Liquidity Facility Societe Generale) (b)(g)	6,840	6,840
Hunt Memorial Hosp. District Rev. Series 1998, 1.42% (FSA Insured), VRDN (b)	12,960	12,960
Lower Colorado River Auth. Rev. Participating VRDN:
Series EGL 00 4302, 1.45% (Liquidity Facility Citibank NA, New York) (b)(g)	6,000	6,000
Series EGL 99 4302, 1.45% (Liquidity Facility Citibank NA, New York) (b)(g)	18,000	18,000
Series MSCO 01 577, 1.44% (Liquidity Facility Morgan Stanley) (b)(g)	7,915	7,915
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev. (ExxonMobil Proj.) Series 2001 B, 1.9% (Exxon Mobil Corp. Guaranteed), VRDN (b)(e)	15,100	15,100
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Nacogdoches County Hosp. District Sales Tax Rev. Participating VRDN Series Merlots 01 A59, 1.47% (Liquidity Facility Wachovia Bank NA) (b)(g)	$ 5,130	$ 5,130
North Texas Higher Ed. Auth. Student Ln. Rev.:
Series 1991 F, 1.45% (AMBAC Insured) (BPA Sallie Mae), VRDN (b)(e)	9,700	9,700
Series 1993 A, 1.45%, LOC Sallie Mae, VRDN (b)(e)	8,900	8,900
Series C, 1.45% (AMBAC Insured) (BPA Sallie Mae), VRDN (b)(e)	11,900	11,900
Nueces River Indl. Dev. Auth. Poll. Cont. Rev. Bonds (San Miguel Elec. Coop., Inc. Proj.) Series 1984, 1.45% tender 10/9/02 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	25,700	25,700
Odessa Wtr. & Swr. Rev. Participating VRDN Series EGL 01 4307, 1.45% (Liquidity Facility Citibank NA, New York) (b)(g)	9,500	9,500
Polly Ryon Hosp. Auth. Texas Rev. (Polly Ryon Memorial Hosp. Proj.) 1.5%, LOC Chase Bank of Texas NA, VRDN (b)	3,850	3,850
Port of Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.) 1.6%, VRDN (b)(e)	27,700	27,700
Richardson Independent School District Bonds 2.24%, tender 4/1/03 (Permanent School Fund of Texas Guaranteed) (b)	6,000	6,002
Rockwall Independent School District Participating VRDN Series MSTC 01 123, 1.8% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(g)	11,300	11,300
San Antonio Elec. & Gas Rev. Participating VRDN Series Merlots 01 A10, 1.47% (Liquidity Facility Wachovia Bank NA) (b)(g)	5,785	5,785
San Antonio Independent School District Bonds Series AAB 01 28, 1.6%, tender 4/30/03 (Liquidity Facility ABN-AMRO Bank NV) (b)(g)(h)	15,500	15,500
San Antonio Indl. Dev. Auth. Indl. Dev. Rev. (LGC Bldg. & KLN Steel Proj.) Series 1998, 1.55%, LOC Bank of America NA, VRDN (b)(e)	3,300	3,300
San Antonio Wtr. Sys. Rev. Participating VRDN Series Merlots 00 VV, 1.47% (Liquidity Facility Wachovia Bank NA) (b)(g)	8,700	8,700
San Marcos Indl. Dev. Corp. Indl. Dev. Rev. (Butler Manufacturing Co. Proj.) Series 1995, 1.48%, LOC Bank of America NA, VRDN (b)(e)	3,000	3,000
South Plains Hsg. Fin. Corp. Bonds Series Merlots 02 A11, 1.85%, tender 2/26/03 (Liquidity Facility Wachovia Bank NA) (b)(e)(g)(h)	7,250	7,250
Southeast Hsg. Fin. Corp. Single Family Mtg. Rev. Participating VRDN Series MS 01 661, 1.49% (Liquidity Facility Morgan Stanley) (b)(e)(g)	18,800	18,800
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Tarrant County Health Facilities Dev. Corp. Health Sys. Rev. Participating VRDN Series Merlots 00 BB, 1.47% (Liquidity Facility Wachovia Bank NA) (b)(g)	$ 7,900	$ 7,900
Tarrant County Health Facilities Dev. Corp. Rev. (Carter Blood Care Proj.) Series 1998, 1.5%, LOC JPMorgan Chase Bank, VRDN (b)	9,535	9,535
Terrell Dev. Corp. Indl. Dev. Rev. (Consolidated Sys. Proj.) 1.45%, LOC Wachovia Bank NA, VRDN (b)(e)	5,100	5,100
Texas Affordable Hsg. Corp. Single Family Mtg. Rev. Bonds (Teachers Home Ln. Prog.) 0%, tender 4/1/03 (b)(e)	16,160	16,160
Texas Dept. Hsg. & Cmnty. Affairs Single Family Rev. Participating VRDN:
Series BA 01 A, 1.51% (Liquidity Facility Bank of America NA) (b)(e)(g)	3,725	3,725
Series FRRI 02 L9, 1.6% (Liquidity Facility Lehman Brothers, Inc.) (b)(e)(g)	11,975	11,975
Series ROC II R178, 1.48% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(e)(g)	4,275	4,275
Texas Gen. Oblig.:
Participating VRDN:
Series 2000 C, 1.48% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	7,495	7,495
Series FRRI 01 L41, 1.75% (Liquidity Facility Lehman Brothers, Inc.) (b)(e)(g)	20,090	20,090
Series FRRI 02 L23J, 1.5% (Liquidity Facility Lehman Brothers, Inc.) (b)(g)	141,700	141,700
Series FRRI 02 L4, 1.6% (Liquidity Facility Lehman Brothers, Inc.) (b)(e)(g)	8,500	8,500
Series Merlots 00 QQ, 1.52% (Liquidity Facility Wachovia Bank NA) (b)(e)(g)	22,075	22,075
Series MS 01 550, 1.44% (Liquidity Facility Morgan Stanley) (b)(g)	12,918	12,918
Series PA 631R, 1.48% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	7,600	7,600
Series PT 1191, 1.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	4,255	4,255
Series PT 453, 1.48% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)(g)	3,420	3,420
Series PT 524, 1.48% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)(g)	6,400	6,400
(Veterans Land Proj.) Series A, 1.5%, VRDN (b)(e)	22,750	22,750
Series 2001 C2, 1.47% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)(e)	11,500	11,500
TRAN 2.75% 8/29/03	177,700	180,011
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Texas Pub. Fin. Auth. Series 2002 B, 1.45% 10/9/02 (Liquidity Facility Texas Gen. Oblig.), CP	$ 4,000	$ 4,000
Texas Tpk. Auth. 1 Tier Rev. Participating VRDN Series 2002 A, 1.45% (Liquidity Facility Citibank NA, New York) (b)(g)	12,650	12,650
West Side Calhoun County Navigation District Envir. Facilities Rev. (BP Chemicals, Inc. Proj.) Series 2000, 2%, VRDN (b)(e)	11,800	11,800
		1,530,121
Utah - 0.7%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Bonds:
Series 1985 E, 1.5%, tender 9/16/02 (AMBAC Insured) (b)	15,500	15,500
Series 1985 F, 1.5%, tender 9/16/02 (AMBAC Insured) (b)	20,000	20,000
Series E, 1.3% tender 10/1/02 (AMBAC Insured) (Liquidity Facility JPMorgan Chase Bank), CP mode	11,800	11,800
Participating VRDN Series EGL 96 C4402 Class A, 1.45% (Liquidity Facility Citibank NA, New York) (b)(g)	4,170	4,170
Series 1997 B2, 1.3% 10/1/02, CP	8,000	8,000
Series 1998 B4, 1.65% 9/12/02, CP	7,000	7,000
Salt Lake City Arpt. Rev. Series 2001, 1.5%, LOC Westdeutsche Landesbank Girozentrale, VRDN (b)(e)	3,200	3,200
Toole City Indl. Dev. Rev. (Nelson & Sons Proj.) Series 1997, 1.65%, LOC Key Bank NA, VRDN (b)(e)	855	855
Utah Hsg. Corp. Single Family Mtg. Rev. Participating VRDN Series Merlots 01 A89, 1.52% (Liquidity Facility Wachovia Bank NA) (b)(e)(g)	4,995	4,995
Utah Hsg. Fin. Agcy. Participating VRDN:
Series PT 209, 1.48% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)(g)	1,680	1,680
Series PT 84B, 1.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	60	60
		77,260
Vermont - 0.3%
Vermont Edl. & Health Bldgs. Fing. Agcy. Rev.:
Participating VRDN Series Merlots 00 B7, 1.47% (Liquidity Facility Wachovia Bank NA) (b)(g)	10,300	10,300
(Springfield Proj.) Series A, 1.4%, LOC ABN-AMRO Bank NV, VRDN (b)	5,000	5,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Vermont - continued
Vermont Hsg. Fin. Agcy. Single Family Participating VRDN Series Merlots 01 A49, 1.52% (Liquidity Facility Wachovia Bank NA) (b)(e)(g)	$ 8,555	$ 8,555
Vermont Indl. Dev. Auth. Indl. Dev. Rev. (Ryegate Proj.) Series 1990, 1.5%, LOC ABN-AMRO Bank NV, VRDN (b)(e)	9,800	9,800
		33,655
Virginia - 2.9%
Botetourt County Indl. Dev. Auth. Indl. Dev. Rev. (Virginia Forge Co. Proj.) Series 1996, 1.5%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)(e)	1,880	1,880
Chesapeake Indl. Dev. Auth. Poll. Cont. Rev.:
Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1985:
1.45% tender 11/1/02, CP mode	3,000	3,000
1.55% tender 10/11/02, CP mode	15,200	15,200
(Branch Group Proj.) Series 1999, 1.5%, LOC Bank of America NA, VRDN (b)(e)	2,280	2,280
Chesterfield County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.):
Series 1985, 1.55% tender 10/11/02, CP mode	4,500	4,500
Series 1987 A, 1.55% tender 10/11/02, CP mode	10,000	10,000
Series 1987 B:
1.4% tender 10/1/02, CP mode	12,500	12,500
1.45% tender 9/3/02, CP mode	12,615	12,615
Series 1987 C, 1.6% tender 9/10/02, CP mode	15,000	15,000
Fairfax County Econ. Dev. Rev. Exempt Facilities Rev. (Hilltop Sand & Gravel, Inc. Proj.) Series 2000, 1.45%, LOC Wachovia Bank NA, VRDN (b)(e)	6,700	6,700
Frederick County Indl. Dev. Auth. Rev. (Nat'l. Wildlife Federation Proj.) Series 1996, 1.5%, LOC Bank of America NA, VRDN (b)(e)	8,245	8,245
Greensville County Indl. Dev. Auth. Rev. (Beach Mold & Tool Virginia, Inc. Proj.) 1.65%, LOC Bank One, Kentucky NA, VRDN (b)(e)	320	320
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. Pwr. Co. Proj.) Series 1992, 1.6% tender 10/11/02, CP mode (e)	20,500	20,500
Hampton Indl. Dev. Auth. Exempt Facilities Rev. (USA Waste of Virginia Landfills, Inc. Proj.) Series 2000, 1.45%, LOC Wachovia Bank NA, VRDN (b)(e)	10,000	10,000
Henrico County Econ. Dev. Auth. Idl Dev. Rev. (Infineon Technologies Proj.) 1.5%, LOC Bank of America NA, VRDN (b)(e)	14,000	14,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Virginia - continued
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.):
Series 1984:
1.4% tender 9/12/02, CP mode	$ 3,500	$ 3,500
1.45% tender 9/18/02, CP mode	4,000	4,000
1.45% tender 9/20/02, CP mode	4,000	4,000
1.45% tender 9/24/02, CP mode	2,400	2,400
Series 1985:
1.4% tender 10/8/02, CP mode	23,875	23,875
1.45% tender 9/3/02, CP mode	5,800	5,800
Louisa Indl. Dev. Auth. Solid Waste & Swr. Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series A, 3.15%, tender 4/1/03 (b)(e)	7,700	7,700
Mecklenburg County Indl. Dev. Auth. Rev.:
Bonds (UAE LP Proj.) Series 2001, 1.4% tender 9/26/02, LOC BNP Paribas SA, CP mode (e)	6,500	6,500
(American Bldg. Co. Proj.) 1.55%, LOC Canadian Imperial Bank of Commerce, VRDN (b)(e)	2,910	2,910
Norfolk Econ. Dev. Auth. New Empowerment Zone Facility Rev. (Metro Machine Corp. Proj.) 1.45%, LOC Wachovia Bank NA, VRDN (b)(e)	7,500	7,500
Petersburg Indl. Dev. Auth. Rev. (Rebar Hldgs. LLC Proj.) 1.5%, LOC Wachovia Bank NA, VRDN (b)(e)	5,085	5,085
Portsmouth Indl. Dev. Auth. Enterprise Zone Facility Rev. (Ocean Marine LLC Proj.) Series 2001 B, 1.5%, LOC Wachovia Bank NA, VRDN (b)(e)	3,000	3,000
Portsmouth Indl. Dev. Auth. New Empowerment Zone Facility Rev. (Ocean Marine LLC Proj.) Series A, 1.45%, LOC Wachovia Bank NA, VRDN (b)(e)	7,000	7,000
Prince William County Indl. Dev. Auth. Swr. (Dale Svc. Corp. Proj.) Series 2000, 1.45%, LOC Wachovia Bank NA, VRDN (b)(e)	10,000	10,000
Pulaski County Indl. Dev. Auth. Indl. Dev. Rev. (Pulaski Furniture Proj.) 1.45%, LOC Wachovia Bank NA, VRDN (b)(e)	9,000	9,000
Roanoke Indl. Dev. Auth. Hosp. Rev.:
(Carilion Health Svcs. Proj.) Series 1995 B, 1.85% (BPA Wachovia Bank NA), VRDN (b)	15,400	15,400
(Carilion Health Sys. Proj.) Series 2002 B, 1.8% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	26,600	26,600
Virginia Commonwealth Trans. Board Trans. Rev. Participating VRDN Series EGL 99 4601, 1.45% (Liquidity Facility Citibank NA, New York) (b)(g)	7,000	7,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Virginia - continued
Virginia Gen. Oblig. Participating VRDN Series EGL 95 4601, 1.45% (Liquidity Facility Citibank NA, New York) (b)(g)	$ 10,615	$ 10,615
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Participating VRDN Series PA 963R, 1.48% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	3,125	3,125
York County Indl. Dev. Auth. Indl. Dev. Rev. (Philip Morris Co. Proj.) Series 1991, 1.45%, VRDN (b)	4,000	4,000
York County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1985:
1.4% tender 11/1/02, CP mode	14,900	14,900
1.45% tender 11/1/02, CP mode	16,000	16,000
1.55% tender 10/11/02, CP mode	2,500	2,500
		339,150
Washington - 4.6%
Chelan County Pub. Util. District #1 Rev. Participating VRDN:
Series Merlots 00 R, 1.52% (Liquidity Facility Wachovia Bank NA) (b)(e)(g)	14,955	14,955
Series Merlots 01 B1, 1.52% (Liquidity Facility Wachovia Bank NA) (b)(e)(g)	7,000	7,000
Series PA 1047, 1.48% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	2,700	2,700
Clark County Pub. Util. District #1 Elec. Rev. Participating VRDN Series Merlots 02 A3, 1.47% (Liquidity Facility Wachovia Bank NA) (b)(g)	4,600	4,600
Energy Northwest Elec. Rev. Participating VRDN:
Series PT 1392, 1.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	9,600	9,600
Series PT 615, 1.42% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(g)	16,255	16,255
Series Putters 242, 1.46% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	3,100	3,100
Series Putters 256, 1.46% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	4,200	4,200
Series ROC II R152, 1.45% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(g)	4,465	4,465
Everett Indl. Dev. Corp. Exempt Facilities Rev. 1.4%, VRDN (b)(e)	3,200	3,200
King County Gen. Oblig. BAN 3.25% 10/1/02	15,900	15,914
King County Hsg. Auth. Rev. (Overlake TOD Hsg. Proj.) 1.5%, LOC Bank of America NA, VRDN (b)(e)	7,175	7,175
King County Swr. Rev. Participating VRDN Series Merlots 00 E, 1.47% (Liquidity Facility Wachovia Bank NA) (b)(g)	6,300	6,300
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Washington - continued
Pierce County Econ. Dev. Corp. Rev. (Pacific LLC Proj.) 1.65%, LOC Wells Fargo Bank NA, San Francisco, VRDN (b)(e)	$ 2,335	$ 2,335
Pierce County Econ. Dev. Corp. Spl. Rev. (Weyerhaeuser Real Estate Proj.) Series 1997 A, 1.45%, LOC ABN-AMRO Bank NV, VRDN (b)	8,300	8,300
Port Bellingham Indl. Dev. Corp. Envir. Facilities Indl. Rev.:
(Atlantic Richfield Proj.) 2%, VRDN (b)(e)	11,000	11,000
(BP West Coast Products LLC Proj.) 2% (BP PLC Guaranteed), VRDN (b)(e)	12,700	12,700
Port of Seattle Rev.:
Participating VRDN:
Series PA 752, 1.48% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	4,995	4,995
Series PA 759R, 1.48% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	5,100	5,100
Series PT 654, 1.48% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	6,670	6,670
Series 1997, 1.55%, LOC Bank of New York NA, VRDN (b)(e)	85,830	85,830
Series 1999 A, 1.65%, LOC Commerzbank AG, VRDN (b)	5,000	5,000
Series 1999 B, 1.75%, LOC Commerzbank AG, VRDN (b)(e)	40,815	40,815
Series B1:
1.5% 10/9/02, LOC Bank of America NA, CP (e)	2,035	2,035
1.5% 10/11/02, LOC Bank of America NA, CP (e)	8,310	8,310
Seattle Gen. Oblig. Participating VRDN Series SGB 12, 1.45% (Liquidity Facility Societe Generale) (b)(g)	7,400	7,400
Seattle Hsg. Auth. Rev. (New Holly Phase II Proj.) 1.65%, LOC Key Bank NA, VRDN (b)(e)	3,360	3,360
Seattle Muni. Lt. & Pwr. Rev.:
Participating VRDN:
Series Merlots 01 A56, 1.47% (Liquidity Facility Wachovia Bank NA) (b)(g)	18,655	18,655
Series PT 1421, 1.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	10	10
Series SGA 85, 1.8% (Liquidity Facility Societe Generale) (b)(g)	16,600	16,600
RAN 4.5% 3/28/03	13,750	13,956
Seattle Wtr. Sys. Rev. Participating VRDN Series SGA 90, 1.46% (Liquidity Facility Societe Generale) (b)(g)	15,815	15,815
Tacoma Elec. Sys. Rev. Participating VRDN Series MS 00 219, 1.44% (Liquidity Facility Morgan Stanley) (b)(g)	5,015	5,015
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Washington - continued
U.S. Bancorp Piper Jafray Fdg. Trust Participating VRDN Series FRRI 02 B, 1.51% (Liquidity Facility Bank of New York NA) (b)(g)	$ 2,760	$ 2,760
Washington Econ. Dev. Fin. Auth. Rev. (Hunter Douglas Proj.) Series 1997 A, 1.5%, LOC ABN-AMRO Bank NV, VRDN (b)(e)	3,500	3,500
Washington Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series D, 1.5%, LOC JPMorgan Chase Bank, VRDN (b)(e)	4,000	4,000
Washington Gen. Oblig. Participating VRDN:
Series EGL 00 4704, 1.45% (Liquidity Facility Citibank NA, New York) (b)(g)	5,600	5,600
Series EGL 00 4705, 1.45% (Liquidity Facility Citibank NA, New York) (b)(g)	16,300	16,300
Series EGL 98 4702, 1.45% (Liquidity Facility Citibank NA, New York) (b)(g)	12,200	12,200
Series Merlots 00 A13, 1.47% (Liquidity Facility Wachovia Bank NA) (b)(g)	10,125	10,125
Series SGA 35, 1.46% (Liquidity Facility Societe Generale) (b)(g)	12,500	12,500
Series SGB 09, 1.45% (Liquidity Facility Societe Generale) (b)(g)	9,100	9,100
Series SGB 11, 1.45% (Liquidity Facility Societe Generale) (b)(g)	6,200	6,200
Washington Health Care Facilities Auth. Rev. (Providence Svcs. Proj.) Series 2002 A, 1.8% (MBIA Insured), VRDN (b)	22,000	22,000
Washington Hsg. Fin. Commission:
Bonds Series Merlots 00 A27, 1.8%, tender 2/26/03 (Liquidity Facility Wachovia Bank NA) (b)(e)(g)(h)	3,700	3,700
Participating VRDN:
Series Merlots 97 D, 1.52% (Liquidity Facility Wachovia Bank NA) (b)(e)(g)	7,880	7,880
Series PT 622, 1.48% (Liquidity Facility BNP Paribas SA) (b)(e)(g)	7,150	7,150
Series PT 636, 1.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	22,600	22,600
Washington Hsg. Fin. Commission Single Family Mtg. Rev. Participating VRDN Series PT 86, 1.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	2,575	2,575
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Participating VRDN Series Merlots 00 A14, 1.47% (Liquidity Facility Wachovia Bank NA) (b)(g)	13,770	13,770
		535,325
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
West Virginia - 1.0%
Grant County Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.):
Series 1986, 1.6% tender 10/11/02, CP mode (e)	$ 6,100	$ 6,100
Series 1994, 1.55% tender 11/15/02, CP mode	19,500	19,500
Grant County Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1996, 1.5% tender 9/10/02, CP mode (e)	18,000	18,000
Marion County Solid Waste Disp. Rev. (Grant Town Cogeneration Proj.):
Series 1990 A, 1.5%, LOC Nat'l. Westminster Bank PLC, VRDN (b)(e)	30,700	30,700
Series 1990 B, 1.45%, LOC Nat'l. Westminster Bank PLC, VRDN (b)(e)	4,505	4,505
Series 1990 D, 1.45%, LOC Nat'l. Westminster Bank PLC, VRDN (b)(e)	13,600	13,600
Putnam County Envir. Facilities Rev. (Flexsys America Proj.) Series 2000 A, 1.46%, LOC Lasalle Bank NA, VRDN (b)(e)	14,650	14,650
West Virginia Pub. Energy Auth. Energy Rev. Bonds (Morgantown Energy Assoc. Proj.) 1.5% tender 10/11/02, LOC Dexia Cr. Local de France, CP mode (e)	10,600	10,600
		117,655
Wisconsin - 1.9%
Butler Indl. Dev. Rev. (Western States Envelope Co. Proj.) Series 1996, 1.55%, LOC U.S. Bank NA, Cincinnati, VRDN (b)(e)	2,015	2,015
Manitowoc Cmnty. Dev. Auth. Multi-family Rev. (Great Lakes Training Dev. Corp. Proj.) Series 2002 A, 1.56%, VRDN (b)	48,900	48,900
Milwaukee County Gen. Oblig. RAN 3% 3/20/03	50,000	50,309
Oak Creek Poll. Cont. Rev. (Wisconsin Elec. Pwr. Co. Proj.) Series 1986, 1.6%, VRDN (b)	20,000	20,000
Platteville Indl. Dev. Rev. (Woodward Communications Proj.) 1.5%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)(e)	2,400	2,400
Pleasant Prairie Village Indl. Dev. Rev. (Muskie Enterprises, Inc. Proj.) Series 1995, 1.5%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)(e)	3,900	3,900
Racine Indl. Dev. Rev. (Burlington Graphic Sys. Proj.) Series 1994, 1.7%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)(e)	1,300	1,300
River Falls Indl. Dev. Rev. (Quadion Corp. Proj.) 1.6%, LOC U.S. Bank NA, Cincinnati, VRDN (b)(e)	2,035	2,035
Southeast Wisconsin Professional Baseball Park District Sales Tax Rev. Participating VRDN Series Merlots 00 Y, 1.47% (Liquidity Facility Wachovia Bank NA) (b)(g)	5,000	5,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Wisconsin - continued
Sturgeon Bay Indl. Dev. Rev. (Marine Travelift Proj.) Series 1996, 1.55%, LOC U.S. Bank NA, Cincinnati, VRDN (b)(e)	$ 2,520	$ 2,520
Sturtevant Indl. Dev. Rev. (Quadra, Inc. Proj.) 1.7%, LOC Bank One, Wisconsin, VRDN (b)(e)	1,385	1,385
Sun Prairie Indl. Rev. (Flambeau Corp. Proj.) Series 1995, 1.55%, LOC Lasalle Bank NA, VRDN (b)(e)	4,085	4,085
Univ. of Wisconsin Hosp. & Clinics Auth. Participating VRDN Series Merlots 00 RR, 1.47% (Liquidity Facility Wachovia Bank NA) (b)(g)	5,830	5,830
Wisconsin Clean Wtr. Rev. Participating VRDN Series MS 645, 1.44% (Liquidity Facility Morgan Stanley) (b)(g)	12,580	12,580
Wisconsin Gen. Oblig. Participating VRDN Series EGL 94 4904 Class A, 1.48% (Liquidity Facility Citibank NA, New York) (b)(e)(g)	2,355	2,355
Wisconsin Hsg. & Econ. Dev. Auth. Home Ownership Rev.:
Participating VRDN:
Series Merlots 00 B12, 1.52% (Liquidity Facility Wachovia Bank NA) (b)(e)(g)	4,470	4,470
Series PT 207, 1.48% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)(g)	12,470	12,470
Series PT 445, 1.48% (Liquidity Facility Danske Bank AS) (b)(e)(g)	7,645	7,645
Series PT 559, 1.48% (Liquidity Facility Danske Bank AS) (b)(g)	6,195	6,195
Series E, 1.5% (Liquidity Facility Fed. Home Ln. Bank - Chicago), VRDN (b)	8,000	8,000
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev.:
Series 2000 A, 1.5% (Liquidity Facility Bank One, Wisconsin), VRDN (b)(e)	3,590	3,590
Series 2000 B, 1.5% (Liquidity Facility Bank One, Wisconsin), VRDN (b)(e)	3,150	3,150
Series 2002 D, 1.43% (MBIA Insured), VRDN (b)(e)	4,000	4,000
Wisconsin Hsg. & Fin. Dev. Auth. Participating VRDN Series MSTC 97 4, 1.49% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(e)(g)	6,965	6,965
		221,099
Wyoming - 1.3%
Campbell County Indl. Dev. Rev. Bonds (Two Elk Pwr. Generator Station Proj.):
2.1%, tender 12/3/02 (b)(e)	46,300	46,300
2.1%, tender 12/3/02 (b)(e)	30,000	30,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Wyoming - continued
Laramie County Indl. Dev. Rev. (Cheyenne Lt., Fuel & Pwr. Co. Proj.):
1.55% (AMBAC Insured), VRDN (b)(e)	$ 5,000	$ 5,000
1.55% (AMBAC Insured), VRDN (b)(e)	3,500	3,500
Sublette County Poll. Cont. Rev. (Exxon Corp. Proj.) Series 1987 A, 1.9%, VRDN (b)(e)	6,000	6,000
Wyoming Cmnty. Dev. Auth. Participating VRDN Series Merlots 00 KK, 1.47% (Liquidity Facility Wachovia Bank NA) (b)(g)	18,200	18,200
Wyoming Cmnty. Dev. Auth. Hsg. Rev. Participating VRDN:
Series PA 833R, 1.48% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	7,450	7,450
Series PT 01 359, 1.48% (Liquidity Facility Danske Bank AS) (b)(e)(g)	8,040	8,040
Series PT 01 554, 1.48% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)(g)	24,495	24,495
Series PT 630, 1.48% (Liquidity Facility BNP Paribas SA) (b)(e)(g)	8,655	8,655
		157,640
	Shares
Other - 6.6%
Fidelity Municipal Cash Central Fund, 1.50% (c)(d)	774,941,800	774,942
TOTAL INVESTMENT PORTFOLIO - 97.5%		11,438,879
NET OTHER ASSETS - 2.5%		289,297
NET ASSETS - 100%		$ 11,728,176
Total Cost for Income Tax Purposes $ 11,438,881
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $21,140,000 or 0.2% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(d) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.
(g) Provides evidence of ownership in one or more underlying municipal bonds.
(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Alabama Hsg. Fin. Auth. Single Family Mtg. Rev. Bonds Series Merlots 01 A38, 1.8%, tender 2/26/03 (Liquidity Facility Wachovia Bank NA)	4/19/01	$ 18,790
Detroit City School District Bonds Series PA 997, 2%, tender 9/5/02 (Liquidity Facility Merrill Lynch & Co., Inc.)	3/27/02	$ 8,840
Fort Bend County Hsg. Fin. Corp. Single Family Rev. Bonds Series FRRI 02 L14, 1.55%, tender 9/4/02 (Liquidity Facility Lehman Brothers, Inc.)	7/30/02	$ 6,000
Hawaii Hsg. & Cmnty. Dev. Corp. Participating VRDN Series PA 706R, 1.48% (Liquidity Facility Merrill Lynch & Co., Inc.)	5/14/02	$ 5,550
Illinois Health Facilities Auth. Rev. Series PA 848R, 1.45%, tender 2/20/03 (Liquidity Facility Merrill Lynch & Co., Inc.)	6/21/01	$ 5,190
Metro. Pier & Exposition Auth. Dedicated State Tax Rev. Bonds Series PA 998R, 2%, tender 9/5/02 (Liquidity Facility Merrill Lynch & Co., Inc.)	3/28/02	$ 14,120
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Bonds Series BA 02 K, 1.65%, tender 3/6/03 (Liquidity Facility Bank of America NA)	7/10/02	$ 11,475
Nevada Hsg. Division Bonds Series Merlots 00 A6, 1.8%, tender 2/26/03 (Liquidity Facility Wachovia Bank NA)	10/4/00	$ 5,805
New Mexico Mtg. Fin. Auth. Bonds Series Merlots 01 A37, 1.8%, tender 2/26/03 (Liquidity Facility Wachovia Bank NA)	4/16/01	$ 11,675
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. Bonds Series Merlots 01 A23, 1.8%, tender 2/26/03 (Liquidity Facility Wachovia Bank NA)	3/15/01	$ 1,725
San Antonio Independent School District Bonds Series AAB 01 28, 1.6%, tender 4/30/03 (Liquidity Facility ABN-AMRO Bank NV)	8/29/01	$ 15,500
South Plains Hsg. Fin. Corp. Bonds Series Merlots 02 A11, 1.85%, tender 2/26/03 (Liquidity Facility Wachovia Bank NA)	2/26/02	$ 7,250
Tennessee Hsg. Dev. Agcy. Bonds Series FRRI 02 L13, 1.5%, tender 9/4/02 (Liquidity Facility Lehman Brothers, Inc.)	7/30/02	$ 8,375
Washington Hsg. Fin. Commission Bonds Series Merlots 00 A27, 1.8%, tender 2/26/03 (Liquidity Facility Wachovia Bank NA)	11/17/00	$ 3,700
Income Tax Information

During the fiscal year ended August 31, 2002, 100% of the fund's income dividends was free from federal income tax, and 52.54% of the fund's income dividends was subject to the federal alternative minimum tax (unaudited). The fund will notify shareholders in January 2003 of amounts for use in preparing 2002 income tax returns.

Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $123,995,000 or 1.1% of net assets.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	August 31, 2002
Assets
Investment in securities, at value - See accompanying schedule		$ 11,438,879
Cash		7,828
Receivable for investments sold		268,014
Receivable for fund shares sold		123,446
Interest receivable		32,450
Other receivables		518
Total assets		11,871,135
Liabilities
Payable for investments purchased	$ 7,204
Payable for fund shares redeemed	131,421
Distributions payable	70
Accrued management fee	2,745
Other payables and accrued expenses	1,519
Total liabilities		142,959
Net Assets		$ 11,728,176
Net Assets consist of:
Paid in capital		$ 11,727,983
Accumulated net realized gain (loss) on investments		193
Net Assets, for 11,727,975 shares outstanding		$ 11,728,176
Net Asset Value, offering price and redemption price per share ($11,728,176 ÷ 11,727,975 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended August 31, 2002
Investment Income
Interest		$ 189,778
Expenses
Management fee	$ 30,333
Transfer agent fees	15,386
Accounting fees and expenses	921
Non-interested trustees' compensation	37
Custodian fees and expenses	170
Audit	46
Legal	52
Miscellaneous	202
Total expenses before reductions	47,147
Expense reductions	(4,663)	42,484
Net investment income		147,294
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		447
Increase (decrease) in net unrealized gain from accretion of discount		(1)
Net gain (loss)		446
Net increase in net assets resulting from operations		$ 147,740

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2002	Year ended August 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 147,294	$ 285,807
Net realized gain (loss)	447	318
Increase (decrease) in net unrealized gain from accretion of discount	(1)	-
Net increase (decrease) in net assets resulting from operations	147,740	286,125
Distributions to shareholders from net investment income	(147,294)	(285,807)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	34,617,041	31,480,775
Reinvestment of distributions	145,015	279,821
Cost of shares redeemed	(32,877,722)	(29,819,742)
Net increase (decrease) in net assets and shares resulting from share transactions	1,884,334	1,940,854
Total increase (decrease) in net assets	1,884,780	1,941,172
Net Assets
Beginning of period	9,843,396	7,902,224
End of period	$ 11,728,176	$ 9,843,396

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended August 31,	2002	2001	2000	1999	1998 F	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.014	.032	.035	.028	.027	.032
Distributions from net investment income	(.014)	(.032)	(.035)	(.028)	(.027)	(.032)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	1.38%	3.29%	3.55%	2.83%	2.70%	3.28%
Ratios to Average Net Assets D
Expenses before expense reductions	.43%	.45%	.46%	.47%	.49% A	.49%
Expenses net of voluntary waivers, if any	.43%	.45%	.46%	.47%	.49% A	.49%
Expenses net of all reductions	.39%	.42%	.46%	.47%	.49% A	.49%
Net investment income	1.35%	3.21%	3.51%	2.79%	3.20% A	3.23%
Supplemental Data
Net assets, end of period (in millions)	$ 11,728	$ 9,843	$ 7,902	$ 6,313	$ 5,069	$ 4,132

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

E For the period ended October 31.

F Ten months ended August 31.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2002

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity® Municipal Money Market Fund (the fund) is a fund of Fidelity Union Street Trust II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Dividends are declared daily and paid monthly from net investment income.

Income distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. There were no significant book-to-tax differences during the period.

2. Operating Policies.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .15% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .28% of the fund's average net assets.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the fund. Citibank has entered into a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the fund's transfer and shareholder servicing agent and accounting functions. The fund pays account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

For the period, the transfer agent fees were equivalent to an annual rate of .14% of average net assets.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $5,079 for the period.

4. Expense Reductions.

Through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $170 and $4,493, respectively.

Annual Report

Report of Independent Accountants

To the Trustees of Fidelity Union Street Trust II and the Shareholders of Fidelity Municipal Money Market Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Municipal Money Market Fund (a fund of Fidelity Union Street Trust II) at August 31, 2002 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Municipal Money Market Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 4, 2002

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy and William S. Stavropoulos, each of the Trustees oversees 265 funds advised by FMR or an affiliate. Mr. McCoy oversees 267 funds advised by FMR or an affiliate, and Mr. Stavropoulos oversees 230 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (72)**

Year of Election or Appointment: 1991

President of Municipal Money Market. Mr. Johnson also serves as President of other Fidelity funds. He is Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; a Director of Fidelity Management & Research (U.K.) Inc.; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director (1997) of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (40)**

Year of Election or Appointment: 2001

Senior Vice President of Municipal Money Market (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Peter S. Lynch (59)

Year of Election or Appointment: 1991

Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee and President of the funds, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (59)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of AT&T (2001), International Flavors & Fragrances, Inc. (2000), Rockwell Automation International (2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a Member of the Advisory Board of the Securities Regulation Institute and of the Directorship Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (70)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (70)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (58)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), TRW Inc. (automotive, space, defense, and information technology), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines) and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (69)

Year of Election or Appointment: 1991

Mr. Kirk is a Public Governor of the National Association of Securities Dealers, Inc., and of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Stabilization Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (55)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (58)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and Chief Executive Officer (1999) and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman and C.E.O. of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial, 1997), Axcelis Technologies (semiconductors, 2000), and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

Marvin L. Mann (69)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage, 1997) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (68)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm, 1997) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (63)

Year of Election or Appointment: 2002

Mr. Stavropoulos also serves as a Trustee (2001) or Member of the Advisory Board (2000) of other investment companies advised by FMR. He is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions, 1997), BellSouth Corporation (telecommunications, 1997), and the Chemical Financial Corporation. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Dwight D. Churchill (48)

Year of Election or Appointment: 2000

Vice President of Municipal Money Market. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

David L. Murphy (54)

Year of Election or Appointment: 2002

Vice President of Municipal Money Market. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002). He serves as Senior Vice President (2000) and Money Market Group Leader (2002) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also Vice President of FIMM (2000) and FMR (1998). Previously, Mr. Murphy served as Bond Group Leader (2000-2002) and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002). Mr. Murphy joined Fidelity in 1989 as a portfolio manager in the Bond Group.

Norman U. Lind (46)

Year of Election or Appointment: 2001

Vice President of Municipal Money Market. Mr. Lind is also Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Lind managed a variety of Fidelity funds.

Eric D. Roiter (53)

Year of Election or Appointment: 1998

Secretary of Municipal Money Market. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter was an Adjunct Member, Faculty of Law, at Columbia University Law School (1996-1997).

Maria F. Dwyer (43)

Year of Election or Appointment: 2002

Treasurer of Municipal Money Market. She also serves as Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Stanley N. Griffith (55)

Year of Election or Appointment: 1998

Assistant Vice President of Municipal Money Market. Mr. Griffith is Assistant Vice President of Fidelity's Fixed-Income Funds (1998), Assistant Secretary of FIMM (1998), Vice President of Fidelity Investments' Fixed-Income Division (1998), and is an employee of FMR.

John H. Costello (56)
Year of Election or Appointment: 1986 Assistant Treasurer of Municipal Money Market. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (55)

Year of Election or Appointment: 2002

Assistant Treasurer of Municipal Money Market. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), Compliance Officer of FMR Corp., and Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002) and Fidelity Management & Research (Far East) Inc. (1991-2002).

Thomas J. Simpson (44)

Year of Election or Appointment: 1996

Assistant Treasurer of Municipal Money Market. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on September 18, 2002. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To continue the effectiveness of Article VII, Section 7.04 of the Trust Instrument.*
	# of Votes	% of Votes
Affirmative	6,511,783,345.779	89.614
Against	329,788,951.355	4.539
Abstain	424,881,474.307	5.847
TOTAL	7,266,453,771.441	100.000
PROPOSAL 2
To authorize the Trustees to increase the maximum number of Trustees.*
	# of Votes	% of Votes
Affirmative	6,174,927,725.188	84.970
Against	712,670,799.143	9.807
Abstain	379,594,777.110	5.223
TOTAL	7,267,193,301.441	100.000
PROPOSAL 3
To authorize the Trustees to clarify the scope of the Trustees' authority regarding reorganization or termination.*
	# of Votes	% of Votes
Affirmative	6,439,152,741.466	88.615
Against	425,316,228.980	5.853
Abstain	401,984,800.995	5.532
TOTAL	7,266,453,771.441	100.000
PROPOSAL 4
To authorize the Trustees to enter into management contracts on behalf of a new fund.*
	# of Votes	% of Votes
Affirmative	6,338,720,043.337	87.233
Against	515,498,905.709	7.094
Abstain	412,234,822.395	5.673
TOTAL	7,266,453,771.441	100.000
PROPOSAL 5
To elect the thirteen nominees specified below as Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	6,851,815,006.821	94.284
Withheld	415,378,294.620	5.716
TOTAL	7,267,193,301.441	100.000
Ralph F. Cox
Affirmative	6,844,170,409.986	94.179
Withheld	423,022,891.455	5.821
TOTAL	7,267,193,301.441	100.000
Phyllis Burke Davis
Affirmative	8,837,990,754.536	94.094
Withheld	429,202,546.905	5.906
TOTAL	7,267,193,301.441	100.000
Robert M. Gates
Affirmative	6,848,331,141.026	94.236
Withheld	418,862,160.415	5.764
TOTAL	7,267,193,301.441	100.000
Abigail P. Johnson
Affirmative	6,843,142,530.031	94.165
Withheld	424,050,771.410	5.835
TOTAL	7,267,193,301.441	100.000
Edward C. Johnson 3d
Affirmative	6,841,466,145.606	94.142
Withheld	425,727,155.835	5.858
TOTAL	7,267,193,301.441	100.000
Donald J. Kirk
Affirmative	6,851,738,187.326	94.283
Withheld	415,455,114.115	5.717
TOTAL	7,267,193,301.441	100.000
Marie L. Knowles
Affirmative	6,857,370,417.961	94.361
Withheld	409,822,883.480	5.639
TOTAL	7,267,193,301.441	100.000
	# of Votes	% of Votes
Ned C. Lautenbach
Affirmative	6,851,940,663.636	94.286
Withheld	415,252,637.805	5.714
TOTAL	7,267,193,301.441	100.000
Peter S. Lynch
Affirmative	6,853,081,588.471	94.302
Withheld	414,111,712.970	5.698
TOTAL	7,267,193,301.441	100.000
Marvin L. Mann
Affirmative	6,848,011,036.871	94.232
Withheld	419,182,264.570	5.768
TOTAL	7,267,193,301.441	100.000
William O. McCoy
Affirmative	6,849,963,495.721	94.259
Withheld	417,229,805.720	5.741
TOTAL	7,267,193,301.441	100.000
William S. Stavropoulos
Affirmative	6,831,136,964.061	94.000
Withheld	436,056,337.380	6.000
TOTAL	7,267,193,301.441	100.000
PROPOSAL 7
To approve an amended management contract for the fund.
	# of Votes	% of Votes
Affirmative	5,046,054,134.027	87.904
Against	334,832,190.010	5.833
Abstain	359,512,194.696	6.263
TOTAL	5,740,398,518.733	100.000
PROPOSAL 9
To modify the fund's fundamental 80% investment policy.
	# of Votes	% of Votes
Affirmative	4,976,361,201.653	86.690
Against	416,583,815.785	7.257
Abstain	347,195,018.295	6.048
Broker Non-Votes	258,483.00	0.005
TOTAL	5,740,398,518.733	100.000
PROPOSAL 10
To eliminate a fundamental investment policy of the fund.
	# of Votes	% of Votes
Affirmative	4,859,240,460.178	84.650
Against	507,217,769.587	8.835
Abstain	373,681,805.968	6.510
Broker Non-Votes	258,483.000	0.005
TOTAL	5,740,398,518.733	100.000
PROPOSAL 12
To amend the fund's fundamental investment limitation concerning diversification.
	# of Votes	% of Votes
Affirmative	4,938,834,767.490	86.036
Against	441,501,594.220	7.691
Abstain	359,803,674.023	6.268
Broker Non-Votes	258,483.000	0.005
TOTAL	5,740,398,518.733	100.000
PROPOSAL 13
To amend the fund's fundamental investment limitation concerning underwriting.
	# of Votes	% of Votes
Affirmative	4,884,722,483.183	85.094
Against	487,487,074.287	8.492
Abstain	367,930,478.263	6.409
Broker Non-Votes	258,483.000	0.005
TOTAL	5,740,398,518.733	100.000
PROPOSAL 14
To amend the fund's fundamental investment limitation concerning lending.
	# of Votes	% of Votes
Affirmative	4,865,006,428.403	84.750
Against	510,701,402.747	8.896
Abstain	364,432,204.583	6.349
Broker Non-Votes	258,483.000	0.005
TOTAL	5,740,398,518.733	100.000
*Denotes trust-wide proposals and voting results.

Annual Report

Investment Adviser

Fidelity Management & Research
Company
Boston, MA

Investment Sub-Adviser

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Money Management, Inc.

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Servicing Agents

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New York, NY
and
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Money Market

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The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

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www.fidelity.com

Spartan®

Municipal
Money

Fund

Annual Report

August 31, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Accountants	<Click Here>	The auditors' opinion.
Trustees and Officers	<Click Here>
Proxy Voting Results	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, the Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

As the first anniversary of September 11 approached, new concerns about terrorism and a continued deterioration of investor confidence kept U.S. equity performance on its year-long downward path. With investor appetite for risk dwindling, U.S. Treasury bonds - traditionally a haven from stock market and geopolitical turbulence - were in strong demand. As a result, the securities outperformed nearly all other asset classes year-to-date through August.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. You should also keep money you'll need in the near future in a more stable investment.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income, but does not include the effect of the fund's former $5 account closeout fee on an average-sized account. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended August 31, 2002	Past 1 year	Past 5 years	Past 10 years
Spartan ® Municipal Money	1.48%	15.74%	34.88%
All Tax-Free Money Market Funds Average	1.12%	13.96%	30.11%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year, five years or ten years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the all tax-free money market funds average, which reflects the performance of all tax-free money market funds with similar objectives tracked by iMoneyNet, Inc. The past one year average represents a peer group of 525 money market funds.

Average Annual Total Returns

Periods ended August 31, 2002	Past 1 year	Past 5 years	Past 10 years
Spartan Municipal Money	1.48%	2.97%	3.04%
All Tax-Free Money Market Funds Average	1.12%	2.64%	2.66%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Annual Report

Performance - continued

Yields

	9/2/02	6/3/02	2/25/02	12/3/01	9/3/01

Spartan Municipal Money Fund	1.25%	1.32%	1.24%	1.65%	2.10%

If Fidelity had not reimbursed certain fund expenses	1.15%	1.22%	1.14%	1.55%	2.00%

All Tax-Free Money Market Funds Average	0.88%	1.09%	0.89%	1.28%	1.78%

Spartan Municipal Money Fund - Tax-equivalent	1.92%	2.03%	1.91%	2.54%	3.23%

If Fidelity had not reimbursed certain fund expenses	1.77%	1.88%	1.75%	2.38%	3.08%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. If the adviser had not reimbursed certain portfolio expenses during the periods shown, the yields would have been lower. You can compare these yields to the all tax-free money market funds average as tracked by iMoneyNet, Inc. Or you can look at the fund's tax-equivalent yield, which assumes you're in the 35% federal tax bracket. A portion of the fund's income may be subject to the federal alternative minimum tax.

A money market fund's total returns and yields will vary, and reflect past results rather than predict future performance.

Comparing
Performance

Yields on tax-free investments are usually lower than yields on taxable investments. However, a straight comparison between the two may be misleading because it ignores the way taxes reduce taxable returns. Tax-equivalent yield - the yield you'd have to earn on a similar taxable investment to match the tax-free yield - makes the comparison more meaningful. Keep in mind that the U.S. government neither insures nor guarantees a money market fund. In fact, there is no assurance that a money fund will maintain a $1 share price.

3

Annual Report

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)
An interview with Norm Lind, Portfolio Manager of Spartan Municipal Money Fund

Q. Norm, what was the investment environment like during the 12 months that ended August 31, 2002?

A. As the period began, there was uncertainty about the direction of the U.S. economy. Some market observers felt that a series of cuts in short-term interest rates implemented by the Federal Reserve Board through the first eight months of 2001 would stimulate the economy. Others remained concerned that economic growth would remain anemic. Thoughts of an imminent recovery disappeared rapidly in the wake of the September 11 terror attacks. The Fed responded by aggressively lowering the rate banks charge each other for overnight loans - known as the fed funds target rate - bringing it to 1.75% at the end of 2001, its lowest level in 40 years. As we entered 2002, market participants became more optimistic about the U.S. economy. Preliminary data showed U.S. gross domestic product growing at an annual rate of 6.5% in the first quarter. Investors believed that growth at this level would spur the Fed to raise short-term rates, and money market yields rose in response. However, further analysis showed that much of the first-quarter growth in GDP was due to inventory adjustments, and additional data demonstrated some uncertainty about the future course of the economy. First quarter GDP was eventually revised downward to 5.0%, and GDP growth in the second quarter slowed to 1.1%. Rising unemployment and sluggish corporate spending increased skepticism about the pace and strength of the recovery. While the Fed kept short-term rates unchanged, in August it switched from a neutral stance toward the future direction of interest rates to a bias toward lowering rates in order to support the economic rebound.

Q. How did the slowing economy influence the fiscal health of state and local governments?

A. Fiscal and economic weakness led to declining revenues, causing difficulty for state and local governments. Because of the extended prosperity of the 1990s, many officials had very little experience managing the obstacles created by this down part of the economic cycle. Amid the boom times of the 1990s, government officials were able to cut taxes and increase spending. Now, most state and local governments are faced with the prospect of raising taxes and scaling back programs in order to balance their budgets.

Q. What was your strategy with the fund?

A. It was conservative. With the weakening economy adding some instability to municipal fiscal health, I became even more selective and vigilant regarding the creditworthiness of issuers. I focused on state and local governments and agencies that practiced fiscal responsibility. I also increased the fund's stake in insured bonds, and gravitated toward money market securities backed by reliable, economically resilient revenue streams, such as water and sewer utilities. I kept the fund's average maturity somewhat short relative to its competitors, because the yield curve was flat. In other words, yields on longer-term money market securities offered little, if any, yield advantage over shorter-term alternatives. Several factors conspired to create a flat yield curve, including widespread sentiment that interest rates would remain relatively steady, a rash of new supply by municipalities looking to cover budget shortfalls and strong demand from investors seeking refuge from a struggling equity market.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. How did the fund perform?

A. The fund's seven-day yield on August 31, 2002, was 1.20%, compared to 2.15% 12 months ago. The latest yield was the equivalent of a 1.85% taxable yield for investors in the 35% federal income tax bracket. Through August 31, 2002, the fund's 12-month total return was 1.48%, compared to 1.12% for the all tax-free retail money market funds average, according to iMoneyNet, Inc.

Q. What's your outlook, Norm?

A. At this point, market observers are cautiously analyzing emerging economic data to gain some insight into the future direction of the economy and interest rates. There are no signs that economic growth will pick up dramatically. At the same time, there are no indications that the U.S. economy will suffer a further decline. I'm uncertain about how long the economy and interest rates will remain at subdued levels. As such, I intend to maintain a conservative approach with the fund for the foreseeable future.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: federally tax-exempt income with share-price stability by investing in high-quality, short-term municipal securities

Fund number: 460

Trading symbol: FIMXX

Start date: January 14, 1991

Size: as of August 31, 2002, more than $2.7 billion

Manager: Norm Lind, since 2001; manager, various Fidelity and Spartan municipal money market funds; joined Fidelity in 1986

3

Annual Report

Investment Changes

Maturity Diversification
Days	% of fund's investments 8/31/02	% of fund's investments 2/28/02	% of fund's investments 8/31/01
0 - 30	82.9	77.0	74.2
31 - 90	9.1	9.5	11.4
91 - 180	2.5	6.5	6.8
181 - 397	5.5	7.0	7.6
Weighted Average Maturity
	8/31/02	2/28/02	8/31/01
Spartan Municipal Money Fund	30 Days	34 Days	41 Days
All Tax-Free Money Market Funds Average *	47 Days	38 Days	39 Days
Asset Allocation (% of fund's net assets)
As of August 31, 2002	As of February 28, 2002
Variable Rate Demand Notes (VRDNs) 66.8%	Variable Rate Demand Notes (VRDNs) 62.7%
Commercial Paper (including CP Mode) 6.1%	Commercial Paper (including CP Mode) 9.8%
Tender Bonds 3.6%	Tender Bonds 4.9%
Municipal Notes 7.6%	Municipal Notes 10.6%
Municipal Money Market Funds 10.9%	Other Investments 7.9%
Other Investments 1.5%	Net Other Assets 4.1%
Net Other Assets 3.5%

*Source: iMoneyNet, Inc.

Annual Report

Investments August 31, 2002

Showing Percentage of Net Assets

Municipal Securities - 96.5%
	Principal Amount (000s)	Value (Note 1) (000s)
Alabama - 1.4%
Birmingham Pub. Park & Recreation Board Rev. (McWane Ctr. Proj.) Series 1997, 1.51%, LOC Amsouth Bank NA, Birmingham, VRDN (b)	$ 3,100	$ 3,100
Cap. City Edl. Bldg. Auth. Rev. (Montgomery Academy Proj.) Series 1999 B, 1.45%, LOC Amsouth Bank NA, Birmingham, VRDN (b)	5,400	5,400
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series C, 1.9%, VRDN (b)	3,000	3,000
Fultondale Indl. Dev. Board (Melsur Corp. Proj.) Series 2000, 1.5%, LOC Key Bank NA, VRDN (b)(e)	4,875	4,875
Huntsville Health Care Auth. Rev. Series 1998, 1.46%, LOC Amsouth Bank NA, Birmingham, VRDN (b)	6,100	6,100
Montgomery Baptist Med. Ctr. Spl. Care Facilities Fing. Auth. Rev. (Baptist Med. Ctr. Proj.) Series 1994 A, 1.46%, LOC Amsouth Bank NA, Birmingham, VRDN (b)	15,000	15,000
Montgomery Indl. Dev. Board Rev. (Contech Construction Proj.) Series 1996, 1.65%, LOC Mellon Bank NA, Pittsburgh, VRDN (b)(e)	2,400	2,400
		39,875
Alaska - 1.7%
Alaska Hsg. Fin. Corp. Participating VRDN:
Series BA 97 F, 1.46% (Liquidity Facility Bank of America NA) (b)(g)	9,285	9,285
Series FRRI 98 2, 1.5% (Liquidity Facility Bank of New York NA) (b)(g)	5,640	5,640
Series FRRI 99 2, 1.5% (Liquidity Facility Bank of New York NA) (b)(g)	3,300	3,300
Series Merlots 99 D, 1.47% (Liquidity Facility Wachovia Bank NA) (b)(g)	3,700	3,700
Valdez Marine Term. Rev.:
Bonds (Phillips Petroleum Co. Proj.) Series 1994 C, 2.9%, tender 1/1/03 (b)	9,600	9,600
Participating VRDN Series MS 98 146, 1.44% (Liquidity Facility Morgan Stanley) (b)(g)	15,500	15,500
		47,025
Arizona - 1.5%
Arizona Salt River Agric. Impt. & Pwr. District Rev. Participating VRDN Series EGL 02 0301, 1.45% (Liquidity Facility Citibank NA, New York) (b)(g)	8,495	8,495
Arizona School Facilities Board Rev. Participating VRDN Series MS 00 497, 1.44% (Liquidity Facility Morgan Stanley) (b)(g)	6,689	6,689
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Arizona - continued
Arizona Univ. Revs. Participating VRDN Series Putters 270, 1.46% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	$ 3,130	$ 3,130
Maricopa County Indl. Dev. Auth. Indl. Dev. Rev. Bonds (American Wtr. Corp. Proj.) Series 1988, 1.8% tender 10/8/02, CP mode (e)	3,635	3,635
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series C, 1.8%, LOC Toronto-Dominion Bank, VRDN (b)	3,300	3,300
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. Participating VRDN Series PT 1082, 1.48% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	6,680	6,680
Pima County Indl. Dev. Auth. Single Family Hsg. Rev. Participating VRDN Series RF 99 5, 1.56% (Liquidity Facility Bank of New York NA) (b)(e)(g)	5,475	5,475
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.:
Participating VRDN Series MS 00 274, 1.44% (Liquidity Facility Morgan Stanley) (b)(g)	1,600	1,600
Series 1997 A, 1.6% 9/6/02, CP	3,800	3,800
		42,804
Arkansas - 0.2%
Arkansas Dev. Fin. Auth. Envir. Facilities Rev. (Teris LLC Proj.) 1.45%, LOC Wachovia Bank NA, VRDN (b)(e)	3,300	3,300
Pine Bluff Indl. Dev. Rev. (Rolling Pin Corp. Proj.) Series 1998, 1.55%, LOC Wells Fargo Bank NA, San Francisco, VRDN (b)(e)	1,700	1,700
		5,000
California - 3.8%
California Gen. Oblig. RAN:
Series 2002 A, 2.5% 10/25/02	15,000	15,017
Series 2002 B, 3% 11/27/02	75,200	75,411
California Statewide Cmnty. Dev. Auth. Rev. Bonds (Kaiser Permanente Health Sys. Proj.):
Series 2001 A, 2%, tender 1/2/03 (b)	5,700	5,700
Series 2002 B, 2.25%, tender 2/1/03 (b)	8,750	8,750
Los Angeles Reg'l. Arpt. Impt. Rev. (Compagne Nationale Air France Int'l. Arpt. Proj.) 1.5%, LOC Societe Generale, VRDN (b)(e)	1,425	1,425
		106,303
Colorado - 1.0%
Adams County Rev. (Adams Mental Health Foundation Prog.) Series 1997, 1.55%, LOC Bank One, Colorado NA, VRDN (b)	1,675	1,675
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Colorado - continued
Aurora Multi-family Hsg. Rev. (Aurora Meadows Apts. Proj.) Series 1996, 1.6%, LOC Fannie Mae, VRDN (b)(e)	$ 5,100	$ 5,100
Colorado Health Facilities Auth. Rev. (Boulder Cmnty. Hosp. Proj.) Series 2000, 1.5%, LOC Bank One, Colorado NA, VRDN (b)	4,500	4,500
Denver City & County Arpt. Rev. Participating VRDN Series Merlots 97 Q, 1.47% (Liquidity Facility Wachovia Bank NA) (b)(g)	3,160	3,160
Dove Valley Metro. District Arapahoe County Bonds 2.25%, tender 11/1/02, LOC BNP Paribas SA (b)	2,835	2,835
Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series MS 01 679, 1.44% (Liquidity Facility Morgan Stanley) (b)(g)	3,950	3,950
Southern Ute Indian Tribe of Southern Ute Indian Reservation Bonds 1.62%, tender 8/7/03 (b)	3,200	3,200
Westminster County Multi-family Hsg. Rev. (Lakeview Apts. Proj.) Series 1997, 1.6%, LOC Fannie Mae, VRDN (b)(e)	2,600	2,600
		27,020
District Of Columbia - 0.6%
District of Columbia Gen. Oblig. Participating VRDN Series Putters 214, 1.46% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	4,995	4,995
District of Columbia Hsg. Fin. Agcy. Single Family Mtg. Rev. Participating VRDN Series RF 00 4, 1.61% (Liquidity Facility Bank of New York NA) (b)(e)(g)	2,150	2,150
Metro. Washington Arpt. Auth. Sys. Rev. 1.4% (FSA Insured), VRDN (b)(e)	8,500	8,500
		15,645
Florida - 6.8%
Dade County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1993, 1.95%, VRDN (b)	2,300	2,300
Escambia County Hsg. Fin. Rev. Participating VRDN Series RF 00 15, 1.56% (Liquidity Facility Bank of New York NA) (b)(e)(g)	2,950	2,950
Florida Board of Ed. Participating VRDN Series MSTC 01 131, 1.8% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(g)	10,000	10,000
Florida Board of Ed. Cap. Outlay Participating VRDN Series MSTC 01 161, 1.8% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(g)	9,995	9,995
Florida Board of Ed. Pub. Ed. Participating VRDN Series SGA 00 102, 1.8% (Liquidity Facility Societe Generale) (b)(g)	20,400	20,400
Florida Dept. Envir. Protection Preservation Rev. Participating VRDN Series MS 01 634, 1.44% (Liquidity Facility Morgan Stanley) (b)(g)	10,000	10,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Florida - continued
Florida Gulf Coast Univ. Foundation, Inc. Ctfs. of Prtn. 1.45%, LOC Wachovia Bank NA, VRDN (b)	$ 3,625	$ 3,625
Florida Local Govt. Fin. Auth. Rev. Series A, 1.4% 12/20/02, LOC Wachovia Bank NA, CP	5,330	5,330
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Participating VRDN Series PA 535, 1.53% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	4,795	4,795
Jacksonville Gen. Oblig. 1.4% 10/11/02, CP	6,880	6,880
Jacksonville Poll. Cont. Rev.:
Bonds (Florida Pwr. & Lt. Co. Proj.) Series 1994, 1.45% tender 10/1/02, CP mode	5,810	5,810
(Florida Pwr. & Lt. Co. Proj.) 2%, VRDN (b)	18,625	18,625
Lee County Hosp. Board of Directors Hosp. Rev. (Lee Memorial Health Sys. Proj.):
Series 1985 C, 1.5%, VRDN (b)	20,000	20,000
Series 1985 D, 1.5%, VRDN (b)	4,000	4,000
Series 1995 A, 1.95%, VRDN (b)	4,900	4,900
Series 1997 B, 1.95%, VRDN (b)	9,800	9,800
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 1.8%, VRDN (b)	27,600	27,600
Putnam County Dev. Auth. Poll. Cont. Rev. (Seminole Elec. Coop., Inc. Proj.) Series 1984 S, 1.6% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	3,625	3,625
Sarasota County Pub. Hosp. District Hosp. Rev. Bonds (Sarasota Memorial Hosp. Proj.) Series A:
1.45% tender 9/3/02, CP mode	6,600	6,600
1.45% tender 10/1/02, CP mode	3,300	3,300
Sunshine State Govt. Fing. Commission Rev. Series B, 1.4% 9/3/02 (FGIC Insured), CP	1,770	1,770
Tampa Bay Wtr. Util. Sys. Rev. Participating VRDN Series MS 98 112, 1.44% (Liquidity Facility Morgan Stanley) (b)(g)	4,885	4,885
		187,190
Georgia - 3.2%
Atlanta Arpt. Rev. Participating VRDN Series SG 140, 1.46% (Liquidity Facility Societe Generale) (b)(g)	10,000	10,000
Atlanta Urban Residential Fin. Auth. Multi-family Rev. (Carver Redev. Partnership I LP Proj.) 1.5%, LOC Suntrust Bank, VRDN (b)(e)	3,500	3,500
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) Series 1998, 1.8%, VRDN (b)	14,900	14,900
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
Bonds (Georgia Pwr. Co. Plant Vogtle Proj.) First Series 2000, 1.75%, tender 3/3/03 (b)	2,600	2,600
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Georgia - continued
Burke County Indl. Dev. Auth. Poll. Cont. Rev.: - continued
Participating VRDN Series FRRI 01 L27, 1.5% (Liquidity Facility Lehman Brothers, Inc.) (b)(g)	$ 5,500	$ 5,500
(Georgia Pwr. Co. Plant Vogtle Proj.) Third Series 1994, 1.9%, VRDN (b)	3,400	3,400
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Lenox Pointe Proj.) Series 1996 A, 1.45%, LOC Southtrust Bank NA, VRDN (b)	10,705	10,705
Floyd County Dev. Auth. Rev. (Darlington School Proj.) Series 2000, 1.45%, LOC Suntrust Bank, VRDN (b)	16,400	16,400
Fulton County Hsg. Auth. Rev. 1.51%, VRDN (b)	10,500	10,500
Georgia Muni. Elec. Auth. Bonds (Gen. Resolution Projs.) Series 1985 A, 1.4% tender 9/3/02, LOC JPMorgan Chase Bank, CP mode	3,000	3,000
Gwinnett County Wtr. & Swr. Auth. Rev. Participating VRDN Series Floaters 01 675, 1.44% (Liquidity Facility Morgan Stanley) (b)(g)	5,900	5,900
Paulding County Indl. Bldg. Auth. Rev. (Cadillac Products, Inc. Proj.) Series 1994, 1.55%, LOC Bank One NA, Michigan, VRDN (b)(e)	1,700	1,700
		88,105
Hawaii - 0.6%
Hawaii Gen. Oblig. Participating VRDN Series MS 01 485, 1.44% (Liquidity Facility Morgan Stanley) (b)(g)	7,430	7,430
Honolulu City & County Gen. Oblig. Bonds Series 2001 C, 2.85%, tender 12/4/02 (FGIC Insured) (b)	8,100	8,116
		15,546
Illinois - 11.2%
Belvidere Indl. Dev. Rev. (R&D Thiel, Inc. Proj.) Series 1996, 1.6%, LOC U.S. Bank NA, Cincinnati, VRDN (b)(e)	1,600	1,600
Champaign County Cmnty. Unit School District #116 Urbana Participating VRDN Series Floaters 01 669, 1.44% (Liquidity Facility Morgan Stanley) (b)(g)	7,105	7,105
Chicago Board of Ed. Participating VRDN:
Series BA 96 BB, 1.56% (Liquidity Facility Bank of America NA) (b)(g)	11,100	11,100
Series Merlots 97 E, 1.47% (Liquidity Facility Wachovia Bank NA) (b)(g)	3,125	3,125
Series MS 01 566, 1.44% (Liquidity Facility Morgan Stanley) (b)(g)	5,000	5,000
Series Putters 199, 1.46% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	10,610	10,610
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Chicago Board of Ed. Participating VRDN: - continued
Series SGA 98, 1.46% (Liquidity Facility Societe Generale) (b)(g)	$ 7,820	$ 7,820
Chicago Gen. Oblig.:
Bonds 5.625% 1/1/23 (FGIC Insured) (Pre-Refunded to 1/1/03 @ 102) (f)	2,600	2,683
Participating VRDN Series Merlots 00 A12, 1.47% (Liquidity Facility Wachovia Bank NA) (b)(g)	2,715	2,715
Chicago Midway Arpt. Rev. Participating VRDN Series Putters 229, 1.46% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	5,680	5,680
Chicago Rev. (HomeStart Prog.) Series 2000 A, 1.5%, LOC Northern Trust Co., Chicago, LOC Bank One NA, VRDN (b)	22,000	22,000
Chicago Wtr. Rev. Participating VRDN:
Series Merlots 00 TT, 1.47% (Liquidity Facility Wachovia Bank NA) (b)(g)	2,600	2,600
Series Merlots 97 V, 1.47% (Liquidity Facility Wachovia Bank NA) (b)(g)	4,660	4,660
Series MS 01 560, 1.44% (Liquidity Facility Morgan Stanley) (b)(g)	10,000	10,000
Cook & Kelb County Unified School District #300 Participating VRDN Series EGL 00 1310, 1.45% (Liquidity Facility Citibank NA, New York) (b)(g)	14,850	14,850
Cook County Gen. Oblig. Participating VRDN Series EGL 01 1302, 1.45% (Liquidity Facility Citibank NA, New York) (b)(g)	16,850	16,850
Danville Indl. Dev. Rev. (Freight Car Svcs., Inc. Proj.) 1.7%, LOC Fleet Nat'l. Bank, VRDN (b)(e)	5,200	5,200
Glendale Heights Multi-family Hsg. Rev. Participating VRDN Series PT 106, 1.46% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	1,440	1,440
Illinois Dev. Fin. Auth. Envir. Facilities Rev. Bonds (American Wtr. Corp. Proj.) Series 1997, 2.15% tender 9/9/02, CP mode (e)	6,725	6,725
Illinois Dev. Fin. Auth. Indl. Dev. Rev.:
(Belmont Steel Proj.) Series 1991, 1.5%, LOC Lasalle Bank NA, VRDN (b)(e)	2,300	2,300
(Camcraft Proj.) Series 1993, 1.5%, LOC American Nat'l. Bank & Trust, Chicago, VRDN (b)(e)	100	100
(Chicago Fineblanking Corp. Proj.) 1.7%, LOC Bank One NA, Michigan, VRDN (b)(e)	1,300	1,300
(Cloverhill Pastry Vend Corp. Proj.) 1.5%, LOC American Nat'l. Bank & Trust, Chicago, VRDN (b)(e)	4,350	4,350
(Mapes & Sprowl Steel Ltd. Proj.) Series 1996 A, 1.65%, LOC Lasalle Bank NA, VRDN (b)(e)	1,500	1,500
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Illinois Dev. Fin. Auth. Indl. Dev. Rev.: - continued
(Yale-South Haven Proj.) Series 1994, 1.7%, LOC Bank One, Indiana NA, VRDN (b)(e)	$ 1,470	$ 1,470
Illinois Dev. Fin. Auth. Rev. (Illinois Valley Cmnty. Hosp. Proj.) Series 1999 D1, 1.5%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	4,000	4,000
Illinois Ed. Facilities Auth. Rev. Bonds (Univ. of Chicago Proj.) Series B3, 2.1%, tender 10/2/02 (b)	7,000	7,000
Illinois Edl. Facilities Auth. Revs. Participating VRDN Series Merlots 97 U, 1.47% (Liquidity Facility Wachovia Bank NA) (b)(g)	4,535	4,535
Illinois Gen. Oblig.:
Participating VRDN:
Series EGL 00 1304, 1.45% (Liquidity Facility Citibank NA, New York) (b)(g)	2,600	2,600
Series EGL 01 1307, 1.45% (Liquidity Facility Citibank NA, New York) (b)(g)	10,675	10,675
Series MS 98 143, 1.44% (Liquidity Facility Morgan Stanley) (b)(g)	13,560	13,560
Series Putters 133, 1.46% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(g)	7,540	7,540
Series ROC 00 10, 1.45% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(g)	6,200	6,200
RAN 3% 4/15/03	16,300	16,462
Illinois Health Facilities Auth. Rev.:
(Blessing Hosp. Proj.) Series 1999 B, 1.45% (Liquidity Facility Bank One, Illinois NA), VRDN (b)	3,300	3,300
(Little Co. of Mary Hosp. Proj.) Series 1997 B, 1.48% (MBIA Insured), VRDN (b)	18,005	18,005
(Southern Illinois Health Care Proj.) 1.5% (MBIA Insured), VRDN (b)	2,300	2,300
(Univ. of Chicago Hosps. Proj.) Series 1998, 1.8% (MBIA Insured), VRDN (b)	7,300	7,300
Illinois Reg'l. Trans. Auth. Participating VRDN:
Series EGL 01 1306, 1.45% (Liquidity Facility Citibank NA, New York) (b)(g)	19,275	19,275
Series Merlots 01 A73, 1.47% (Liquidity Facility Wachovia Bank NA) (b)(g)	5,000	5,000
Series Merlots 02 A24, 1.47% (Liquidity Facility Wachovia Bank NA) (b)(g)	5,000	5,000
Series MSTC 9044, 1.54% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(g)	7,355	7,355
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Kane & DeKalb Counties Cmnty. Unit School District #302 Participating VRDN Series Putters 283, 1.46% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	$ 3,240	$ 3,240
Metro. Pier & Exposition Auth. Dedicated State Tax Rev. Participating VRDN Series EGL 02 6001, 1.45% (Liquidity Facility Citibank NA, New York) (b)(g)	5,400	5,400
Univ. of Illinois Univ. Revs. Participating VRDN Series SG 65, 1.42% (Liquidity Facility Societe Generale) (b)(g)	5,705	5,705
		307,235
Indiana - 1.7%
Indianapolis Arpt. Auth. Rev. Participating VRDN Series SGA 31, 1.46% (Liquidity Facility Societe Generale) (b)(g)	7,435	7,435
Indianapolis Econ. Dev. Rev.:
(EPI Printers, Inc. Proj.) Series 1995, 1.65%, LOC Comerica Bank, Detroit, VRDN (b)(e)	705	705
(Morningside of College Park) Series 1993, 1.47%, LOC Bank One, Indiana NA, VRDN (b)	5,505	5,505
(US LLC Proj.) Series 1996, 1.7%, LOC Bank One, Indiana NA, VRDN (b)(e)	455	455
Indianapolis Gas Util. Sys. Rev. 1.4% 9/10/02, CP	2,300	2,300
Indianapolis Indl. Dev. Rev. (SOHL Assoc. LLC Proj.) Series 1995, 1.65%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)(e)	2,340	2,340
Lawrence County Indl. Dev. Rev. (D&M Tool Proj.) 1.56%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)(e)	1,000	1,000
Lebanon Econ. Dev. Rev. (White Castle Sys., Inc. Proj.) 1.6%, LOC Bank One NA, VRDN (b)(e)	1,135	1,135
Saint Joseph County Health Care Facilities (South Bend Med. Foundation Prog.) Series 2000, 1.5%, LOC Key Bank NA, VRDN (b)	3,300	3,300
Saint Joseph County Ind. Edl. Facilities Rev. (Univ. of Notre Dame Du Lac Proj.) 1.95% (Liquidity Facility Fifth Third Bank, Cincinnati) (Liquidity Facility Northern Trust Co., Chicago), VRDN (b)	4,800	4,800
Sullivan Poll. Cont. Rev. Bonds (Hoosier Energy Rural Elec. Coop. Proj.):
Series 1985 L3, 1.45% tender 10/1/02 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	3,000	3,000
Series 1985 L4, 1.45% tender 10/1/02 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	4,300	4,300
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Indiana - continued
Sullivan Poll. Cont. Rev. Bonds (Hoosier Energy Rural Elec. Coop. Proj.): - continued
Series 1985 L6, 1.45% tender 10/1/02 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	$ 3,200	$ 3,200
Whitley County Ind. Econ. Dev. Rev. (Chromasource, Inc. Proj.) 1.65%, LOC Nat'l. City Bank, Indiana, VRDN (b)(e)	6,600	6,600
		46,075
Iowa - 0.5%
Grinnell Hosp. Rev. (Grinnell Reg'l. Med. Ctr. Proj.) 1.9%, LOC U.S. Bank NA, Cincinnati, VRDN (b)	2,000	2,000
Iowa Fin. Auth. Wellness Facilities Rev. (Cmnty. Y Marshalltown Proj.) 1.45%, LOC Bank of America NA, VRDN (b)	7,100	7,100
Iowa School Cash Anticipation Prog. RAN Series B, 2.25% 1/30/03 (FSA Insured)	3,700	3,709
		12,809
Kansas - 0.9%
Burlington Poll. Cont. Rev. Bonds:
(Kansas Elec. Pwr. Coop., Inc. Proj.) Series 1985 C1, 1.45% tender 10/8/02 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	4,000	4,000
(Kansas Elec. Pwr. Coop., Inc. Proj.) Series 1985 C2, 1.45% tender 10/1/02 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	5,800	5,800
Kansas City Util. Sys. Rev. Participating VRDN Series FRRI 1, 1.5% (Liquidity Facility Bank of New York NA) (b)(g)	14,840	14,840
		24,640
Kentucky - 1.4%
Danville Multi-City Lease Rev. Bonds (Kentucky Muni. League Pooled Lease Fing. Prog.) 1.5% tender 10/10/02, LOC PNC Bank NA, Pittsburgh, CP mode	6,200	6,200
Franklin County Indl. Dev. Rev. (Certified Tool & Manufacturing Proj.) 1.7%, LOC Bank One NA, Chicago, VRDN (b)(e)	1,850	1,850
Jefferson County Hosp. Rev. Participating VRDN Series FRRI L4, 1.5% (Liquidity Facility Lehman Brothers, Inc.) (b)(g)	10,100	10,100
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 1993, 1.55% tender 9/12/02, CP mode	2,000	2,000
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.) Series 1984 B1, 1.6% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	5,200	5,200
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Kentucky - continued
Scott County Indl. Bldg. Rev. (Ropak Corp. Proj.) Series 1994, 1.7%, LOC Bank One NA, VRDN (b)(e)	$ 1,100	$ 1,100
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 1992 A, 1.5% tender 10/10/02, CP mode	13,800	13,800
		40,250
Louisiana - 1.7%
Louisiana Local Govt. Envir. Facilities Cmnty. Dev. Auth. Rev. (Shreveport/Independence Proj.) Series 2000, 1.5% (MBIA Insured), VRDN (b)	3,900	3,900
Louisiana Pub. Facilities Auth. Rev. (Equip. & Cap. Pooled Ln. Prog.) Series 2000, 1.46%, LOC KBC Bank NV, VRDN (b)	15,435	15,435
West Baton Rouge Parish Indl. District #3 Poll. Cont. Rev. Bonds (Dow Chemical Co. Proj.) 1.8% tender 9/3/02, CP mode	3,700	3,700
West Baton Rouge Parish Indl. District #3 Rev. (Dow Chemical Co. Proj.):
Series 1994 A, 2.15%, VRDN (b)(e)	13,400	13,400
Series 1995, 2.15%, VRDN (b)(e)	10,000	10,000
		46,435
Maryland - 0.5%
Anne Arundel County Econ. Dev. Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) 1.45% tender 10/1/02, CP mode (e)	3,700	3,700
Anne Arundel County Port Facilities Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985, 1.5% tender 11/1/02, CP mode	3,200	3,200
Baltimore County Poll. Cont. Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985:
1.5% tender 9/20/02, CP mode	2,255	2,255
1.65% tender 10/24/02, CP mode	1,000	1,000
Maryland Cmnty. Dev. Administration Dept. Hsg. & Cmnty. Dev. Bonds Series C, 1.65% 12/19/02 (e)	3,700	3,700
		13,855
Michigan - 4.3%
Chelsea Econ. Dev. Corp. Ltd. Oblig. Rev. (Silver Maples of Chelsea Proj.) Series 1996, 1.45%, LOC Comerica Bank, Detroit, VRDN (b)	7,270	7,270
Chippewa Valley Schools Participating VRDN Series MS 00 253, 1.44% (Liquidity Facility Morgan Stanley) (b)(g)	3,410	3,410
Clinton Econ. Dev. Corp. Rev. (Clinton Area Care Ctr. Proj.) 1.46%, LOC Northern Trust Co., Chicago, VRDN (b)	5,600	5,600
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Michigan - continued
Detroit City School District Participating VRDN Series Floaters 01 710, 1.44% (Liquidity Facility Morgan Stanley) (b)(g)	$ 8,300	$ 8,300
Detroit Swr. Disp. Rev.:
Bonds Series 2001 E, 2.12%, tender 10/3/02 (FGIC Insured) (b)	7,700	7,700
Participating VRDN Series Merlots 01 A112, 1.47% (Liquidity Facility Wachovia Bank NA) (b)(g)	5,270	5,270
Detroit Wtr. Supply Sys. Rev. Participating VRDN Series Merlots 00 D, 1.47% (Liquidity Facility Wachovia Bank NA) (b)(g)	2,100	2,100
Detroit Wtr. Sys. Rev. Participating VRDN Series EGL 99 2202, 1.45% (Liquidity Facility Citibank NA, New York) (b)(g)	3,900	3,900
Kent County Arpt. Facilities Rev. Participating VRDN Series MS 98 118, 1.44% (Liquidity Facility Morgan Stanley) (b)(g)	5,995	5,995
Michigan Bond Auth. Clean Wtr. Rev. Participating VRDN Series MSTC 02 204, 1.48% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(g)	4,895	4,895
Michigan Hosp. Fin. Auth. Rev. Participating VRDN Series 1997 X, 1.47% (Liquidity Facility Wachovia Bank NA) (b)(g)	4,100	4,100
Michigan Muni. Bond Auth. Rev. RAN Series C2, 2.25% 8/22/03, LOC JPMorgan Chase Bank	11,100	11,185
Michigan Strategic Fund Ltd. Oblig. Rev.:
Participating VRDN Series MS 00 382, 1.44% (Liquidity Facility Morgan Stanley) (b)(g)	8,745	8,745
(Dow Chemical Co. Proj.) Series 2000, 2.15%, VRDN (b)(e)	7,400	7,400
Michigan Strategic Fund Poll. Cont. Rev.:
Bonds (Dow Chemical Co. Proj.) Series 1987, 1.8% tender 9/3/02, CP mode	1,800	1,800
(Gen. Motors Corp. Proj.):
Series 1988 A, 1.75%, VRDN (b)	500	500
1.9%, VRDN (b)	8,075	8,075
Michigan Trunk Line Bonds Series 1992 A, 5.5% 10/1/21 (Pre-Refunded to 10/1/02 @ 100) (f)	16,345	16,393
Midland County Econ. Dev. Rev. (Dow Chemical Co. Proj.) Series 1993 B, 2.2%, VRDN (b)	3,200	3,200
Univ. of Michigan Univ. Revs. (Univ. Hosp. Proj.) Series 1995 A, 1.8%, VRDN (b)	1,825	1,825
		117,663
Minnesota - 1.0%
Dakota County Cmnty. Dev. Agcy. Single Family Rev. Participating VRDN Series PT 627, 1.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	4,640	4,640
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Minnesota - continued
Minneapolis & Saint Paul Hsg. Fin. Board Rev. Participating VRDN Series MS 01 634, 1.46% (Liquidity Facility Morgan Stanley) (b)(g)	$ 7,800	$ 7,800
Minneapolis & Saint Paul Metro. Arpts. Commission Arpt. Rev. Participating VRDN:
Series Merlots 00 ZZ, 1.47% (Liquidity Facility Wachovia Bank NA) (b)(g)	3,795	3,795
Series PT 1459, 1.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	5,750	5,750
Minnesota Pub. Facilities Auth. Wtr. Poll. Cont. Rev. Participating VRDN Series ROC II R 130, 1.45% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(g)	5,640	5,640
		27,625
Mississippi - 1.0%
Lowndes County Solid Waste Disp. Rev. (Weyerhaeuser Co. Proj.) Series 1999, 2.35%, VRDN (b)(e)	2,700	2,700
Mississippi Dev. Bank Spl. Oblig. Participating VRDN Series Merlots 00 HH, 1.47% (Liquidity Facility Wachovia Bank NA) (b)(g)	3,395	3,395
Mississippi Gen. Oblig. Participating VRDN:
Series EGL 99 2401, 1.45% (Liquidity Facility Citibank NA, New York) (b)(g)	3,600	3,600
Series Putters 138, 1.46% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(g)	9,975	9,975
Univ. of Mississippi Edl. Bldg. Corp. Rev. (Campus Impt. Proj.) Series 2000 A, 1.43% (MBIA Insured), VRDN (b)	8,500	8,500
		28,170
Missouri - 0.3%
Missouri Dev. Fin. Board Indl. Dev. Rev. ( Grange Foundry Proj.) Series 1996, 1.53%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)(e)	2,550	2,550
Missouri Envir. Impt. & Energy Resource Auth. Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) Series 1992, 2.3%, VRDN (b)	3,700	3,700
Missouri Hsg. Dev. Commonwealth Rev. Participating VRDN Series RF 00 19, 1.56% (Liquidity Facility Bank of New York NA) (b)(e)(g)	1,400	1,400
		7,650
Montana - 0.2%
Montana Board Invt. Resource Recovery Rev. Bonds (Colstrip Proj.) 1.75%, tender 3/1/03, LOC Dexia Cr. Local de France (b)(e)	4,955	4,955
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nebraska - 0.7%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Participating VRDN Series Merlots 00 UU, 1.52% (Liquidity Facility Wachovia Bank NA) (b)(e)(g)	$ 4,105	$ 4,105
Series 2002 F, 1.5% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	4,500	4,500
Nebraska Pub. Pwr. District Rev. Series A, 1.4% 9/20/02, CP	2,600	2,600
Omaha Gen. Oblig. Participating VRDN Series EGL 00 2701, 1.45% (Liquidity Facility Citibank NA, New York) (b)(g)	8,265	8,265
		19,470
Nevada - 1.2%
Clark County Gen. Oblig. Participating VRDN Series AAB 01 25, 1.45% (Liquidity Facility ABN-AMRO Bank NV) (b)(g)	19,505	19,505
Clark County School District Series 2001 A2, 1.85% (FSA Insured), VRDN (b)	6,280	6,280
Nevada Director of Dept. Commerce Indl. Dev. Rev. (Primex Corp. Proj.) 1.7%, LOC Bank One NA, Chicago, VRDN (b)(e)	1,305	1,305
Nevada Gen. Oblig. Participating VRDN Series SGB 31, 1.45% (Liquidity Facility Societe Generale) (b)(g)	6,000	6,000
		33,090
New Hampshire - 1.0%
Manchester Arpt. Rev. Series C, 1.45% (FSA Insured), VRDN (b)	9,915	9,915
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A, 1.5% tender 9/11/02, CP mode (e)	9,100	9,100
Series 1990 B, 1.65% tender 9/24/02, CP mode	4,000	4,000
New Hampshire Hsg. Fin. Auth. Single Family Rev. Participating VRDN Series Merlots 02 A4, 1.52% (Liquidity Facility Wachovia Bank NA) (b)(e)(g)	3,695	3,695
		26,710
New Jersey - 0.4%
New Jersey Gen. Oblig. TRAN 3% 6/12/03	12,100	12,240
New Mexico - 0.2%
Bernalillo County Gen. Oblig. BAN 3% 3/15/03	2,500	2,511
Espanol Indl. Dev. Rev. (Nambee Mills, Inc. Proj.) Series A, 1.65%, LOC Nat'l. City Bank, Indiana, VRDN (b)(e)	2,210	2,210
		4,721
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - 0.4%
Bank of New York Muni. Ctfs. trust various states Participating VRDN Series BNY 02 2, 1.65% (Liquidity Facility Bank of New York NA) (b)(g)	$ 3,390	$ 3,390
New York City Gen. Oblig. Bonds Series G, 4% 8/1/03	4,895	4,999
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2000 C, 1.85% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	4,000	4,000
		12,389
Non State Specific - 0.2%
Stephens Equity Trust III Participating VRDN Series 1996, 1.66% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)(g)	5,299	5,299
North Carolina - 1.3%
Catawba County Indl. Facilities & Poll. Cont. Fin. Auth. Rev. (Kroehler Furniture Proj.) Series 1998, 1.65%, LOC Nat'l. City Bank, VRDN (b)(e)	1,800	1,800
North Carolina Cap. Facilities Fin. Agcy. Student Rev. Series 2001 A, 1.5%, LOC Wachovia Bank NA, VRDN (b)	11,385	11,385
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Participating VRDN Series PA 685R, 1.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	4,995	4,995
Piedmont Triad Arpt. Auth. Spl. Facilities Rev. (Triad Int'l. Maintenance Corp. Proj.) Series 1989, 1.65%, LOC Citibank NA, New York, VRDN (b)(e)	8,300	8,300
Rockingham County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Philip Morris Cos. Proj.) 1.55%, VRDN (b)	7,200	7,200
Univ. of North Carolina Hosp. at Chapel Hill Rev. Series 2001 A, 1.88%, VRDN (b)	3,600	3,600
		37,280
North Dakota - 0.2%
Fargo Indl. Dev. Rev. (Owen Ind., Inc. Proj.) Series 1997, 1.55%, LOC Mellon Bank NA, Pittsburgh, VRDN (b)(e)	1,100	1,100
Hebron Indl. Dev. Rev. (Dacco, Inc. Proj.) 1.6%, LOC U.S. Bank NA, Cincinnati, VRDN (b)(e)	1,300	1,300
Ward County Health Care Facility Rev. Series 2002 A, 1.85%, LOC U.S. Bank NA, Cincinnati, VRDN (b)	2,500	2,500
		4,900
Ohio - 2.2%
Clark County Health Care Facilities Rev. (The Ohio Masonic Home Proj.) 1.46% (AMBAC Insured), VRDN (b)	7,140	7,140
Clark County Multi-family Rev. (The Ohio Masonic Home Proj.) Series 1999, 1.51% (AMBAC Insured), VRDN (b)	2,400	2,400
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Ohio - continued
Darke County Health Care Facilities Rev. (Brethren Retirement Cmnty. Proj.) 1.46%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	$ 6,000	$ 6,000
Hudson City Gen. Oblig. BAN 1.75% 11/27/02	5,715	5,717
Lorain County Independent Living Facilities Rev. (Elyria United Methodist Village Proj.) 1.47%, LOC Bank One NA, VRDN (b)	6,910	6,910
Montgomery County Health Care & Multi-family Hsg. Facilities Rev. (Franciscan St. Leonard Proj.) 1.46%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	16,000	16,000
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series A, 1.8%, LOC Barclays Bank PLC, VRDN (b)	3,600	3,600
Ohio Tpk. Commission Tpk. Rev. Participating VRDN Series MS 98 71, 1.44% (Liquidity Facility Morgan Stanley) (b)(g)	5,200	5,200
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (Philip Morris Co., Inc. Proj.) 1.55%, VRDN (b)	6,000	6,000
Summit County Indl. Dev. Rev. (Ganzhorn Properties Proj.) 1.7%, LOC Bank One, Texas NA, VRDN (b)(e)	810	810
		59,777
Oklahoma - 0.5%
Oklahoma Dev. Fin. Auth. Rev. (Continuing Care Cmnty. Proj.) Series 2002 C, 1.85%, LOC KBC Bank NV, VRDN (b)	2,900	2,900
Oklahoma Hsg. Fin. Agcy. Rev. Participating VRDN Series RF 00 5, 1.61% (Liquidity Facility Bank of New York NA) (b)(e)(g)	1,675	1,675
Tulsa County Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series MS 01 581, 1.51% (Liquidity Facility Morgan Stanley) (b)(e)(g)	7,725	7,725
Tulsa Int'l. Arpt. Gen. Rev. Participating VRDN Series BA 97 B1, 1.56% (Liquidity Facility Bank of America NA) (b)(e)(g)	2,750	2,750
		15,050
Oregon - 1.6%
Oregon Econ. Dev. Rev. (Behlen Manufacturing Co. Proj.) Series 172, 1.55%, LOC Lasalle Bank NA, VRDN (b)(e)	1,900	1,900
Oregon Health Hsg. Edl. & Cultural Facilities Auth. (Hillside Manor Proj.) Series 2000 A, 1.51%, LOC Bank One, Arizona NA, VRDN (b)	3,800	3,800
Oregon Hsg. & Cmnty. Svcs. Dept. Mtg. Rev. Bonds:
(Single Family Mtg. Prog.):
Series S, 2.03% 11/14/02	5,105	5,105
Series T, 2.12% 11/14/02 (e)	2,170	2,170
Series N, 2.6% 9/12/02 (e)	4,215	4,215
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Oregon - continued
Portland Econ. Dev. Rev. (Columbia Aluminum Recycling Proj.) 1.6%, LOC U.S. Bank NA, Cincinnati, VRDN (b)(e)	$ 2,400	$ 2,400
Portland Swr. Sys. Rev. Participating VRDN Series MS 00 386, 1.46% (Liquidity Facility Morgan Stanley) (b)(g)	18,800	18,800
Washington, Multnomah & Yamhill County School District #1J Participating VRDN Series Putters 171, 1.46% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	5,410	5,410
		43,800
Pennsylvania - 1.2%
Berks County Indl. Dev. Auth. Rev. (KTB Real Estate Partnership Proj.) 1.55%, LOC Wachovia Bank NA, VRDN (b)(e)	1,600	1,600
Delaware County Indl. Dev. Auth. Poll. Cont. Rev. (BP Oil, Inc. Proj.) Series 1985, 1.8% (British Petroleum Co. PLC Guaranteed), VRDN (b)	2,000	2,000
Erie County Gen. Oblig. TAN 2.75% 12/13/02	10,100	10,115
Northeastern Pennsylvania Hosp. & Edl. Auth. Health Care Rev. (Wyoming Valley Health Care Proj.) Series 1994 A, 1.55% (AMBAC Insured), VRDN (b)	4,000	4,000
Pennslyvania Economic Dev. Fing. Auth. Rev. (Dr. Gertrude Barber Ctr. Proj.) 1.4%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	6,700	6,700
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Bonds (Carlow College Proj.) Series 1997 B2, 2.15%, tender 11/1/02, LOC PNC Bank NA, Pittsburgh (b)	2,000	2,000
(Carnegie-Mellon Univ. Proj.) Series C, 1.8% (BPA JPMorgan Chase Bank), VRDN (b)	4,000	4,000
Philadelphia Auth. for Indl. Dev. Revs. (Cliveden-Maplewood Convalescent Ctr., Inc. Proj.) Series 1999, 1.4%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	2,000	2,000
		32,415
Rhode Island - 0.1%
Rhode Island Hsg. & Mtg. Fin. Corp. Participating VRDN Series Merlots 01 A31, 1.52% (Liquidity Facility Wachovia Bank NA) (b)(g)	2,970	2,970
South Carolina - 0.5%
South Carolina Jobs Econ. Dev. Auth. Econ. Dev. Rev. (Mohawk Ind., Inc. Proj.):
Series 1997 A, 1.54%, LOC Wachovia Bank NA, VRDN (b)(e)	1,000	1,000
Series 1997 B, 1.54%, LOC Wachovia Bank NA, VRDN (b)(e)	1,200	1,200
Series C, 1.54%, LOC Wachovia Bank NA, VRDN (b)(e)	2,325	2,325
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
South Carolina - continued
Western Carolina Reg'l. Swr. Auth. Swr. Sys. Rev. Participating VRDN Series Floaters 01 606, 1.44% (Liquidity Facility Morgan Stanley) (b)(g)	$ 6,550	$ 6,550
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 1.65% tender 9/3/02, CP mode	2,000	2,000
		13,075
South Dakota - 0.7%
South Dakota Health & Edl. Facilities Auth. Rev. Participating VRDN Series Floaters PT 1406, 1.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	6,260	6,260
South Dakota Hsg. Dev. Auth. Participating VRDN Series Merlots 00 GGG, 1.52% (Liquidity Facility Wachovia Bank NA) (b)(e)(g)	12,140	12,140
		18,400
Tennessee - 2.8%
Knox County Health Edl. & Hsg. Facilities Board Rev. (Laughlin Memorial Hosp. Proj.) Series A1, 1.5%, LOC Amsouth Bank NA, Birmingham, VRDN (b)	7,500	7,500
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Participating VRDN Series Merlots 00 C, 1.52% (Liquidity Facility Wachovia Bank NA) (b)(e)(g)	5,200	5,200
Metro. Govt. Nashville & Davidson County Participating VRDN Series SGA 95 11, 1.46% (Liquidity Facility Societe Generale) (b)(g)	7,600	7,600
Metro. Govt. Nashville & Davidson County Health & Ed. Facilities Board Rev.:
Bonds (Ascension Health Cr. Group Proj.) Series B2, 2%, tender 1/3/03 (b)	10,000	10,000
(Vanderbilt Univ. Proj.) Series B, 1.8% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	2,000	2,000
Metro. Nashville Arpt. Auth. Spl. Facilities Rev. (American Airlines Proj.) Series A, 1.9%, LOC Cr. Suisse First Boston Bank, VRDN (b)	1,700	1,700
Morristown Indl. Dev. Board Indl. Dev. Rev. (Lakeway Container, Inc. Proj.) Series 1993, 1.45%, LOC First Tennessee Bank NA, Memphis, VRDN (b)(e)	1,400	1,400
Sevier County Pub. Bldg. Auth.:
Series 2000 IV E3, 1.85% (AMBAC Insured), VRDN (b)	1,000	1,000
Series 2000 IV E5, 1.85% (AMBAC Insured), VRDN (b)	3,500	3,500
Series IV B12, 1.85% (FSA Insured), VRDN (b)	3,600	3,600
Series IV B7, 1.85% (FSA Insured), VRDN (b)	3,095	3,095
Series IV B9, 1.85% (FSA Insured), VRDN (b)	1,000	1,000
Series IV G2, 1.85% (AMBAC Insured), VRDN (b)	3,100	3,100
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Tennessee - continued
Sevier County Pub. Bldg. Auth.: - continued
Series IV J1, 1.85% (AMBAC Insured), VRDN (b)	$ 6,700	$ 6,700
Shelby County Gen. Oblig.:
Participating VRDN Series EGL 01 4201, 1.45% (Liquidity Facility Citibank NA, New York) (b)(g)	10,640	10,640
Series 2000 X, 1.4% 9/9/02, CP	3,700	3,700
Series 2001 X, 1.4% 10/1/02, CP	4,600	4,600
		76,335
Texas - 14.5%
Austin Elec. Util. Sys. Rev. Participating VRDN Series SGA 122, 1.46% (Liquidity Facility Societe Generale) (b)(g)	9,680	9,680
Austin Util. Sys. Rev. Participating VRDN Series BA 98 V, 1.42% (Liquidity Facility Bank of America NA) (b)(g)	2,500	2,500
Bastrop Independent School District Participating VRDN Series MSCO 01 649, 1.46% (Liquidity Facility Morgan Stanley) (b)(g)	11,485	11,485
Bell County Indl. Dev. Corp. Indl. Dev. Rev. (Metal Sales Manufacturing Corp. Proj.) 1.68%, LOC U.S. Bank NA, Cincinnati, VRDN (b)(e)	840	840
Brazos River Auth. Poll. Cont. Rev. (Texas Utils. Energy Co. Proj.) Series A, 1.5%, LOC JPMorgan Chase Bank, VRDN (b)(e)	2,750	2,750
Cypress Fairbanks Independent School District Participating VRDN Series EGL 00 4304, 1.45% (Liquidity Facility Citibank NA, New York) (b)(g)	5,000	5,000
Dallas Fort Worth Int'l. Arpt. Participating VRDN:
Series Merlots 00 II, 1.52% (Liquidity Facility Wachovia Bank NA) (b)(e)(g)	3,200	3,200
Series Merlots 02 A13, 1.52% (Liquidity Facility Wachovia Bank NA) (b)(e)(g)	5,095	5,095
Denton County Gen. Oblig. Participating VRDN Series SGA 117, 1.8% (Liquidity Facility Societe Generale) (b)(g)	8,930	8,930
Denton Util. Sys. Rev. Participating VRDN Series SGA 32, 1.46% (Liquidity Facility Societe Generale) (b)(g)	15,230	15,230
Edinburg Consolidated Independent School District Participating VRDN Series SGA 106, 1.46% (Liquidity Facility Societe Generale) (b)(g)	8,600	8,600
El Paso Indl. Dev. Auth. Rev. (Camden Wire Co., Inc. Proj.) Series 1996, 1.6%, LOC Chase Manhattan Bank of Delaware, VRDN (b)(e)	1,200	1,200
Georgetown Indl. Dev. Corp. Rev. (Chatsworth Products, Inc. Proj.) Series 1996, 1.7%, LOC Bank One, Texas NA, VRDN (b)(e)	2,370	2,370
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Grapevine-Colleyville Independent School District Participating VRDN Series SG 69, 1.42% (Liquidity Facility Societe Generale) (b)(g)	$ 6,575	$ 6,575
Greater East Texas Higher Ed. Auth. Student Ln. Rev.:
Bonds Series 1993 B, 1.95%, tender 6/1/03, LOC Sallie Mae (a)(b)(e)	15,000	15,000
Series 1995 A, 1.45%, LOC Sallie Mae, VRDN (a)(b)(e)	3,800	3,800
Gulf Coast Waste Disp. Auth. Poll. Cont. Rev. (Exxon Asset Fdg. Corp./Baytown Chemical Co. Proj.) Series 1995, 1.9% (Exxon Mobil Corp. Guaranteed), VRDN (b)	3,900	3,900
Harlingen Indl. Dev. Auth. Indl. Dev. Rev. (Gibbs-Texas Die Casting Proj.) 1.7%, LOC Fifth Third Bank, Cincinnati, VRDN (b)(e)	2,700	2,700
Harris County Gen. Oblig. Participating VRDN Series SG 96, 1.42% (Liquidity Facility Societe Generale) (b)(g)	4,200	4,200
Harris County Health Facilities Dev. Corp. Hosp. Rev.:
Participating VRDN Series FRRI 99 A53, 1.5% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(g)	6,200	6,200
(Children's Hosp. Proj.) Series 1999 B1, 1.95% (MBIA Insured), VRDN (b)	5,200	5,200
(Methodist Hosp. Proj.) Series 1997, 1.8%, VRDN (b)	2,450	2,450
Houston Arpt. Sys. Rev. Participating VRDN Series Merlots 00 A25, 1.47% (Liquidity Facility Wachovia Bank NA) (b)(g)	12,475	12,475
Houston Gen. Oblig. Participating VRDN Series SGA 28, 1.46% (Liquidity Facility Societe Generale) (b)(g)	8,630	8,630
Houston Wtr. & Swr. Sys. Rev. Participating VRDN:
Series Merlots 02 A16, 1.47% (Liquidity Facility Wachovia Bank NA) (b)(g)	3,800	3,800
Series MS 00 427, 1.44% (Liquidity Facility Morgan Stanley) (b)(g)	5,495	5,495
Series MS 00 495, 1.44% (Liquidity Facility Morgan Stanley) (b)(g)	4,000	4,000
Lower Colorado River Auth. Rev. Participating VRDN Series PA 590R, 1.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	10,200	10,200
Mesquite Independent School District Participating VRDN Series PT 1386, 1.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	8,575	8,575
Nueces River Indl. Dev. Auth. Poll. Cont. Rev. Bonds (San Miguel Elec. Coop., Inc. Proj.) Series 1984, 1.45% tender 10/9/02 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	6,300	6,300
Plano Independent School District Participating VRDN Series MS 00 502, 1.44% (Liquidity Facility Morgan Stanley) (b)(g)	5,563	5,563
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Port of Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.) 1.6%, VRDN (b)(e)	$ 7,535	$ 7,535
Round Rock Independent School District Participating VRDN Series MS 01 578, 1.44% (Liquidity Facility Morgan Stanley) (b)(g)	3,875	3,875
San Antonio Elec. & Gas Rev. Participating VRDN Series SG 107, 1.42% (Liquidity Facility Societe Generale) (b)(g)	9,880	9,880
San Antonio Independent School District:
Bonds Series AAB 01 28, 1.6%, tender 4/30/03 (Liquidity Facility ABN-AMRO Bank NV) (b)(g)(h)	3,900	3,900
Participating VRDN Series EGL 01 4311, 1.45% (Liquidity Facility Citibank NA, New York) (b)(g)	4,800	4,800
San Antonio Wtr. Sys. Rev. Participating VRDN Series Merlots 00 VV, 1.47% (Liquidity Facility Wachovia Bank NA) (b)(g)	4,000	4,000
San Marcos Indl. Dev. Corp. Indl. Dev. Rev. (Butler Manufacturing Co. Proj.) Series 1995, 1.48%, LOC Bank of America NA, VRDN (b)(e)	3,250	3,250
Schertz-Cibolo-Universal City Independent School District Participating VRDN Series MSTC 01 156 Class A, 1.46% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(g)	10,505	10,505
Texas A&M Univ. Rev. Participating VRDN Series SGA 21, 1.46% (Liquidity Facility Societe Generale) (b)(g)	6,370	6,370
Texas Affordable Hsg. Corp. Single Family Mtg. Rev. Bonds (Teachers Home Ln. Prog.) 0%, tender 4/1/03 (b)(e)	3,840	3,840
Texas City Indl. Dev. Corp. Marine Term. Participating VRDN Series Merlots 00 A34, 1.47% (Liquidity Facility Wachovia Bank NA) (b)(g)	3,970	3,970
Texas Dept. Hsg. & Cmnty. Affairs Residential Mtg. Rev. Participating VRDN Series Merlots 01 A109, 1.52% (Liquidity Facility Wachovia Bank NA) (b)(e)(g)	5,330	5,330
Texas Gen. Oblig.:
Participating VRDN:
Series FRRI 02 L23J, 1.5% (Liquidity Facility Lehman Brothers, Inc.) (b)(g)	33,300	33,300
Series MS 01 551, 1.44% (Liquidity Facility Morgan Stanley) (b)(g)	15,410	15,410
TRAN 2.75% 8/29/03	47,300	47,915
Texas Wtr. Dev. Board Rev. Participating VRDN Series SGA 00 104, 1.46% (Liquidity Facility Societe Generale) (b)(g)	10,470	10,470
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Univ. of Texas Univ. Revs. Participating VRDN:
Series SGA 78, 1.46% (Liquidity Facility Societe Generale) (b)(g)	$ 24,290	$ 24,290
Series SGA 79, 1.46% (Liquidity Facility Societe Generale) (b)(g)	7,300	7,300
		397,883
Utah - 0.6%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Bonds Series E, 1.3% tender 10/1/02 (AMBAC Insured) (Liquidity Facility JPMorgan Chase Bank), CP mode	2,800	2,800
Participating VRDN Series MS 00 409, 1.44% (Liquidity Facility Morgan Stanley) (b)(g)	13,800	13,800
		16,600
Virginia - 1.0%
Greensville County Indl. Dev. Auth. Dev. Rev. (Beach Mold & Tool Virginia, Inc. Proj.):
Series 1996 A, 1.65%, LOC Bank One, Kentucky NA, VRDN (b)(e)	450	450
Series 1996 B, 1.65%, LOC Bank One, Kentucky NA, VRDN (b)(e)	1,750	1,750
Greensville County Indl. Dev. Auth. Rev. (Beach Mold & Tool Virginia, Inc. Proj.) 1.65%, LOC Bank One, Kentucky NA, VRDN (b)(e)	400	400
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1984:
1.4% tender 9/13/02, CP mode	4,000	4,000
1.4% tender 10/1/02, CP mode	4,000	4,000
1.4% tender 10/25/02, CP mode	3,700	3,700
1.45% tender 9/23/02, CP mode	4,000	4,000
Louisa Indl. Dev. Auth. Solid Waste & Swr. Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series A, 3.15%, tender 4/1/03 (b)(e)	1,900	1,900
Virginia Pub. School Auth. Participating VRDN Series Putters 139, 1.46% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(g)	4,195	4,195
York County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1985, 1.45% tender 11/1/02, CP mode	3,900	3,900
		28,295
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Washington - 5.2%
Chelan County Pub. Util. District #1 Rev. Participating VRDN Series PA 1047, 1.48% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	$ 6,295	$ 6,295
Clark County Pub. Util. District #1 Generating Sys. Rev. Participating VRDN Series Merlots 01 A122, 1.47% (Liquidity Facility Wachovia Bank NA) (b)(g)	4,100	4,100
Energy Northwest Elec. Rev. Participating VRDN Series Putters 248, 1.46% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	3,785	3,785
Kent Gen. Oblig. Participating VRDN Series SGA 27, 1.46% (Liquidity Facility Societe Generale) (b)(g)	5,070	5,070
King County Gen. Oblig.:
Participating VRDN Series SGA 19, 1.46% (Liquidity Facility Societe Generale) (b)(g)	11,260	11,260
BAN 3.25% 10/1/02	3,800	3,803
King County Swr. Rev. Participating VRDN:
Series Merlots 00 E, 1.47% (Liquidity Facility Wachovia Bank NA) (b)(g)	1,900	1,900
Series MS 01 554, 1.44% (Liquidity Facility Morgan Stanley) (b)(g)	9,945	9,945
Pierce County Econ. Dev. Corp. Rev. (Pacific LLC Proj.) 1.65%, LOC Wells Fargo Bank NA, San Francisco, VRDN (b)(e)	2,800	2,800
Port of Seattle Rev. Series 1999 A, 1.65%, LOC Commerzbank AG, VRDN (b)	11,400	11,400
Seattle Gen. Oblig. Participating VRDN:
Series ROC II R85, 1.45% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(g)	6,255	6,255
Series SGB 12, 1.45% (Liquidity Facility Societe Generale) (b)(g)	2,600	2,600
Seattle Hsg. Auth. Rev. (New Holly Phase II Proj.) 1.65%, LOC Key Bank NA, VRDN (b)(e)	3,700	3,700
Seattle Muni. Lt. & Pwr. Rev. Participating VRDN:
Series Merlots 01 A56, 1.47% (Liquidity Facility Wachovia Bank NA) (b)(g)	9,980	9,980
Series SGA 96, 1.8% (Liquidity Facility Societe Generale) (b)(g)	3,000	3,000
Washington Gen. Oblig. Participating VRDN:
Series EGL 96 4701, 1.45% (Liquidity Facility Citibank NA, New York) (b)(g)	4,000	4,000
Series EGL 98 4703, 1.45% (Liquidity Facility Citibank NA, New York) (b)(g)	9,900	9,900
Series FRRI 01 L15, 1.55% (Liquidity Facility Lehman Brothers, Inc.) (b)(g)	15,000	15,000
Series ROC II R86, 1.45% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(g)	3,300	3,300
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Washington - continued
Washington Gen. Oblig. Participating VRDN: - continued
Series SGA 34, 1.46% (Liquidity Facility Societe Generale) (b)(g)	$ 3,255	$ 3,255
Series SGA 35, 1.46% (Liquidity Facility Societe Generale) (b)(g)	8,990	8,990
Series SGA 36, 1.46% (Liquidity Facility Societe Generale) (b)(g)	11,000	11,000
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. Bonds Series B, 5.5% 7/1/03 (Bonneville Pwr. Admin Guaranteed)	2,000	2,061
		143,399
West Virginia - 0.6%
Grant County Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1986, 1.6% tender 10/11/02, CP mode (e)	1,300	1,300
Grant County Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1996, 1.5% tender 9/10/02, CP mode (e)	6,500	6,500
West Virginia Econ. Dev. Auth. Ind. Rev. (Smith Svc., Inc. Proj.) Series 1999, 1.56%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)(e)	5,265	5,265
West Virginia Pub. Energy Auth. Energy Rev. Bonds (Morgantown Energy Assoc. Proj.) 1.5% tender 10/11/02, LOC Dexia Cr. Local de France, CP mode (e)	2,900	2,900
		15,965
Wisconsin - 2.7%
Ashwaubenon Indl. Dev. Rev. (Tufco Proj.) Series 1992, 1.7%, LOC Bank One, Wisconsin, VRDN (b)(e)	1,000	1,000
Hartford Cmnty. Dev. Auth. Indl. Dev. Rev. (TNT/Larpen Supply Proj.) 1.7%, LOC Bank One, Wisconsin, VRDN (b)(e)	1,725	1,725
Manitowoc Cmnty. Dev. Auth. Multi-family Rev. (Great Lakes Training Dev. Corp. Proj.) Series 2002 A, 1.56%, VRDN (b)	11,600	11,600
Milwaukee County Gen. Oblig. RAN 3% 3/20/03	12,000	12,074
Raymond Indl. Dev. Rev. (Richard S. Werner, Inc. Proj.) Series 1996, 1.7%, LOC Bank One, Wisconsin, VRDN (b)(e)	1,925	1,925
Rhinelander Indl. Rev. (Red Arrow Prod. Co., Inc. Proj.) Series 1994, 1.7%, LOC Bank One, Wisconsin, VRDN (b)(e)	5,600	5,600
Sturtevant Indl. Dev. Rev. (Quadra, Inc. Proj.) 1.7%, LOC Bank One, Wisconsin, VRDN (b)(e)	1,200	1,200
Wisconsin Gen. Oblig. Participating VRDN:
Series PT 1231, 1.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	15,540	15,540
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Wisconsin - continued
Wisconsin Gen. Oblig. Participating VRDN: - continued
Series ROC II R135, 1.45% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(g)	$ 16,505	$ 16,505
Wisconsin Trans. Rev. Participating VRDN Series MS 01 556, 1.44% (Liquidity Facility Morgan Stanley) (b)(g)	6,253	6,253
		73,422
Wyoming - 0.3%
Wyoming Cmnty. Dev. Auth. Participating VRDN Series Merlots 00 KK, 1.47% (Liquidity Facility Wachovia Bank NA) (b)(g)	5,045	5,045
Wyoming Cmnty. Dev. Auth. Hsg. Rev. Participating VRDN Series PA 1025R, 1.48% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	4,035	4,035
		9,080
	Shares
Other - 10.9%
Fidelity Municipal Cash Central Fund, 1.55% (c)(d)	299,963,200	299,963
TOTAL INVESTMENT PORTFOLIO - 96.5%		2,654,403
NET OTHER ASSETS - 3.5%		96,177
NET ASSETS - 100%		$ 2,750,580
Total Cost for Income Tax Purposes $ 2,654,403
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $18,800,000 or 0.7% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(d) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.
(g) Provides evidence of ownership in one or more underlying municipal bonds.
(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
San Antonio Independent School District Bonds Series AAB 01 28, 1.6%, tender 4/30/03 (Liquidity Facility ABN-AMRO Bank NV)	8/29/01	$ 3,900
Income Tax Information

During the fiscal year ended August 31, 2002, 100.00% of the fund's income dividends was free from federal income tax, and 31.55% of the fund's income dividends was subject to the federal alternative minimum tax (unaudited). The fund will notify shareholders in January 2003 of amounts for use in preparing 2002 income tax returns.

Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,900,000 or 0.1% of net assets.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	August 31, 2002
Assets
Investment in securities, at value - See accompanying schedule		$ 2,654,403
Cash		11,482
Receivable for investments sold on a delayed delivery basis		82,467
Receivable for fund shares sold		4,106
Interest receivable		8,054
Receivable from investment adviser for expense reductions		247
Other receivables		115
Total assets		2,760,874
Liabilities
Payable for investments purchased	$ 3,003
Payable for fund shares redeemed	6,056
Distributions payable	240
Accrued management fee	989
Other payables and accrued expenses	6
Total liabilities		10,294
Net Assets		$ 2,750,580
Net Assets consist of:
Paid in capital		$ 2,750,529
Accumulated net realized gain (loss) on investments		51
Net Assets, for 2,750,528 shares outstanding		$ 2,750,580
Net Asset Value, offering price and redemption price per share ($2,750,580 ÷ 2,750,528 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended August 31, 2002
Investment Income
Interest		$ 46,078
Expenses
Management fee	$ 11,550
Non-interested trustees' compensation	8
Total expenses before reductions	11,558
Expense reductions	(3,633)	7,925
Net investment income		38,153
Net Realized Gain (Loss) on Investment securities		263
Net increase in net assets resulting from operations		$ 38,416

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2002	Year ended August 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 38,153	$ 76,528
Net realized gain (loss)	263	111
Net increase (decrease) in net assets resulting from operations	38,416	76,639
Distributions to shareholders from net investment income	(38,153)	(76,528)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	2,836,338	2,978,784
Reinvestment of distributions	35,234	70,613
Cost of shares redeemed	(2,574,122)	(2,810,331)
Net increase (decrease) in net assets and shares resulting from share transactions	297,450	239,066
Total increase (decrease) in net assets	297,713	239,177
Net Assets
Beginning of period	2,452,867	2,213,690
End of period	$ 2,750,580	$ 2,452,867

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended August 31,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.015	.033	.036	.029	.033
Distributions from net investment income	(.015)	(.033)	(.036)	(.029)	(.033)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A, B	1.48%	3.38%	3.63%	2.95%	3.40%
Ratios to Average Net Assets C
Expenses before expense reductions	.44%	.50%	.50%	.50%	.50%
Expenses net of voluntary waivers, if any	.34%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.30%	.37%	.40%	.39%	.39%
Net investment income	1.45%	3.31%	3.56%	2.91%	3.35%
Supplemental Data
Net assets, end of period (in millions)	$ 2,751	$ 2,453	$ 2,214	$ 2,216	$ 2,277

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the former account closeout fee.

C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2002

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Spartan® Municipal Money Fund (the fund) is a fund of Fidelity Union Street Trust II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Dividends are declared daily and paid monthly from net investment income.

Income distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. There were no significant book-to-tax differences during the period.

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is "marked to market" daily and equivalent deliverable securities are held for the transaction. The fund may receive compensation

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee of .43% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees. Prior to October 31, 2001, the fund paid a monthly management fee of .50% of the fund's average net assets.

FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collected certain transaction fees from shareholders which amounted to $1 for the period. Effective October 31, 2001, these transaction fees were eliminated.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,730 for the period.

Annual Report

4. Expense Reductions.

FMR agreed to reimburse the fund to the extent operating expenses exceeded .33% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced the fund's expenses by $2,639. Prior to October 25, 2001, FMR reimbursed the fund to the extent operating expenses exceeded .40% of average net assets.

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's expenses by $994.

Annual Report

Report of Independent Accountants

To the Trustees of Fidelity Union Street Trust II and the Shareholders of Spartan Municipal Money Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan Municipal Money Fund (a fund of Fidelity Union Street Trust II) at August 31, 2002 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Spartan Municipal Money Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 4, 2002

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy and William S. Stavropoulos, each of the Trustees oversees 265 funds advised by FMR or an affiliate. Mr. McCoy oversees 267 funds advised by FMR or an affiliate, and Mr. Stavropoulos oversees 230 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (72)**

Year of Election or Appointment: 1991

President of Spartan Municipal Money. Mr. Johnson also serves as President of other Fidelity funds. He is Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; a Director of Fidelity Management & Research (U.K.) Inc.; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director (1997) of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (40)**

Year of Election or Appointment: 2001

Senior Vice President of Spartan Municipal Money (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Peter S. Lynch (59)

Year of Election or Appointment: 1991

Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee and President of the funds, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (59)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of AT&T (2001), International Flavors & Fragrances, Inc. (2000), Rockwell Automation International (2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a Member of the Advisory Board of the Securities Regulation Institute and of the Directorship Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (70)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (70)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (58)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), TRW Inc. (automotive, space, defense, and information technology), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines) and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (69)

Year of Election or Appointment: 1991

Mr. Kirk is a Public Governor of the National Association of Securities Dealers, Inc., and of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Stabilization Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (55)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (58)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and Chief Executive Officer (1999) and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman and C.E.O. of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial, 1997), Axcelis Technologies (semiconductors, 2000), and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

Marvin L. Mann (69)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage, 1997) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (68)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm, 1997) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (63)

Year of Election or Appointment: 2002

Mr. Stavropoulos also serves as a Trustee (2001) or Member of the Advisory Board (2000) of other investment companies advised by FMR. He is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions, 1997), BellSouth Corporation (telecommunications, 1997), and the Chemical Financial Corporation. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Executive Officers:

Correspondence intended for each executive officer may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Dwight D. Churchill (48)

Year of Election or Appointment: 2000

Vice President of Spartan Municipal Money. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

David L. Murphy (54)

Year of Election or Appointment: 2002

Vice President of Spartan Municipal Money. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002). He serves as Senior Vice President (2000) and Money Market Group Leader (2002) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also Vice President of FIMM (2000) and FMR (1998). Previously, Mr. Murphy served as Bond Group Leader (2000-2002) and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002). Mr. Murphy joined Fidelity in 1989 as a portfolio manager in the Bond Group.

Norman U. Lind (46)

Year of Election or Appointment: 2001

Vice President of Spartan Municipal Money. Mr. Lind is also Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Lind managed a variety of Fidelity funds.

Eric D. Roiter (53)

Year of Election or Appointment: 1998

Secretary of Spartan Municipal Money. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter was an Adjunct Member, Faculty of Law, at Columbia University Law School (1996-1997).

Maria F. Dwyer (43)

Year of Election or Appointment: 2002

Treasurer of Spartan Municipal Money. She also serves as Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Stanley N. Griffith (55)

Year of Election or Appointment: 1998

Assistant Vice President of Spartan Municipal Money. Mr. Griffith is Assistant Vice President of Fidelity's Fixed-Income Funds (1998), Assistant Secretary of FIMM (1998), Vice President of Fidelity Investments' Fixed-Income Division (1998), and is an employee of FMR.

John H. Costello (56)
Year of Election or Appointment: 1991 Assistant Treasurer of Spartan Municipal Money. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (55)

Year of Election or Appointment: 2002

Assistant Treasurer of Spartan Municipal Money. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), Compliance Officer of FMR Corp., and Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002) and Fidelity Management & Research (Far East) Inc. (1991-2002).

Thomas J. Simpson (44)

Year of Election or Appointment: 1996

Assistant Treasurer of Spartan Municipal Money. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on September 18, 2002. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To continue the effectiveness of Article VII, Section 7.04 of the Trust Instrument.*
	# of Votes	% of Votes
Affirmative	6,511,783,345.779	89.614
Against	329,788,951.355	4.539
Abstain	424,881,474.307	5.847
TOTAL	7,266,453,771.441	100.000
PROPOSAL 2
To authorize the Trustees to increase the maximum number of Trustees.*
	# of Votes	% of Votes
Affirmative	6,174,927,725.188	84.970
Against	712,670,799.143	9.807
Abstain	379,594,777.110	5.223
TOTAL	7,267,193,301.441	100.000
PROPOSAL 3
To authorize the Trustees to clarify the scope of the Trustees' authority regarding reorganization or termination.*
	# of Votes	% of Votes
Affirmative	6,439,152,741.466	88.615
Against	425,316,228.980	5.853
Abstain	401,984,800.995	5.532
TOTAL	7,266,453,771.441	100.000
PROPOSAL 4
To authorize the Trustees to enter into management contracts on behalf of a new fund.*
	# of Votes	% of Votes
Affirmative	6,338,720,043.337	87.233
Against	515,498,905.709	7.094
Abstain	412,234,822.395	5.673
TOTAL	7,266,453,771.441	100.000
PROPOSAL 5
To elect the thirteen nominees specified below as Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	6,851,815,006.821	94.284
Withheld	415,378,294.620	5.716
TOTAL	7,267,193,301.441	100.000
Ralph F. Cox
Affirmative	6,844,170,409.986	94.179
Withheld	423,022,891.455	5.821
TOTAL	7,267,193,301.441	100.000
Phyllis Burke Davis
Affirmative	6,837,990,754.536	94.094
Withheld	429,202,546.905	5.906
TOTAL	7,267,193,301.441	100.000
Robert M. Gates
Affirmative	6,848,331,141.026	94.236
Withheld	418,862,160.415	5.764
TOTAL	7,267,193,301.441	100.000
Abigail P. Johnson
Affirmative	6,843,142,530.031	94.165
Withheld	424,050,771.410	5.835
TOTAL	7,267,193,301.441	100.000
Edward C. Johnson 3d
Affirmative	6,841,466,145.606	94.142
Withheld	425,727,155.835	5.858
TOTAL	7,267,193,301.441	100.000
Donald J. Kirk
Affirmative	6,851,738,187.326	94.283
Withheld	415,455,114.115	5.717
TOTAL	7,267,193,301.441	100.000
Marie L. Knowles
Affirmative	6,857,370,417.961	94.361
Withheld	409,822,883.480	5.639
TOTAL	7,267,193,301.441	100.000
	# of Votes	% of Votes
Ned C. Lautenbach
Affirmative	6,851,940,663.636	94.286
Withheld	415,252,637.805	5.714
TOTAL	7,267,193,301.441	100.000
Peter S. Lynch
Affirmative	6,853,081,588.471	94.302
Withheld	414,111,712.970	5.698
TOTAL	7,267,193,301.441	100.000
Marvin L. Mann
Affirmative	6,848,011,036.871	94.232
Withheld	419,182,264.570	5.768
TOTAL	7,267,193,301.441	100.000
William O. McCoy
Affirmative	6,849,963,495.721	94.259
Withheld	417,229,805.720	5.741
TOTAL	7,267,193,301.441	100.000
William S. Stavropoulos
Affirmative	6,831,136,964.061	94.000
Withheld	436,056,337.380	6.000
TOTAL	7,267,193,301.441	100.000
PROPOSAL 8
To approve an amended management contract for the fund.
	# of Votes	% of Votes
Affirmative	1,299,118,619.964	89.122
Against	86,316,720.840	5.921
Abstain	71,777,035.550	4.924
Broker Non-Votes	481,047.000	0.033
TOTAL	1,457,693,423.354	100.000
PROPOSAL 11
To modify the fund's fundamental 80% investment policy.
	# of Votes	% of Votes
Affirmative	1,292,989,322.334	88.701
Against	90,354,601.390	6.199
Abstain	73,868,452.630	5.067
Broker Non-Votes	481,047.000	0.033
TOTAL	1,457,693,423.354	100.000
PROPOSAL 12
To amend the fund's fundamental investment limitation concerning diversification.
	# of Votes	% of Votes
Affirmative	1,265,124,521.954	86.789
Against	119,992,577.420	8.232
Abstain	72,095,276.980	4.946
Broker Non-Votes	481,047.000	0.033
TOTAL	1,457,693,423.354	100.000
PROPOSAL 13
To amend the fund's fundamental investment limitation concerning underwriting.
	# of Votes	% of Votes
Affirmative	1,260,162,459.934	86.449
Against	121,426,949.580	8.330
Abstain	75,622,966.840	5.188
Broker Non-Votes	481,047.000	0.033
TOTAL	1,457,693,423.354	100.000
PROPOSAL 14
To amend the fund's fundamental investment limitation concerning lending.
	# of Votes	% of Votes
Affirmative	1,251,294,600.714	85.841
Against	123,392,782.860	8.465
Abstain	82,524,992.780	5.661
Broker Non-Votes	481,047.000	0.033
TOTAL	1,457,693,423.354	100.000
*Denotes trust-wide proposals and voting results.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-EarthLink, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Annual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.
New York, NY
and

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

Fidelity's Municipal
Money Market Funds

Arizona Municipal Money Market

California Municipal Money Market

Connecticut Municipal Money Market

Florida Municipal Money Market

Massachusetts Municipal Money Market

Michigan Municipal Money Market

Municipal Money Market

New Jersey Municipal Money Market

New York Municipal Money Market

Ohio Municipal Money Market

Pennsylvania Municipal Money Market

Spartan(automated graphic)    California Municipal
Money Market

Spartan Connecticut Municipal
Money Market

Spartan Massachusetts Municipal
Money Market

Spartan Municipal Money

Spartan New Jersey Municipal
Money Market

Spartan New York Municipal
Money Market

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

SMM-ANN-1002 158106
1.536690.105

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com